N-4		12 Months Ended
	May 04, 2026 USD ($) year	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Prospectus:
Document Type	N-4
Entity Registrant Name	JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
Entity Central Index Key	0001128415
Entity Investment Company Type	N-4
Document Period End Date	Apr. 20, 2026
Amendment Flag	false
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Credits are Based in Part on Index Performance [Text Block]	At the end of the term, we will credit positive or negative interest ("Index Adjustment") to amounts allocated to your Index Account Option based, in part, on the performance of your selected Index.
Index-Linked Option Overview, Investor Could Lose Money if Index Declines [Text Block]	You could lose a significant amount of money if the Index declines in value.
Index-Linked Option Overview, Limits the Negative Return [Text Block]	If the Index Return is negative, the Contract credits losses, which may be either absorbed or offset, subject to a Buffer Protection Option.
Index-Linked Option Overview, Limits Positive Return [Text Block]	If the Index Return is positive, the Contract credits any gains in that Index to your Index Account Option Value, subject to the Crediting Method you choose: Cap, Guaranteed Cap, Performance Trigger, or Performance Boost.
Overview, Investor Could Lose Money Due to Contract Adjustments if Amounts are Removed [Text Block]	You could lose a significant amount of money due to the use of Interim Values if amounts are removed from the Index Account Options prior to the end of the Index Account Option Term.
Overview, Transactions Subject to Contract Adjustments [Text Block]	Because the Index Account Options are designed to credit an Index Adjustment by measuring the change in the Index Return from the beginning of the Index Account Option Term to the end of the Index Account Option Term, an Interim Value calculation is necessary to determine the daily value of your Index Account Option on any given Business Day for purposes of Performance Locks or if amounts are removed from an Index Account Option prior to the end of the Index Account Option Term, including partial or total withdrawals from the Contract, automatic withdrawals, required minimum distributions ("RMDs"), amounts applied to an income option upon annuitization, and payment of the Contract Value element of the Death Benefit.
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]

	FEES, EXPENSES, AND ADJUSTMENTS	Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes. If you withdraw money from your Contract during the Withdrawal Charge Period, you will be assessed a withdrawal charge. The maximum withdrawal charge is 8.0% of the Remaining Premium withdrawn during the first two years of the Withdrawal Charge Period. For example, if you make an early withdrawal within the first two Contract Years, you could pay a withdrawal charge of up to $8,000 on a $100,000 investment. This loss will be greater if there is a negative Interim Value adjustment, taxes, or tax penalties.

In addition, if all or a portion of Contract Value is removed from an Index Account Option before the end of the Index Account Option Term, or you exercise a Performance Lock, we will apply an Interim Value adjustment, which may be negative. The Interim Value adjustment applies upon partial or total withdrawals from the Contract , automatic withdrawals, RMDs, amounts applied to an income option upon annuitization, and payment of the Contract Value element of the Death Benefit. You could lose up to 100% of your investment due to this Interim Value adjustment. For example, if you allocate $100,000 to a 3-year Index Account Option and later withdraw the entire amount before the 3 years have ended, you could lose up to $100,000 of your investment.
Charges and Adjustments
Are There Transaction Charges?	Yes. In addition to Withdrawal Charges and any negative Interim Value adjustment, you also may be charged for other transactions, such as when you request expedited delivery or wire transfer of funds.	Charges and Adjustments- Transaction Expenses
Are There Ongoing Fees and Expenses?
Yes. There is an implicit ongoing fee on Index Account Options to the extent that your participation in Index gains is limited by Jackson of NY through the use of a Cap, Guaranteed Cap, Performance Trigger Rate, or Performance Boost Cap Rate. This means that your returns may be lower than your elected Index's returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses.
Contract Options - Index Account Additional Information About the Index Account Options - Crediting Methods
	RISKS	Location in Prospectus
Is There a Risk of Loss from Poor Performance?
Yes. You can lose money by investing in this Contract. You could experience up to a 90% loss due to poor Index performance after taking into account the current limits on Index loss provided under the Contract. Protection Option rates could change in the future. Available Buffer Protection Options will always be at least 10%.
Principal Risks

Is this a Short-Term Investment?
No. This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. Withdrawals could result in significant reductions to Contract Value, the Death Benefit, and Contract benefits (possibly by more than the amount withdrawn).

Withdrawal Charges apply for up to 6 years after each Premium payment. They will reduce the value of your Contract if you withdraw money during that time. Amounts withdrawn from your Contract may also be subject to taxes and tax penalties. Amounts removed from an Index Account Option before the end of the Index Account Option Term may also result in a negative Interim Value adjustment and loss of positive Index performance. The benefits of tax deferral also mean the Contract is more beneficial to investors with a long time horizon.

Because Index Account Options are designed to mature at the end of the Index Account Option Term, we need to know by the end of the Index Account Option Term whether you intend to reallocate to a different Contract Option. If you do not provide timely allocation instructions by close of business on the Index Account Option Term Anniversary of an expiring Index Account Option Term as to how you would like your Index Account Option Value allocated for your next Index Account Option Term, we will generally (i) renew the Index Account Option into the same Index Account Option Term, if available; or (ii) if the same Crediting Method, Protection Option, or Index you elected is not available, we will reallocate the Index Account Option Value(s) to the Fixed Account. The rates applicable to your new Index Account Option or Fixed Account Option will be the then-current renewal rates associated with your Contract.
Principal Risks Contract Charges Transfers and Reallocations
What Are the Risks Associated with the Investment Options?
An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Contract Options you choose. Each Contract Option (Index Account Options and Fixed Account Options) has its own unique risks. Withdrawals from an Index Account Option prior to the end of the Index Account Option Term are subject to an Interim Value adjustment. You should review the available Contract Options before making an investment decision.

The Cap Rate, Guaranteed Cap Rate, and Performance Trigger Rate, and Performance Boost Cap Rate, as applicable, will limit positive Index returns (e.g., limited upside). This may result in you earning less than the Index return. For example, assume the Index return is 15% at the end of the Index Account Option Term:

•Under a Cap Crediting Method with a 10% Cap Rate, we will credit a 10% Index Adjustment at the end of the Index Account Option Term; or
•Under a Guaranteed Cap Crediting Method with a 10% Guaranteed Cap Rate, we will credit a 10% Index Adjustment at the end of the Index Account Option Term;
•Under a Performance Trigger Crediting Method with a 10% Performance Trigger Rate, we will credit a 10% Index Adjustment at the end of the Index Account Option Term;. and
•Under a Performance Boost Crediting Method with a 10% Performance Boost Cap Rate, we will credit a 10% Index Adjustment at the end of the Index Account Option Term.

The Buffer will limit negative Index returns (e.g., limited protection in the case of market decline). For example, assume an Index return of -25% at the end of the Index Account Option Term - :

•If the Buffer is -10%, we will credit a -15% Index Adjustment at the end of the Index Account Option Term.

The Indexes available for election are price return indexes and not total return indexes, and therefore do not reflect dividends paid on the securities composing the Index. This will reduce the Index return and will cause the Index to underperform a direct investment in the securities composing the Index.
Principal Risks

What Are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to Jackson of NY. Any obligations (including under any Fixed Account Options and Index Account Options), guarantees, and benefits of the Contract are subject to the claims-paying ability of Jackson of NY. More information about Jackson of NY is available upon request by visiting our website at www.jackson.com or by calling 1-800-599-5651.
Principal Risks
	RESTRICTIONS	Location in Prospectus
Are There Restrictions on the Investment Options?
Yes.

Premium Payments.
•The minimum initial Premium payment must be at least $25,000.
•The minimum subsequent Premium payment must be at least $500 ($50 for an automatic payment plan).
•The maximum aggregate Premium payments you may make without our prior approval is $1 million.There is a minimum allocation requirement of $500. Any Premium payment that does not meet this minimum allocation requirement will be held in the Subsequent Premium Holding Account in the Fixed Account until the earlier of (i) the next Contract Anniversary, or (ii) the date on which the total value of all Premiums since the last Premium Allocation Date plus any interest earned in the Subsequent Premium Holding Account equal $500 or more.

Transfers and Reallocations.
•Transfers and reallocations from the Index Account Options are only permitted on Index Account Option Term Anniversaries , unless you exercise a Performance Lock.
•Transfers from the 1-year Fixed Account Option are only permitted on Fixed Account Option Term Anniversaries.
•Transfers from the Performance Lock Holding Account are only permitted on the applicable Premium Allocation Anniversary for the Contract Value on which the Performance Lock was Executed.
•Transfers from the Subsequent Premium Holding Account are only permitted on the earlier of (i) the next Contract Anniversary, or (ii) the date on which the Contract's minimum allocation requirements are met.
•Transfers from the Continuation Adjustment Holding Account are only permitted on Contract Anniversaries.
•Transfers and reallocations are not permitted into Index Account Options with the Guaranteed Cap Crediting Method, which is only available at the time of a Premium payment.
Principal Risks Transfers and Reallocations Additional Information About the Index Account Options Purchases Appendix I: Financial Intermediary Variations

Are There Restrictions on the Investment Options? (continued from previous page)
•If you do not want to remain invested in the 1-year Fixed Account Option until the next Contract Fixed Account Option Term Anniversary, or in an Index Account Option until the end of the Index Account Option Term, your only options will be to take a total or partial withdrawal from the Fixed Account Option or Index Account Option, or exercise a Performance Lock from the Index Account Option. Performance Locks and withdrawals out of Index Account Options prior to the end of the Index Account Option Term will be based on the Interim Values of the Index Account Options, and all withdrawals may be subject to Withdrawal Charges, taxes, and tax penalties.

Investment Restrictions.
•Jackson of NY reserves the right to place restrictions on which Contract Options you may select. This includes restrictions to Index Account Option Crediting Methods, Protection Options, Indexes, and Term lengths. If any such restrictions are in place, they will be listed in Appendix A: Investment Options Available Under the Contract.
•The availability of investment options may vary depending on the broker-dealer or financial intermediary through which the Contract is sold. You should discuss with your financial professional any limitations or restrictions on investment options that apply through their broker-dealer.

Our Rights to Change Index Account Options and Indexes Offered Under the Contract.
•We reserve the right to delete or add Index Account Options, Indexes, Crediting Methods, Protection Options, and Index Account Option Terms in the future. There will always be more than one Index Account Option available, and those options will always be identical or similar to one of the options disclosed in this prospectus.
•We may replace an Index if it is discontinued or the Index is no longer available to us or if the Index's calculation changes substantially. Additionally, we may replace an Index if hedging instruments become difficult to acquire or the cost of hedging related to such Index becomes excessive. We may do so at the end of an Index Account Option Term or during an Index Account Option Term.
•We may change the Crediting Method Rates and Protection Option rates of the Index Account Options available under the Contract, subject to the stated guaranteed minimum or maximum rates. Crediting Method and Protection Option rates will not change during an Index Account Option Term.
•There is no guarantee that a particular Index Account Option will be available during the entire time that you own your Contract. We guarantee that at least two Index Account Options will always be available, and that those options will be identical or similar to those outlined in this prospectus.
•If in the future you are not satisfied with the available Index Account Options, you may choose to withdraw your Index Account Option Value or take a total withdrawal from the Contract, but you may be subject to Withdrawal Charges, taxes, and tax penalties, and an Interim Value adjustment if the withdrawal is made before the end of an Index Account Option Term.
•Certain Index Account Options and Indexes may not be available through your financial professional. You may obtain information about the Index Account Options and Indexes that are available to you by contacting your financial professional.

Are There any Restrictions on Contract Benefits?
Yes.

Performance Lock.
•Performance Locks will be based upon Interim Value calculated at the end of the Business Day after we receive your request. This means you will not be able to determine in advance your "locked in" Index Account Option Value, and it may be higher or lower than it was on the Business Day we received your Performance Lock request.
•Only one partial Performance Lock per Premium Year per Index Account Option is permitted.
•A Performance Lock of the full Interim Value ends the Index Account Option Term for the Index Account Option out of which it is transferred, effectively terminating that Index Account Option. Once an Performance Lock has been processed, it is irrevocable.

Financial Intermediary Variations.
•The availability of Contract benefits may vary depending on the broker-dealer or financial intermediary through which the Contract is sold. You should discuss with your financial professional any limitations or restrictions on Contract benefits that apply through their broker-dealer.
Benefits Available Under the Contracts Transfers and Reallocations - Performance Lock Appendix A: Investment Options Available Under the Contract Appendix I: Financial Intermediary Variations
	TAXES	Location in Prospectus
What Are the Contract's Tax Implications?
•Consult with a tax professional to determine the tax implications of an investment in and purchase payments received under this Contract.
•If you purchase the Contract through a tax-qualified plan or individual retirement account (IRA), you do not get any additional tax benefit.
•Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 ½.
Taxes
	CONFLICTS OF INTEREST	Location in Prospectus
How Are Investment Professionals Compensated?
Your financial professional may receive compensation for selling this Contract to you in the form of commissions, revenue sharing, and other compensation programs. Accordingly, investment professionals may have a financial incentive to offer or recommend this Contract over another investment.
Distribution of Contracts
Should I Exchange My Contract?
Some financial professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only consider exchanging your Contract if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is preferable to purchase the new contract rather than continue to own your existing Contract.
Non-Qualified Contracts - 1035 Exchanges

Charges for Early Withdrawals [Text Block]
Yes. If you withdraw money from your Contract during the Withdrawal Charge Period, you will be assessed a withdrawal charge. The maximum withdrawal charge is 8.0% of the Remaining Premium withdrawn during the first two years of the Withdrawal Charge Period. For example, if you make an early withdrawal within the first two Contract Years, you could pay a withdrawal charge of up to $8,000 on a $100,000 investment. This loss will be greater if there is a negative Interim Value adjustment, taxes, or tax penalties.
In addition, if all or a portion of Contract Value is removed from an Index Account Option before the end of the Index Account Option Term, or you exercise a Performance Lock, we will apply an Interim Value adjustment, which may be negative. The Interim Value adjustment applies upon partial or total withdrawals from the Contract , automatic withdrawals, RMDs, amounts applied to an income option upon annuitization, and payment of the Contract Value element of the Death Benefit. You could lose up to 100% of your investment due to this Interim Value adjustment. For example, if you allocate $100,000 to a 3-year Index Account Option and later withdraw the entire amount before the 3 years have ended, you could lose up to $100,000 of your investment.
Surrender Charge Phaseout Period, Years | year	2
Surrender Charge (of Amount Surrendered) Maximum [Percent]	8.00%
Surrender Charge Example Maximum [Dollars]	$ 8,000
Key Information, Contract Adjustments if Amounts are Removed [Text Block]	In addition, if all or a portion of Contract Value is removed from an Index Account Option before the end of the Index Account Option Term, or you exercise a Performance Lock, we will apply an Interim Value adjustment, which may be negative. The Interim Value adjustment applies upon partial or total withdrawals from the Contract , automatic withdrawals, RMDs, amounts applied to an income option upon annuitization, and payment of the Contract Value element of the Death Benefit.
Key Information, Maximum Loss Resulting from Negative Adjustment [Percent]	100.00%
Key Information, Example of Maximum Loss Resulting from Negative Adjustment [Text Block]	For example, if you allocate $100,000 to a 3-year Index Account Option and later withdraw the entire amount before the 3 years have ended, you could lose up to $100,000 of your investment.
Key Information, Example of Maximum Loss on One Hundred Thousand Dollars Resulting from Negative Adjustment	$ 100,000
Transaction Charges [Text Block]	Yes. In addition to Withdrawal Charges and any negative Interim Value adjustment, you also may be charged for other transactions, such as when you request expedited delivery or wire transfer of funds.
Key Information, Transactions Subject to Contract Adjustment [Text Block]	Yes. In addition to Withdrawal Charges and any negative Interim Value adjustment, you also may be charged for other transactions, such as when you request expedited delivery or wire transfer of funds.
Ongoing Fees and Expenses [Table Text Block]

	FEES, EXPENSES, AND ADJUSTMENTS	Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes. If you withdraw money from your Contract during the Withdrawal Charge Period, you will be assessed a withdrawal charge. The maximum withdrawal charge is 8.0% of the Remaining Premium withdrawn during the first two years of the Withdrawal Charge Period. For example, if you make an early withdrawal within the first two Contract Years, you could pay a withdrawal charge of up to $8,000 on a $100,000 investment. This loss will be greater if there is a negative Interim Value adjustment, taxes, or tax penalties.

In addition, if all or a portion of Contract Value is removed from an Index Account Option before the end of the Index Account Option Term, or you exercise a Performance Lock, we will apply an Interim Value adjustment, which may be negative. The Interim Value adjustment applies upon partial or total withdrawals from the Contract , automatic withdrawals, RMDs, amounts applied to an income option upon annuitization, and payment of the Contract Value element of the Death Benefit. You could lose up to 100% of your investment due to this Interim Value adjustment. For example, if you allocate $100,000 to a 3-year Index Account Option and later withdraw the entire amount before the 3 years have ended, you could lose up to $100,000 of your investment.
Charges and Adjustments
Are There Transaction Charges?	Yes. In addition to Withdrawal Charges and any negative Interim Value adjustment, you also may be charged for other transactions, such as when you request expedited delivery or wire transfer of funds.	Charges and Adjustments- Transaction Expenses
Are There Ongoing Fees and Expenses?
Yes. There is an implicit ongoing fee on Index Account Options to the extent that your participation in Index gains is limited by Jackson of NY through the use of a Cap, Guaranteed Cap, Performance Trigger Rate, or Performance Boost Cap Rate. This means that your returns may be lower than your elected Index's returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses.
Contract Options - Index Account Additional Information About the Index Account Options - Crediting Methods
	RISKS	Location in Prospectus
Is There a Risk of Loss from Poor Performance?
Yes. You can lose money by investing in this Contract. You could experience up to a 90% loss due to poor Index performance after taking into account the current limits on Index loss provided under the Contract. Protection Option rates could change in the future. Available Buffer Protection Options will always be at least 10%.
Principal Risks

Is this a Short-Term Investment?
No. This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. Withdrawals could result in significant reductions to Contract Value, the Death Benefit, and Contract benefits (possibly by more than the amount withdrawn).

Withdrawal Charges apply for up to 6 years after each Premium payment. They will reduce the value of your Contract if you withdraw money during that time. Amounts withdrawn from your Contract may also be subject to taxes and tax penalties. Amounts removed from an Index Account Option before the end of the Index Account Option Term may also result in a negative Interim Value adjustment and loss of positive Index performance. The benefits of tax deferral also mean the Contract is more beneficial to investors with a long time horizon.

Because Index Account Options are designed to mature at the end of the Index Account Option Term, we need to know by the end of the Index Account Option Term whether you intend to reallocate to a different Contract Option. If you do not provide timely allocation instructions by close of business on the Index Account Option Term Anniversary of an expiring Index Account Option Term as to how you would like your Index Account Option Value allocated for your next Index Account Option Term, we will generally (i) renew the Index Account Option into the same Index Account Option Term, if available; or (ii) if the same Crediting Method, Protection Option, or Index you elected is not available, we will reallocate the Index Account Option Value(s) to the Fixed Account. The rates applicable to your new Index Account Option or Fixed Account Option will be the then-current renewal rates associated with your Contract.
Principal Risks Contract Charges Transfers and Reallocations
What Are the Risks Associated with the Investment Options?
An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Contract Options you choose. Each Contract Option (Index Account Options and Fixed Account Options) has its own unique risks. Withdrawals from an Index Account Option prior to the end of the Index Account Option Term are subject to an Interim Value adjustment. You should review the available Contract Options before making an investment decision.

The Cap Rate, Guaranteed Cap Rate, and Performance Trigger Rate, and Performance Boost Cap Rate, as applicable, will limit positive Index returns (e.g., limited upside). This may result in you earning less than the Index return. For example, assume the Index return is 15% at the end of the Index Account Option Term:

•Under a Cap Crediting Method with a 10% Cap Rate, we will credit a 10% Index Adjustment at the end of the Index Account Option Term; or
•Under a Guaranteed Cap Crediting Method with a 10% Guaranteed Cap Rate, we will credit a 10% Index Adjustment at the end of the Index Account Option Term;
•Under a Performance Trigger Crediting Method with a 10% Performance Trigger Rate, we will credit a 10% Index Adjustment at the end of the Index Account Option Term;. and
•Under a Performance Boost Crediting Method with a 10% Performance Boost Cap Rate, we will credit a 10% Index Adjustment at the end of the Index Account Option Term.

The Buffer will limit negative Index returns (e.g., limited protection in the case of market decline). For example, assume an Index return of -25% at the end of the Index Account Option Term - :

•If the Buffer is -10%, we will credit a -15% Index Adjustment at the end of the Index Account Option Term.

The Indexes available for election are price return indexes and not total return indexes, and therefore do not reflect dividends paid on the securities composing the Index. This will reduce the Index return and will cause the Index to underperform a direct investment in the securities composing the Index.
Principal Risks

What Are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to Jackson of NY. Any obligations (including under any Fixed Account Options and Index Account Options), guarantees, and benefits of the Contract are subject to the claims-paying ability of Jackson of NY. More information about Jackson of NY is available upon request by visiting our website at www.jackson.com or by calling 1-800-599-5651.
Principal Risks
	RESTRICTIONS	Location in Prospectus
Are There Restrictions on the Investment Options?
Yes.

Premium Payments.
•The minimum initial Premium payment must be at least $25,000.
•The minimum subsequent Premium payment must be at least $500 ($50 for an automatic payment plan).
•The maximum aggregate Premium payments you may make without our prior approval is $1 million.There is a minimum allocation requirement of $500. Any Premium payment that does not meet this minimum allocation requirement will be held in the Subsequent Premium Holding Account in the Fixed Account until the earlier of (i) the next Contract Anniversary, or (ii) the date on which the total value of all Premiums since the last Premium Allocation Date plus any interest earned in the Subsequent Premium Holding Account equal $500 or more.

Transfers and Reallocations.
•Transfers and reallocations from the Index Account Options are only permitted on Index Account Option Term Anniversaries , unless you exercise a Performance Lock.
•Transfers from the 1-year Fixed Account Option are only permitted on Fixed Account Option Term Anniversaries.
•Transfers from the Performance Lock Holding Account are only permitted on the applicable Premium Allocation Anniversary for the Contract Value on which the Performance Lock was Executed.
•Transfers from the Subsequent Premium Holding Account are only permitted on the earlier of (i) the next Contract Anniversary, or (ii) the date on which the Contract's minimum allocation requirements are met.
•Transfers from the Continuation Adjustment Holding Account are only permitted on Contract Anniversaries.
•Transfers and reallocations are not permitted into Index Account Options with the Guaranteed Cap Crediting Method, which is only available at the time of a Premium payment.
Principal Risks Transfers and Reallocations Additional Information About the Index Account Options Purchases Appendix I: Financial Intermediary Variations

Are There Restrictions on the Investment Options? (continued from previous page)
•If you do not want to remain invested in the 1-year Fixed Account Option until the next Contract Fixed Account Option Term Anniversary, or in an Index Account Option until the end of the Index Account Option Term, your only options will be to take a total or partial withdrawal from the Fixed Account Option or Index Account Option, or exercise a Performance Lock from the Index Account Option. Performance Locks and withdrawals out of Index Account Options prior to the end of the Index Account Option Term will be based on the Interim Values of the Index Account Options, and all withdrawals may be subject to Withdrawal Charges, taxes, and tax penalties.

Investment Restrictions.
•Jackson of NY reserves the right to place restrictions on which Contract Options you may select. This includes restrictions to Index Account Option Crediting Methods, Protection Options, Indexes, and Term lengths. If any such restrictions are in place, they will be listed in Appendix A: Investment Options Available Under the Contract.
•The availability of investment options may vary depending on the broker-dealer or financial intermediary through which the Contract is sold. You should discuss with your financial professional any limitations or restrictions on investment options that apply through their broker-dealer.

Our Rights to Change Index Account Options and Indexes Offered Under the Contract.
•We reserve the right to delete or add Index Account Options, Indexes, Crediting Methods, Protection Options, and Index Account Option Terms in the future. There will always be more than one Index Account Option available, and those options will always be identical or similar to one of the options disclosed in this prospectus.
•We may replace an Index if it is discontinued or the Index is no longer available to us or if the Index's calculation changes substantially. Additionally, we may replace an Index if hedging instruments become difficult to acquire or the cost of hedging related to such Index becomes excessive. We may do so at the end of an Index Account Option Term or during an Index Account Option Term.
•We may change the Crediting Method Rates and Protection Option rates of the Index Account Options available under the Contract, subject to the stated guaranteed minimum or maximum rates. Crediting Method and Protection Option rates will not change during an Index Account Option Term.
•There is no guarantee that a particular Index Account Option will be available during the entire time that you own your Contract. We guarantee that at least two Index Account Options will always be available, and that those options will be identical or similar to those outlined in this prospectus.
•If in the future you are not satisfied with the available Index Account Options, you may choose to withdraw your Index Account Option Value or take a total withdrawal from the Contract, but you may be subject to Withdrawal Charges, taxes, and tax penalties, and an Interim Value adjustment if the withdrawal is made before the end of an Index Account Option Term.
•Certain Index Account Options and Indexes may not be available through your financial professional. You may obtain information about the Index Account Options and Indexes that are available to you by contacting your financial professional.

Are There any Restrictions on Contract Benefits?
Yes.

Performance Lock.
•Performance Locks will be based upon Interim Value calculated at the end of the Business Day after we receive your request. This means you will not be able to determine in advance your "locked in" Index Account Option Value, and it may be higher or lower than it was on the Business Day we received your Performance Lock request.
•Only one partial Performance Lock per Premium Year per Index Account Option is permitted.
•A Performance Lock of the full Interim Value ends the Index Account Option Term for the Index Account Option out of which it is transferred, effectively terminating that Index Account Option. Once an Performance Lock has been processed, it is irrevocable.

Financial Intermediary Variations.
•The availability of Contract benefits may vary depending on the broker-dealer or financial intermediary through which the Contract is sold. You should discuss with your financial professional any limitations or restrictions on Contract benefits that apply through their broker-dealer.
Benefits Available Under the Contracts Transfers and Reallocations - Performance Lock Appendix A: Investment Options Available Under the Contract Appendix I: Financial Intermediary Variations
	TAXES	Location in Prospectus
What Are the Contract's Tax Implications?
•Consult with a tax professional to determine the tax implications of an investment in and purchase payments received under this Contract.
•If you purchase the Contract through a tax-qualified plan or individual retirement account (IRA), you do not get any additional tax benefit.
•Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 ½.
Taxes
	CONFLICTS OF INTEREST	Location in Prospectus
How Are Investment Professionals Compensated?
Your financial professional may receive compensation for selling this Contract to you in the form of commissions, revenue sharing, and other compensation programs. Accordingly, investment professionals may have a financial incentive to offer or recommend this Contract over another investment.
Distribution of Contracts
Should I Exchange My Contract?
Some financial professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only consider exchanging your Contract if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is preferable to purchase the new contract rather than continue to own your existing Contract.
Non-Qualified Contracts - 1035 Exchanges

Index-Linked Option, Implicit Ongoing Fees [Text Block]	There is an implicit ongoing fee on Index Account Options to the extent that your participation in Index gains is limited by Jackson of NY through the use of a Cap, Guaranteed Cap, Performance Trigger Rate, or Performance Boost Cap Rate.
Index-Linked Option, Implicit Ongoing Fees Return may be Lower than the Index Return [Text Block]	This means that your returns may be lower than your elected Index's returns.
Index-Linked Option, Implicit Ongoing Fees Provide Some Protection from Index Losses [Text Block]	In return for accepting this limit on Index gains, you will receive some protection from Index losses.
Risks [Table Text Block]

	FEES, EXPENSES, AND ADJUSTMENTS	Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes. If you withdraw money from your Contract during the Withdrawal Charge Period, you will be assessed a withdrawal charge. The maximum withdrawal charge is 8.0% of the Remaining Premium withdrawn during the first two years of the Withdrawal Charge Period. For example, if you make an early withdrawal within the first two Contract Years, you could pay a withdrawal charge of up to $8,000 on a $100,000 investment. This loss will be greater if there is a negative Interim Value adjustment, taxes, or tax penalties.

In addition, if all or a portion of Contract Value is removed from an Index Account Option before the end of the Index Account Option Term, or you exercise a Performance Lock, we will apply an Interim Value adjustment, which may be negative. The Interim Value adjustment applies upon partial or total withdrawals from the Contract , automatic withdrawals, RMDs, amounts applied to an income option upon annuitization, and payment of the Contract Value element of the Death Benefit. You could lose up to 100% of your investment due to this Interim Value adjustment. For example, if you allocate $100,000 to a 3-year Index Account Option and later withdraw the entire amount before the 3 years have ended, you could lose up to $100,000 of your investment.
Charges and Adjustments
Are There Transaction Charges?	Yes. In addition to Withdrawal Charges and any negative Interim Value adjustment, you also may be charged for other transactions, such as when you request expedited delivery or wire transfer of funds.	Charges and Adjustments- Transaction Expenses
Are There Ongoing Fees and Expenses?
Yes. There is an implicit ongoing fee on Index Account Options to the extent that your participation in Index gains is limited by Jackson of NY through the use of a Cap, Guaranteed Cap, Performance Trigger Rate, or Performance Boost Cap Rate. This means that your returns may be lower than your elected Index's returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses.
Contract Options - Index Account Additional Information About the Index Account Options - Crediting Methods
	RISKS	Location in Prospectus
Is There a Risk of Loss from Poor Performance?
Yes. You can lose money by investing in this Contract. You could experience up to a 90% loss due to poor Index performance after taking into account the current limits on Index loss provided under the Contract. Protection Option rates could change in the future. Available Buffer Protection Options will always be at least 10%.
Principal Risks

Is this a Short-Term Investment?
No. This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. Withdrawals could result in significant reductions to Contract Value, the Death Benefit, and Contract benefits (possibly by more than the amount withdrawn).

Withdrawal Charges apply for up to 6 years after each Premium payment. They will reduce the value of your Contract if you withdraw money during that time. Amounts withdrawn from your Contract may also be subject to taxes and tax penalties. Amounts removed from an Index Account Option before the end of the Index Account Option Term may also result in a negative Interim Value adjustment and loss of positive Index performance. The benefits of tax deferral also mean the Contract is more beneficial to investors with a long time horizon.

Because Index Account Options are designed to mature at the end of the Index Account Option Term, we need to know by the end of the Index Account Option Term whether you intend to reallocate to a different Contract Option. If you do not provide timely allocation instructions by close of business on the Index Account Option Term Anniversary of an expiring Index Account Option Term as to how you would like your Index Account Option Value allocated for your next Index Account Option Term, we will generally (i) renew the Index Account Option into the same Index Account Option Term, if available; or (ii) if the same Crediting Method, Protection Option, or Index you elected is not available, we will reallocate the Index Account Option Value(s) to the Fixed Account. The rates applicable to your new Index Account Option or Fixed Account Option will be the then-current renewal rates associated with your Contract.
Principal Risks Contract Charges Transfers and Reallocations
What Are the Risks Associated with the Investment Options?
An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Contract Options you choose. Each Contract Option (Index Account Options and Fixed Account Options) has its own unique risks. Withdrawals from an Index Account Option prior to the end of the Index Account Option Term are subject to an Interim Value adjustment. You should review the available Contract Options before making an investment decision.

The Cap Rate, Guaranteed Cap Rate, and Performance Trigger Rate, and Performance Boost Cap Rate, as applicable, will limit positive Index returns (e.g., limited upside). This may result in you earning less than the Index return. For example, assume the Index return is 15% at the end of the Index Account Option Term:

•Under a Cap Crediting Method with a 10% Cap Rate, we will credit a 10% Index Adjustment at the end of the Index Account Option Term; or
•Under a Guaranteed Cap Crediting Method with a 10% Guaranteed Cap Rate, we will credit a 10% Index Adjustment at the end of the Index Account Option Term;
•Under a Performance Trigger Crediting Method with a 10% Performance Trigger Rate, we will credit a 10% Index Adjustment at the end of the Index Account Option Term;. and
•Under a Performance Boost Crediting Method with a 10% Performance Boost Cap Rate, we will credit a 10% Index Adjustment at the end of the Index Account Option Term.

The Buffer will limit negative Index returns (e.g., limited protection in the case of market decline). For example, assume an Index return of -25% at the end of the Index Account Option Term - :

•If the Buffer is -10%, we will credit a -15% Index Adjustment at the end of the Index Account Option Term.

The Indexes available for election are price return indexes and not total return indexes, and therefore do not reflect dividends paid on the securities composing the Index. This will reduce the Index return and will cause the Index to underperform a direct investment in the securities composing the Index.
Principal Risks

What Are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to Jackson of NY. Any obligations (including under any Fixed Account Options and Index Account Options), guarantees, and benefits of the Contract are subject to the claims-paying ability of Jackson of NY. More information about Jackson of NY is available upon request by visiting our website at www.jackson.com or by calling 1-800-599-5651.
Principal Risks
	RESTRICTIONS	Location in Prospectus
Are There Restrictions on the Investment Options?
Yes.

Premium Payments.
•The minimum initial Premium payment must be at least $25,000.
•The minimum subsequent Premium payment must be at least $500 ($50 for an automatic payment plan).
•The maximum aggregate Premium payments you may make without our prior approval is $1 million.There is a minimum allocation requirement of $500. Any Premium payment that does not meet this minimum allocation requirement will be held in the Subsequent Premium Holding Account in the Fixed Account until the earlier of (i) the next Contract Anniversary, or (ii) the date on which the total value of all Premiums since the last Premium Allocation Date plus any interest earned in the Subsequent Premium Holding Account equal $500 or more.

Transfers and Reallocations.
•Transfers and reallocations from the Index Account Options are only permitted on Index Account Option Term Anniversaries , unless you exercise a Performance Lock.
•Transfers from the 1-year Fixed Account Option are only permitted on Fixed Account Option Term Anniversaries.
•Transfers from the Performance Lock Holding Account are only permitted on the applicable Premium Allocation Anniversary for the Contract Value on which the Performance Lock was Executed.
•Transfers from the Subsequent Premium Holding Account are only permitted on the earlier of (i) the next Contract Anniversary, or (ii) the date on which the Contract's minimum allocation requirements are met.
•Transfers from the Continuation Adjustment Holding Account are only permitted on Contract Anniversaries.
•Transfers and reallocations are not permitted into Index Account Options with the Guaranteed Cap Crediting Method, which is only available at the time of a Premium payment.
Principal Risks Transfers and Reallocations Additional Information About the Index Account Options Purchases Appendix I: Financial Intermediary Variations

Are There Restrictions on the Investment Options? (continued from previous page)
•If you do not want to remain invested in the 1-year Fixed Account Option until the next Contract Fixed Account Option Term Anniversary, or in an Index Account Option until the end of the Index Account Option Term, your only options will be to take a total or partial withdrawal from the Fixed Account Option or Index Account Option, or exercise a Performance Lock from the Index Account Option. Performance Locks and withdrawals out of Index Account Options prior to the end of the Index Account Option Term will be based on the Interim Values of the Index Account Options, and all withdrawals may be subject to Withdrawal Charges, taxes, and tax penalties.

Investment Restrictions.
•Jackson of NY reserves the right to place restrictions on which Contract Options you may select. This includes restrictions to Index Account Option Crediting Methods, Protection Options, Indexes, and Term lengths. If any such restrictions are in place, they will be listed in Appendix A: Investment Options Available Under the Contract.
•The availability of investment options may vary depending on the broker-dealer or financial intermediary through which the Contract is sold. You should discuss with your financial professional any limitations or restrictions on investment options that apply through their broker-dealer.

Our Rights to Change Index Account Options and Indexes Offered Under the Contract.
•We reserve the right to delete or add Index Account Options, Indexes, Crediting Methods, Protection Options, and Index Account Option Terms in the future. There will always be more than one Index Account Option available, and those options will always be identical or similar to one of the options disclosed in this prospectus.
•We may replace an Index if it is discontinued or the Index is no longer available to us or if the Index's calculation changes substantially. Additionally, we may replace an Index if hedging instruments become difficult to acquire or the cost of hedging related to such Index becomes excessive. We may do so at the end of an Index Account Option Term or during an Index Account Option Term.
•We may change the Crediting Method Rates and Protection Option rates of the Index Account Options available under the Contract, subject to the stated guaranteed minimum or maximum rates. Crediting Method and Protection Option rates will not change during an Index Account Option Term.
•There is no guarantee that a particular Index Account Option will be available during the entire time that you own your Contract. We guarantee that at least two Index Account Options will always be available, and that those options will be identical or similar to those outlined in this prospectus.
•If in the future you are not satisfied with the available Index Account Options, you may choose to withdraw your Index Account Option Value or take a total withdrawal from the Contract, but you may be subject to Withdrawal Charges, taxes, and tax penalties, and an Interim Value adjustment if the withdrawal is made before the end of an Index Account Option Term.
•Certain Index Account Options and Indexes may not be available through your financial professional. You may obtain information about the Index Account Options and Indexes that are available to you by contacting your financial professional.

Are There any Restrictions on Contract Benefits?
Yes.

Performance Lock.
•Performance Locks will be based upon Interim Value calculated at the end of the Business Day after we receive your request. This means you will not be able to determine in advance your "locked in" Index Account Option Value, and it may be higher or lower than it was on the Business Day we received your Performance Lock request.
•Only one partial Performance Lock per Premium Year per Index Account Option is permitted.
•A Performance Lock of the full Interim Value ends the Index Account Option Term for the Index Account Option out of which it is transferred, effectively terminating that Index Account Option. Once an Performance Lock has been processed, it is irrevocable.

Financial Intermediary Variations.
•The availability of Contract benefits may vary depending on the broker-dealer or financial intermediary through which the Contract is sold. You should discuss with your financial professional any limitations or restrictions on Contract benefits that apply through their broker-dealer.
Benefits Available Under the Contracts Transfers and Reallocations - Performance Lock Appendix A: Investment Options Available Under the Contract Appendix I: Financial Intermediary Variations
	TAXES	Location in Prospectus
What Are the Contract's Tax Implications?
•Consult with a tax professional to determine the tax implications of an investment in and purchase payments received under this Contract.
•If you purchase the Contract through a tax-qualified plan or individual retirement account (IRA), you do not get any additional tax benefit.
•Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 ½.
Taxes
	CONFLICTS OF INTEREST	Location in Prospectus
How Are Investment Professionals Compensated?
Your financial professional may receive compensation for selling this Contract to you in the form of commissions, revenue sharing, and other compensation programs. Accordingly, investment professionals may have a financial incentive to offer or recommend this Contract over another investment.
Distribution of Contracts
Should I Exchange My Contract?
Some financial professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only consider exchanging your Contract if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is preferable to purchase the new contract rather than continue to own your existing Contract.
Non-Qualified Contracts - 1035 Exchanges

Index-Linked Option Key Information, Maximum Loss Resulting from Negative Index Performance, Risk [Percent]	90.00%
Index-Linked Option Key Information, Minimum Limit on Index Losses, Risk [Percent]	10.00%
Key Information, Contract Adjustment Risk [Text Block]
Withdrawal Charges apply for up to 6 years after each Premium payment. They will reduce the value of your Contract if you withdraw money during that time. Amounts withdrawn from your Contract may also be subject to taxes and tax penalties. Amounts removed from an Index Account Option before the end of the Index Account Option Term may also result in a negative Interim Value adjustment and loss of positive Index performance. The benefits of tax deferral also mean the Contract is more beneficial to investors with a long time horizon.

Key Information, Reallocation Risk [Text Block]	Because Index Account Options are designed to mature at the end of the Index Account Option Term, we need to know by the end of the Index Account Option Term whether you intend to reallocate to a different Contract Option.
Key Information, Default Reallocation Risk [Text Block]	If you do not provide timely allocation instructions by close of business on the Index Account Option Term Anniversary of an expiring Index Account Option Term as to how you would like your Index Account Option Value allocated for your next Index Account Option Term, we will generally (i) renew the Index Account Option into the same Index Account Option Term, if available; or (ii) if the same Crediting Method, Protection Option, or Index you elected is not available, we will reallocate the Index Account Option Value(s) to the Fixed Account. The rates applicable to your new Index Account Option or Fixed Account Option will be the then-current renewal rates associated with your Contract.
Index-Linked Option Key Information, Limits Positive Index Returns, Risk [Text Block]	The Cap Rate, Guaranteed Cap Rate, and Performance Trigger Rate, and Performance Boost Cap Rate, as applicable, will limit positive Index returns (e.g., limited upside).
Index-Linked Option Key Information, Limits Positive Index Returns Example, Risk [Text Block]	For example, assume the Index return is 15% at the end of the Index Account Option Term:Under a Cap Crediting Method with a 10% Cap Rate, we will credit a 10% Index Adjustment at the end of the Index Account Option Term; orUnder a Guaranteed Cap Crediting Method with a 10% Guaranteed Cap Rate, we will credit a 10% Index Adjustment at the end of the Index Account Option Term;Under a Performance Trigger Crediting Method with a 10% Performance Trigger Rate, we will credit a 10% Index Adjustment at the end of the Index Account Option Term;. andUnder a Performance Boost Crediting Method with a 10% Performance Boost Cap Rate, we will credit a 10% Index Adjustment at the end of the Index Account Option Term.
Index-Linked Option Key Information, Limits Investor Earnings, Risk [Text Block]	This may result in you earning less than the Index return.
Index-Linked Option Key Information, Limits the Negative Return Risk [Text Block]	The Buffer will limit negative Index returns (e.g., limited protection in the case of market decline).
Index-Linked Option Key Information, Example of Limiting the Negative Return Risk [Text Block]	For example, assume an Index return of -25% at the end of the Index Account Option Term - :If the Buffer is -10%, we will credit a -15% Index Adjustment at the end of the Index Account Option Term.
Index-Linked Option Key Information, Price Return Index, Risk [Text Block]	The Indexes available for election are price return indexes and not total return indexes, and therefore do not reflect dividends paid on the securities composing the Index.
Index-Linked Option Key Information, Price Return Index Underperforms Direct Investments, Risk [Text Block]	This will reduce the Index return and will cause the Index to underperform a direct investment in the securities composing the Index.
Investment Restrictions [Text Block]
Yes.

Premium Payments.
•The minimum initial Premium payment must be at least $25,000.
•The minimum subsequent Premium payment must be at least $500 ($50 for an automatic payment plan).
•The maximum aggregate Premium payments you may make without our prior approval is $1 million.There is a minimum allocation requirement of $500. Any Premium payment that does not meet this minimum allocation requirement will be held in the Subsequent Premium Holding Account in the Fixed Account until the earlier of (i) the next Contract Anniversary, or (ii) the date on which the total value of all Premiums since the last Premium Allocation Date plus any interest earned in the Subsequent Premium Holding Account equal $500 or more.

Transfers and Reallocations.
•Transfers and reallocations from the Index Account Options are only permitted on Index Account Option Term Anniversaries , unless you exercise a Performance Lock.
•Transfers from the 1-year Fixed Account Option are only permitted on Fixed Account Option Term Anniversaries.
•Transfers from the Performance Lock Holding Account are only permitted on the applicable Premium Allocation Anniversary for the Contract Value on which the Performance Lock was Executed.
•Transfers from the Subsequent Premium Holding Account are only permitted on the earlier of (i) the next Contract Anniversary, or (ii) the date on which the Contract's minimum allocation requirements are met.
•Transfers from the Continuation Adjustment Holding Account are only permitted on Contract Anniversaries.
•Transfers and reallocations are not permitted into Index Account Options with the Guaranteed Cap Crediting Method, which is only available at the time of a Premium payment.
•If you do not want to remain invested in the 1-year Fixed Account Option until the next Contract Fixed Account Option Term Anniversary, or in an Index Account Option until the end of the Index Account Option Term, your only options will be to take a total or partial withdrawal from the Fixed Account Option or Index Account Option, or exercise a Performance Lock from the Index Account Option. Performance Locks and withdrawals out of Index Account Options prior to the end of the Index Account Option Term will be based on the Interim Values of the Index Account Options, and all withdrawals may be subject to Withdrawal Charges, taxes, and tax penalties.

Investment Restrictions.
•Jackson of NY reserves the right to place restrictions on which Contract Options you may select. This includes restrictions to Index Account Option Crediting Methods, Protection Options, Indexes, and Term lengths. If any such restrictions are in place, they will be listed in Appendix A: Investment Options Available Under the Contract.
•The availability of investment options may vary depending on the broker-dealer or financial intermediary through which the Contract is sold. You should discuss with your financial professional any limitations or restrictions on investment options that apply through their broker-dealer.

Our Rights to Change Index Account Options and Indexes Offered Under the Contract.
•We reserve the right to delete or add Index Account Options, Indexes, Crediting Methods, Protection Options, and Index Account Option Terms in the future. There will always be more than one Index Account Option available, and those options will always be identical or similar to one of the options disclosed in this prospectus.
•We may replace an Index if it is discontinued or the Index is no longer available to us or if the Index's calculation changes substantially. Additionally, we may replace an Index if hedging instruments become difficult to acquire or the cost of hedging related to such Index becomes excessive. We may do so at the end of an Index Account Option Term or during an Index Account Option Term.
•We may change the Crediting Method Rates and Protection Option rates of the Index Account Options available under the Contract, subject to the stated guaranteed minimum or maximum rates. Crediting Method and Protection Option rates will not change during an Index Account Option Term.
•There is no guarantee that a particular Index Account Option will be available during the entire time that you own your Contract. We guarantee that at least two Index Account Options will always be available, and that those options will be identical or similar to those outlined in this prospectus.
•If in the future you are not satisfied with the available Index Account Options, you may choose to withdraw your Index Account Option Value or take a total withdrawal from the Contract, but you may be subject to Withdrawal Charges, taxes, and tax penalties, and an Interim Value adjustment if the withdrawal is made before the end of an Index Account Option Term.
•Certain Index Account Options and Indexes may not be available through your financial professional. You may obtain information about the Index Account Options and Indexes that are available to you by contacting your financial professional.

Key Information, Benefit Restrictions [Text Block]
Yes.

Performance Lock.
•Performance Locks will be based upon Interim Value calculated at the end of the Business Day after we receive your request. This means you will not be able to determine in advance your "locked in" Index Account Option Value, and it may be higher or lower than it was on the Business Day we received your Performance Lock request.
•Only one partial Performance Lock per Premium Year per Index Account Option is permitted.
•A Performance Lock of the full Interim Value ends the Index Account Option Term for the Index Account Option out of which it is transferred, effectively terminating that Index Account Option. Once an Performance Lock has been processed, it is irrevocable.

Financial Intermediary Variations.
•The availability of Contract benefits may vary depending on the broker-dealer or financial intermediary through which the Contract is sold. You should discuss with your financial professional any limitations or restrictions on Contract benefits that apply through their broker-dealer.
Tax Implications [Text Block]
•Consult with a tax professional to determine the tax implications of an investment in and purchase payments received under this Contract.
•If you purchase the Contract through a tax-qualified plan or individual retirement account (IRA), you do not get any additional tax benefit.
•Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 ½.

Investment Professional Compensation [Text Block]
Your financial professional may receive compensation for selling this Contract to you in the form of commissions, revenue sharing, and other compensation programs. Accordingly, investment professionals may have a financial incentive to offer or recommend this Contract over another investment.

Exchanges [Text Block]
Some financial professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only consider exchanging your Contract if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is preferable to purchase the new contract rather than continue to own your existing Contract.

Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]
FEES AND EXPENSES TABLES

The following tables describe the fees, expenses, and adjustments that you will pay when purchasing, owning, and making partial or total withdrawals from an Index Account Option or from the Contract. Please refer to your Contract Data Pages for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses that you will pay at the time that you purchase the Contract, take withdrawals from an Index Account Option or from the Contract, or transfer Contract Value between Contract Options. State premium taxes may also be deducted.
Transaction Expenses

Withdrawal Charge (as a percentage of Remaining Premium)
Completed Years Since Receipt of Premium	0-1	1-2	2-3	3-4	4-5	5-6	6+
	8.0%	8.0%	7.0%	6.0%	5.0%	4.0%	0.0%

Premium Taxes (Percentage of Premium)[1]	Minimum	0.0%
	Maximum	3.5%
Expedited Delivery Charge[2]	Highest Current Charge	$38
Wire Transfers (for withdrawals)[3]	Highest Current Charge	$25
1.    Premium taxes generally range from 0.0% to 3.5%.
2. We pass the current charges for requested expedited delivery services through to you directly, with no added fees or profits to us. This means these charges are subject to change and are not subject to a maximum.Between Monday and Friday, the current Expedited Delivery Charge is $23. On Saturday, the current Expedited Delivery Charge is $38.
3. We pass the current charges for requested wire transfer services through to you directly, with no added fees or profits to us. This means these charges are subject to change and are not subject to a maximum. Currently, standard wire fees are $20, and international wire fees are $25
Adjustments

The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of the Contract Value is removed from an Index Account Option or from the Contract before the expiration of a specified period.

Adjustments	Maximum Adjustment
Interim Value Adjustment Maximum Potential Loss[1] (as a percentage of Contract Value allocated to an Index Account Option)	100%
1.An Interim Value adjustment will apply to your Index Account Option Value upon removal of Contract Value from an Index Account Option prior to the end of the Index Account Option Term or exercise of a Performance Lock. The Interim Value adjustment will apply upon partial or total withdrawals from the Contract, automatic withdrawals, required minimum distributions ("RMD"), amounts applied to an income option upon annuitization, and payment of the Contract Value element of the Death Benefit. For more information, please see "Interim Value Calculation and Adjustment" beginning on page 46.
The next table describes the fees and expenses that you will pay each year during the time that you own the Contract.
Annual Contract Expenses

Annual Contract Expenses	Maximum Charge
Administrative Charge	None
Base Contract Charge	None

In addition to the fees described above, we limit the amount you can earn on the Index Account Options. This means your returns may be lower than the Index's returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses.

Transaction Expenses [Table Text Block]
Transaction Expenses

Withdrawal Charge (as a percentage of Remaining Premium)
Completed Years Since Receipt of Premium	0-1	1-2	2-3	3-4	4-5	5-6	6+
	8.0%	8.0%	7.0%	6.0%	5.0%	4.0%	0.0%

Premium Taxes (Percentage of Premium)[1]	Minimum	0.0%
	Maximum	3.5%
Expedited Delivery Charge[2]	Highest Current Charge	$38
Wire Transfers (for withdrawals)[3]	Highest Current Charge	$25
1.    Premium taxes generally range from 0.0% to 3.5%.
2. We pass the current charges for requested expedited delivery services through to you directly, with no added fees or profits to us. This means these charges are subject to change and are not subject to a maximum.Between Monday and Friday, the current Expedited Delivery Charge is $23. On Saturday, the current Expedited Delivery Charge is $38.
3. We pass the current charges for requested wire transfer services through to you directly, with no added fees or profits to us. This means these charges are subject to change and are not subject to a maximum. Currently, standard wire fees are $20, and international wire fees are $25

Transfer Fee, Maximum [Dollars]	$ 25
Transfer Fee, Footnotes [Text Block]	We pass the current charges for requested wire transfer services through to you directly, with no added fees or profits to us. This means these charges are subject to change and are not subject to a maximum. Currently, standard wire fees are $20, and international wire fees are $25
Other Transaction Fee, Maximum [Dollars]	$ 38
Other Transaction Fee (of Other Amount), Maximum [Percent]	3.50%
Other Transaction Fee (of Other Amount), Minimum [Percent]	0.00%
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	Premium taxes generally range from 0.0% to 3.5%.
2. We pass the current charges for requested expedited delivery services through to you directly, with no added fees or profits to us. This means these charges are subject to change and are not subject to a maximum.Between Monday and Friday, the current Expedited Delivery Charge is $23. On Saturday, the current Expedited Delivery Charge is $38.

Contract Adjustments, Fee Table [Table Text Block]
Adjustments

The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of the Contract Value is removed from an Index Account Option or from the Contract before the expiration of a specified period.

Adjustments	Maximum Adjustment
Interim Value Adjustment Maximum Potential Loss[1] (as a percentage of Contract Value allocated to an Index Account Option)	100%
1.An Interim Value adjustment will apply to your Index Account Option Value upon removal of Contract Value from an Index Account Option prior to the end of the Index Account Option Term or exercise of a Performance Lock. The Interim Value adjustment will apply upon partial or total withdrawals from the Contract, automatic withdrawals, required minimum distributions ("RMD"), amounts applied to an income option upon annuitization, and payment of the Contract Value element of the Death Benefit. For more information, please see "Interim Value Calculation and Adjustment" beginning on page 46.

Contract Adjustment, Maximum Potential Loss Over Value at Start of Crediting Period [Percent]	100.00%
Annual Contract Expenses [Table Text Block]
The next table describes the fees and expenses that you will pay each year during the time that you own the Contract.
Annual Contract Expenses

Annual Contract Expenses	Maximum Charge
Administrative Charge	None
Base Contract Charge	None

Administrative Expense, Maximum [Dollars]	$ 0
Base Contract Expense (of Average Account Value), Maximum [Percent]	0.00%
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]
PRINCIPAL RISKS

The purchase of the Contract and the features you elect involve certain risks. You should carefully consider the following factors, in addition to considerations listed elsewhere in this prospectus, prior to purchasing the Contract.
Risk of Loss. An investment in an index-linked annuity is subject to the risk of loss. You may lose money, including the loss of principal.
Liquidity and Early Withdrawal Risk. We designed the Contract to be a long-term investment that you may use to help save for retirement. The Contract is unsuitable as a short-term savings vehicle. If you take withdrawals from your Contract during the Withdrawal Charge Period, Withdrawal Charges may apply. In addition, each time you take a withdrawal prior to the end of the Index Account Option term, we will recalculate your Index Account Option Value, based on an Interim Value adjustment, which could be zero, positive or negative. In doing so, we use an Interim Value calculation based on the value of a hypothetical portfolio of financial instruments designed to replicate the value of the Index Account Option if it were held to the end of the Index Account Option Term. If the Interim Value is less than the Index Option Crediting Base, your Index Account Option Value will be decreased proportionally, potentially by more than the amount of the withdrawal; in other words, on more than a dollar for dollar basis.  Any negative adjustment could be significant, up to 100% of Contract Value allocated to the Index Account Option, and impact the amount of Contract Value available for future withdrawals. In addition, amounts withdrawn from this Contract may also be subject to taxes and a 10% additional federal tax penalty if taken before age 59½. If you plan on taking withdrawals that will be subject to Withdrawal Charges and/or taking withdrawals before age 59½, this Contract may not be appropriate for you.
Limitations on Transfers. You can transfer Contract Value among the Index Account Options and the Fixed Account Options only at designated times (on the Index Account Option Term Anniversary for amounts invested in Index Account Options, and the Fixed Account Option Term Anniversary for amounts invested in the 1-year Fixed Account Option). You cannot transfer out of a current Index Account Option to another Index Account Option (or to the Fixed Account) until the Index Account Option Term Anniversary (unless you are executing a Performance Lock) and you cannot transfer out of the 1-year Fixed Account Option to an Index Account Option until the Fixed Account Option Term Anniversary. Contract Value in the Performance Lock Holding Account can only be transferred out on the Premium Allocation Anniversary corresponding with the Contract Value on which the Performance Lock was executed. Contract Value in the Subsequent Premium Holding Account can only be transferred out on the earlier of (i) the next Contract Anniversary or (ii) the date on which the Contract's minimum allocation requirements are met. Contract Value in the Continuation Adjustment Holding Account can only be transferred out on the next Contract Anniversary. In all cases, the amount transferred can only be transferred to a new Index Account Option or 1-year Fixed Account Option. This may limit your ability to react to market conditions. You should consider whether the inability to reallocate Contract Value during the elected investment terms is consistent with your financial needs and risk tolerance. For more information about transfers, please see the section titled "Transfers and Reallocations" on page 48.
Premium Payments. Your ability to make additional Premium payments may be restricted under the Contract, depending on the version of the Contract that you own and other factors. We reserve the right, in our discretion, to limit, restrict, suspend or reject any or all initial or subsequent Premium payments and to limit the amount, frequency or timing of Premium payments, at any time on a non-discriminatory basis. Any of these actions by us would limit your ability to invest in the Contract and increase your values and benefits. For example, you would be limited in your ability to increase Contract Value or the death benefit by making additional Premium payments.

The maximum aggregate Premiums you may make without our prior approval is $1 million. The payment of subsequent Premiums, depending on market conditions at the time they are made, may or may not contribute to the various benefits under your Contract. Our right to restrict Premiums to a lesser maximum amount, which could arise if we limit, restrict, suspend, or reject initial or subsequent Premium payments, may also limit your ability to invest in the Contract and increase your values and benefits.

Subsequent Premium payments of less than $500 will be held in the Subsequent Premium Holding Account within the Fixed
Account until the earliest of (i) the next Contract Anniversary or (ii) the date on which the total value of all Premiums since the last Premium Allocation Date plus any interest earned in the Subsequent Premium Holding Account totals $500 or more. This means Premium payments you make after your Contract has been issued that do not total $500 will not be immediately available for allocation to the Index Account Option(s) or Fixed Account Option(s).
Reallocations. You should understand that a new Cap Rate, Index Participation Rate (applicable only with the Cap Crediting Method), Performance Trigger Rate, Performance Boost Cap Rate (applicable only with the Performance Boost Rate Crediting Method), or Performance Boost Rate will go into effect on the Index Account Option Term Anniversary for all new Index Account Option Terms. The Guaranteed Cap Rate and the Guaranteed Index Participation Rate (applicable only with the Guaranteed Cap Crediting Method) are declared on the first day of the initial Index Account Option Term and will not change for the duration of the Guarantee Period. Such rates could be lower, higher, or equal to your current Crediting Method percentage rate. We post all rates online at Jackson.com/RatesJMLP4NY. The rates for Contract Value reallocations at the end of an Index Account Option Term are posted at least 30 days before the end of any Index Account Option Term. At least 30 days prior to any Index Account Option Term Anniversary, we will send you written notice reminding you of how you may obtain the rates for the next Index Account Option Term. You may provide reallocation instructions in writing using our Reallocation Form or a Letter of Instruction, online, or via telephone if you have provided telephone and electronic authorization according to our administrative rules. If you do not provide timely allocation instructions by close of business on the Index Account Option Term Anniversary of an expiring Index Account Option Term as to how you would like your Index Account Option Value allocated for your next Index Account Option Term, we will generally (i) renew the Index Account Option into the same Index Account Option Term, if available; or (ii) if the same Crediting Method, Protection Option, or Index you elected is not available, we will reallocate the Index Account Option Value(s) to the Fixed Account. See "Automatic Reallocations" beginning on page 48. Such reallocation instructions must be sent to us in written form acceptable to the Company, or online or via telephone if you have authorized telephone and electronic transactions on your account. For more information on how rates are set and communicated, please see the subsection titled "Crediting Methods" under "Additional Information About the Index Account Options" beginning on page 29. This will occur even if the Fixed Account and/or specific Index Account Option is no longer appropriate for your investment goals. For more information about transfers, please see the section titled "Transfers and Reallocations" on page 48.
Market Risk. There is a risk of substantial loss of Contract Value (except for amounts allocated to the Fixed Account) due to any negative Index Return that exceeds the Buffer amount. You could lose up to 90% of Contract Value allocated to Index Account Options over the course of your Index Account Option Term due to negative Index Return after taking into account the current limits on Index loss provided under the Contract. Available Buffer Protection Options will always be at least 10%. If any negative Index Return exceeds the Buffer you have elected at the end of the Index Account Option Term, you will realize the amount of loss associated with your elected Protection Option level. Buffers are not cumulative, and their protection does not extend beyond the length of any given Index Account Option Term. If you keep amounts allocated to an Index Account Option over multiple Index Account Option Terms in which negative Index Adjustments are made, the total combined loss of Index Account Option Value over those multiple Index Account Option Terms may exceed the stated limit of any applicable Protection Option for a single Index Account Option Term. In addition, any amounts removed from an Index Account Option prior to the end of the Index Account Option Term we will apply an Interim Value adjustment, which, in extreme circumstances, could result in the loss of Contract Value allocated to the Index Account Option as high as 100%.
No Ownership of Underlying Securities. You have no ownership rights in the securities that comprise an Index. Purchasing the Contract is not equivalent to purchasing shares in a mutual fund that invests in securities comprising the Indexes nor is it equivalent to directly investing in such securities. You will not have any ownership interest or rights in the securities, such as voting rights, or the right to receive dividend payments, or other distributions. Index returns would be higher if they included the dividends from the component securities.
Tracking Index Performance. When you allocate money to an Index Account Option, the value of your investment depends in part on the performance of the applicable Index. The performance of an Index is based on changes in the values of the securities or other investments that comprise or define the Index. The securities comprising or defining the Indexes are subject to a variety of investment risks, many of which are complicated and interrelated. These risks may affect capital markets generally, specific market segments, or specific issuers. The performance of the Indexes may fluctuate, sometimes rapidly and unpredictably. Negative Index Return may cause you to realize investment losses. The historical performance of an Index or an Index Account Option does not guarantee future results. It is impossible to predict whether an Index will perform positively or negatively over the course of a term.

While you will not directly invest in an Index, if you choose to allocate amounts to an Index Account Option, you are indirectly exposed to the investment risks associated with the applicable Index as the Contract performance tracks the Index Return and then your elected Crediting Methods and Protection Option are applied based on that performance. Each Index's performance is subject to market risk, equity risk, and issuer risk (in addition to other risks identified in this section):
•Market Risk. Each Index could decrease in value over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Negative fluctuations in the value of an Index may be significant and unpredictable.
•Equity Risk. Each Index is comprised of equity securities. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. Equity securities may underperform in comparison to the general financial markets, a particular financial market, or other asset classes.
•Issuer Risk. The performance of each Index depends on the performance of individual securities included in the Index. Changes in the financial condition, credit rating, or public perception of an issuer of those securities may cause the value of the issuer's securities to decline.
In recent years, the financial markets have at times experienced periods of significant volatility and negative returns, contributing to an uncertain and evolving economic environment. The performance of the markets has been impacted by several interrelating factors such as, but not limited to, natural disasters, public health crises, inflation, political and social developments, and military and governmental actions. You should consult with your financial professional about how market conditions may impact your investment decisions under the Contract.
We calculate an Index Return by comparing the value of the Index between two specific points in time, which means the performance of the Index may be negative or flat for the Index Account Option Term as a whole (including a multi-year Index Account Option Term) even if the Index performed positively for certain periods of time during the Index Account Option Term.
An investment in an Index Account Option is not an investment in the companies that comprise the applicable Index. You will have no voting rights, no rights to receive cash dividends or other distributions, and no other rights with respect to the companies that make up the Indexes. Each Index is a “price return index,” not “total return index,” meaning the Index Return does not include any dividends or other distributions declared by the companies included in the Index. This will reduce the Index Return and will cause the Index to underperform a direct investment in the companies included in the Index.
In addition to the foregoing, each Index has its own unique risks, as follows:
•S&P 500 Index: The S&P 500 Index is comprised of equity securities issued by large-capitalization U.S. companies. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of successful smaller companies.
•Russell 2000 Index: The Russell 2000 Index is comprised of equity securities of small-capitalization U.S. companies. In general, the securities of small-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. Small-capitalization companies are more likely to fail than larger companies.
•Dow Jones Industrial Average Index: The Dow Jones Industrial Average Index is a price-weighted measure of 30 U.S. blue-chip companies. The index covers all industries except transportation and utilities. In general, the narrow, 30-stock composition and price-weighted methodology of this index can cause large, volatile swings and underperformance compared to broader, market-cap-weighted indices. Key risks generally include sector concentration, lack of diversification, potential for significant losses during market downturns, and susceptibility to rapid declines due to high leverage and volatility in trading.
•MSCI EAFE Index: The MSCI EAFE Index is comprised of equity securities of large- and mid-capitalization companies and it is designed to measure the equity market performance of developed markets, including countries in Europe, Australasia, and the Far East. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of successful smaller companies, and the securities of mid-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. Securities issued by non-U.S. companies (including related depositary receipts) are subject to the risks related to investments in foreign markets (e.g., increased price volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty). This index is calculated in USD and local currency only. The exchange rates used for all currencies for all MSCI equity indexes are taken from Reuters at 4pm GMT each day.
•MSCI Emerging Markets Index: The MSCI Emerging Markets Index is comprised of equity securities of large- and mid-capitalization companies in emerging markets. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of successful smaller companies, and the securities of larger companies. Mid-capitalization companies are more likely to fail than larger companies. Securities issued by non-U.S. companies (including related depositary receipts) are subject to the risks related to investments in foreign markets (e.g., increased price volatility; changing currency exchange rates; and
greater political, regulatory, and economic uncertainty). Those risks are typically more acute when issuers are located or operating in emerging markets. Emerging markets may be more likely to experience inflation, political turmoil, and rapid changes in economic conditions than developed markets. Emerging markets often have less uniformity in accounting and reporting requirements, less reliable valuations, and greater risk associated with custody of securities than developed markets. This index is calculated in USD and local currency only. The exchange rates used for all currencies for all MSCI equity indexes are taken from Reuters at 4pm GMT each day.
•Nasdaq-100 Index: The Nasdaq-100 is comprised of 100 of the largest domestic and international non-financial securities listed on the Nasdaq Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain securities of financial companies including investment companies. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of successful smaller companies. To the extent that the Index is comprised of securities issued by companies in a particular sector, those securities may not perform as well as the securities of companies in other sectors or the market as a whole. Also, any securities issued by non-U.S. companies (including related depositary receipts) are subject to the risks related to investments in foreign markets (e.g., increased volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty).
Limits on Investment Return.

•Cap Rate. If you elect a Cap Crediting Method, the highest possible return that you may achieve on your investment is equal to the Cap Rate, or "Cap". The Cap therefore limits the positive Index Adjustment, if any, that may be credited to your Contract for a given Index Account Option Term. The Caps do not guarantee a certain amount of minimum Index Adjustment credited. Any Index Adjustment based on a Cap Crediting Method may be less than the positive return of the Index. This is because any positive return of the Index that we credit to your Index Account Option Value is subject to a maximum in the form of a Cap, even when the positive Index Return is greater.

•Guaranteed Cap Rate. If you elect a Guaranteed Cap Crediting Method, the highest possible return that you may achieve on your investment is equal to the Guaranteed Cap Rate, or "Guaranteed Cap". The Guaranteed Cap therefore limits the positive Index Adjustment, if any, that may be credited to your Contract for a given Index Account Option Term. The Guaranteed Caps do not guarantee a certain amount of minimum Index Adjustment credited. Any Index Adjustment based on a Guaranteed Cap Crediting Method may be less than the positive return of the Index. This is because any positive return of the Index that we credit to your Index Account Option Value is subject to a maximum in the form of a Guaranteed Cap, even when the positive Index Return is greater.

•Performance Trigger Rate. If you elect a Performance Trigger Crediting Method, the highest possible return that you may achieve is equal to the Performance Trigger Rate. The Performance Trigger Rate therefore limits the positive Index Adjustment, if any, that may be credited to your Contract for a given Index Account Option Term. The Performance Trigger Rates do not guarantee a minimum Index Adjustment amount. Any Index Adjustment credited for a Performance Trigger Crediting Method may be less than the positive return of the Index. This is because any positive return of the Index that we credit to your Index Account Option Value is always equal to the Performance Trigger Rate, even when the positive Index Return is greater.

•Performance Boost Cap Rate (applicable only with the Performance Boost Crediting Method). If you elect a Performance Boost Crediting method, the highest possible return that you may achieve is equal to the Performance Boost Cap Rate. The Performance Boost Cap Rate therefore limits the positive Index Adjustment, if any, that may be credited to your Contract for a given Index Account Option Term. The Performance Boost Cap Rates do not guarantee a minimum Index Adjustment amount. Any Index Adjustment credited for a Performance Boost Crediting Method may be less than the positive return of the Index. This is because any positive return of the Index that we credit to your Index Account Option Value is subject to a maximum in the form of a Performance Boost Cap Rate, even when the positive Index Return is greater. In addition, if the Index Return is negative and equal to or in excess of the elected Buffer, you will not get the benefit of the Performance Boost Rate to increase the value of your Index Adjustment. The Performance Boost Cap Rate is not a stand-alone Crediting method. It is applicable only if you elect the Performance Boost Rate Crediting Method.

Cap, Guaranteed Cap, Performance Trigger, and Performance Boost Cap Rates are not annual rates. For Index Account Option Terms that are longer than one year, the rates would be lower on an annual basis.
New rates go into effect at the start of each new Index Account Option Term unless you have elected the Guaranteed Cap Crediting Method. Such rates could be lower, higher, or equal to the current rate. If a new rate is unacceptable to you, you will have to reallocate your Contract Value to a different Index Account Option or to the Fixed Account. There is a risk that these other investment options will also not be satisfactory to you. Rates for the Guaranteed Cap Crediting Method are declared on the first day of the initial Index Account Option Term and will not change for the duration of the Guarantee Period.

We reserve the right to remove Crediting Methods in the future, so there may not always be a Cap, Performance Trigger, or Performance Boost Crediting Method available to you for election on subsequent Index Account Option Terms. However, there will always be at least one Crediting Method available to you for election. Please note that the Guaranteed Cap Crediting Method is only available for election at the time of a Premium Payment. When available, the following guaranteed minimum rates will apply:

Guaranteed Minimum Rates (When Offered)
Rate	Index Account Option Term Length
	1-Year	3-Year	6-Year
Cap Rate	3%	9%	18%
Index Participation Rate	100%	100%	100%
Guaranteed Cap Rate	3%	9%	18%
Guaranteed Index Participation Rate	100%	100%	100%
Performance Trigger Rate	3%	3%	3%
Performance Boost Rate	10%	10%	10%
Performance Boost Cap Rate	3%	9%	18%
Buffers. If you allocate money to an Index Account Option, Index fluctuations may cause an Index Adjustment to be negative at the end of the Index Account Option Term despite the application of the Buffer Protection Option.

A negative Index Return will result in a negative Index Adjustment if the negative Index Return exceeds the Buffer level you have selected.

If we credit your Contract with a negative Index Adjustment, your Index Account Option Value will be reduced. Buffers are not cumulative, and their protection does not extend beyond the length of any given Index Account Option Term. Any portion of your Contract Value allocated to an Index Account Option will benefit from the protection of the Buffer for that Index Account Option Term only. A new Buffer will be applied to subsequent Index Account Option Terms, subject to availability. You assume the risk that you will incur a loss and that the amount of the loss could be as much as 90% of Contract Value after taking into account the current limits on Index loss provided under the Contract. You also bear the risk that sustained negative Index Return may result in a zero or negative Index Adjustment being credited to your Index Account Option Value over multiple Index Account Option Terms.

We reserve the right to remove Protection Options in the future. However, there will always be at least one Protection Option available to you for election. Available Buffer Protection Option rates will always be at least 10%.

If an Index Account Option Value is credited with a negative Index Adjustment for multiple Index Account Option Terms, the total combined loss of Index Account Option Value over those multiple Index Account Option Terms may exceed the stated limit of any applicable Buffer for a single Index Account Option Term.

Buffers are not annual rates. For Index Account Option Terms that are longer than one year, the rates would be lower on an annual basis.
Interim Value Risk. Each time you remove Contract Value from an Index Account Option prior to the end of the Index Account Option Term, we will recalculate your Index Account Option Value, based on an Interim Value adjustment, which could be zero, positive or negative. In doing so, we use an Interim Value calculation based on the value of a hypothetical portfolio of financial instruments designed to replicate the value of the Index Account Option if it were held to the end of the Index Account Option Term. Interim Values generally reflect less gain and more downside than would otherwise apply at the end of the Index Account Option Term. Additionally, neither the Protection Option nor Crediting Method rates will be applied. As such, when a transaction is processed based on the Interim Value of the Index Account Option, the Interim Value could reflect less gain or more loss (possibly significantly less gain or more loss) than would be applied at the end of the Index Account Option Term. If the Interim Value is less than the Index Option Crediting Base, your Index Account Option Value will be decreased on a proportional basis, which may be more than the amount of the withdrawal; in other words, on more than a dollar for dollar basis. Any negative adjustment could be significant, up to 100% of Contract Value allocated to the Index Account Option, and impact the amount of Contract Value available for future withdrawals.
Elimination, Suspension, Replacements, Substitutions, and Changes to Indexes, Crediting Methods, and Terms. We may replace an Index if it is discontinued or if there is a substantial change in the calculation of the Index, or if hedging instruments become difficult to acquire or the cost of hedging becomes excessive. If we substitute an Index, the performance of the new Index may differ from the original Index, and you may not be able to achieve the level of Index Return you anticipated. If an Index is replaced during an Index Account Option Term, the Index Return for the Index Account Option Term will be calculated by combining the Index Return for the original Index from the beginning of the term up until the date of replacement, to the Index Return from the substituted Index starting on the date of replacement through the end of the Index Account Option Term, as follows:

Example: Assume that you allocate Contract Value to a 6-Year Index Account Option with the S&P 500 Index and the Index value is $1,000 at the beginning of the term. After 2 years, the S&P 500 Index is discontinued and replaced by the MSCI EAFE Index. On the day of the replacement, the S&P 500 Index is $1,100, so the Index Return as of that date is 10%. The MSCI EAFE Index value on the day of the replacement is $2,000. Going forward, your Index Return for the remainder of the Index Account Option Term will be equal to (1 plus 10%) times (1 plus the calculated return of the MSCI EAFE Index from the replacement date) minus 1. This means that at the end of the Index Account Option Term, if the MSCI EAFE Index value is $1,900, your Index Return would be (1+ 10% ) x (1 + -5%) (-1) = 4.5%.

A substitution of an Index during an Index Account Option Term will not cause a change in the Crediting Method, Protection Option, or Index Account Option Term length. No Interim Value adjustment will apply at the time of the substitution if we substitute an Index.

Changes to the Cap Rates, Index Participation Rates (applicable only with the Cap Crediting Method), Performance Trigger Rates,Performance Boost Rates, and Performance Boost Cap Rates (applicable only with the Performance Boost Crediting Method), if any, occur at the beginning of the next Index Account Option Term. Guaranteed Cap Rates and Guaranteed Index Participation Rates (applicable only with the Guaranteed Cap Crediting Method) will not change during the Guarantee Period. The guaranteed minimum Buffer will not change for the life of your Contract. Available Buffer Rates are guaranteed never to be less than 10%.
We may also add or remove an Index, Index Account Option Term, Crediting Method, or Protection Option during the time that you own the Contract. You bear the risk that we may eliminate an Index Account Option or certain Index Account Option features and replace them with new options and features that are not acceptable to you. We will not add any Index, Index Account Option Term, Crediting Method, or Protection Option until the new Index or Crediting Method has been approved by the insurance department in your state. Any addition, substitution, or removal of an Index, Crediting Method, Protection Option, or Index Account Option Term will be communicated to you in writing.
Performance Lock. Because a Performance Lock utilizes Interim Value on the Performance Lock Date, you may receive less on the date you exercise your Performance Lock than you would have had you exercised your Performance Lock on a different date. The Interim Value is calculated based on the value of a hypothetical portfolio of financial instruments designed to replicate the value of the Index Account Option if it were held until the end of the Index Account Option Term. Interim Values generally reflect less gain and more downside than would otherwise apply at the end of the Index Account Option Term. Additionally, neither the Protection Option nor Crediting Method rates will be applied. As such, you may receive less than you would have received had you not exercised a Performance Lock and instead remained invested until the end of your Index Account Option Term when you would have realized the full value of your Index Adjustment Factors. When you exercise a Performance Lock, you must transfer the Interim Value from the selected Index Account Option to the Performance Lock Holding Account, which means you will not get the benefit of any positive Index market performance for the remainder of that Premium Year for any amounts included in the Performance Lock. Once you have exercised a Performance Lock, the Interim Value transferred to the Performance Lock Holding Account will be inaccessible for transfer until the next Premium Allocation Anniversary associated with the Contract Value subject to the Performance Lock. It is possible that the same combination of options that made up the Index Account Option on which you exercised your Performance Lock may no longer be available or may have different rates once you reach the Premium Allocation Anniversary, thus preventing you from being reallocated into an identical Index Account Option. If you exercise a Performance Lock out of an Index Account Option with the Guaranteed Cap Crediting Method, you will not be able to reallocate into a new or existing Index Account Option with the Guaranteed Cap Crediting Method. Further, once you have exercised a Performance Lock, it is irrevocable.
Issuing Company. No company other than Jackson of NY has any legal responsibility to pay amounts that Jackson of NY owes under the Contract. The amounts you invest are not placed in a registered separate account, and your rights under the Contract to invested assets and the returns on those assets are subject to the claims paying ability of Jackson of NY. You should review and be comfortable with the financial strength of Jackson of NY for its claims-paying ability.
Effects of Withdrawals, Annuitization, or Death. If any of the following are taken during the Index Account Option Term, they could be subject to an Interim Value adjustment that could reduce your Index Account Option Value: a partial or total withdrawal, Required Minimum Distribution ("RMD"), automatic withdrawals, Performance Lock, amounts applied to an income option upon annuitization, or payment of the Contract Value element of the Death Benefit. Such reduction could be significant. Interim Values generally reflect less gain and more downside than would otherwise apply at the end of the Index Account Option Term. Additionally, neither the Protection Option nor Crediting Method rates will be applied. As such, you may receive less than you would have received had you instead remained invested until the end of your Index Account Option Term when you would have realized the full value of your Index Adjustment Factors. The Interim Value may reflect a negative return even if the Index increases, and may reflect a positive return even if the Index decreases. If you take a withdrawal when the Index Return is negative, your remaining Contract Value may be significantly less than if you waited to take the withdrawal when the Index Return was positive. In addition, partial and total withdrawals taken during the Withdrawal Charge Period which exceed the Free Withdrawal amount may be subject to a Withdrawal Charge.
All withdrawals, including RMDs, will be taken proportionately from each of your Index Account Options and Fixed Account Options unless otherwise specified. Withdrawals can also reduce the Death Benefit. Any Return of Premium Death Benefit will be reduced in a pro-rated amount. Pro rata reductions can be greater than the actual dollar amount of your withdrawal. In addition, since all withdrawals reduce the Contract Value, withdrawals will also reduce the amount that can be taken as income since such amount is determined by the Contract Value on the Income Date. The Latest Income Date for this contract is age 95.
If your Contract Value falls below the minimum Contract Value remaining as a result of a withdrawal (as stated in your Contract), we may terminate your Contract.
There are administrative rules that must be followed when taking an RMD withdrawal. Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for providing such notice. The administrative form allows you to elect one time or automatic RMD withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows taking multiple contracts’ RMDs from a single contract. You, as Owner, are responsible for complying with the Internal Revenue Code’s RMD requirements. If you fail to take your full RMD for a year, you will be subject to a 25% excise tax on any shortfall. This excise tax is reduced to 10% if a distribution of the shortfall is made within two years and prior to the date the excise tax is assessed or imposed by the IRS. If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges) and we will impose those charges, which will be reflected in the confirmation of the transaction. For more information on RMD requirements, please see "Income Payments" beginning on page 52.
Business Continuity and Cybersecurity Risk. We and our service providers and business partners are subject to certain risks, including those resulting from information system failures, cybersecurity incidents, public heath crises such as the coronavirus (COVID-19) pandemic, and other disaster events. Such events can adversely impact us and our operations. These risks are common to all insurers and financial service providers. These risks include, among other things, the theft, misuse, corruption and destruction of electronic information, interference with or denial of service, attacks on systems or websites, and other operational disruptions that could severely impede our ability to conduct our business or administer the Contract.
Such events could also adversely affect us by resulting in regulatory fines, litigation, financial losses, and reputational damage. Cybersecurity incidents may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. Although we take efforts to protect our systems from cybersecurity incidents, there can be no assurance that we or our service providers will be able to avoid cybersecurity incidents affecting Contract owners in the future. It is also possible that a cybersecurity incident could persist for an extended period of time without detection.
Additionally, our third-party service providers and other third-parties related to our business (such as financial intermediaries or, in the case of our variable products, underlying funds) are subject to similar risks. Successful implementation and execution of their business continuity policies and procedures are largely beyond our control. Disruptions to their business operations may impair our own business operations.

Early Withdrawal Risk [Line Items]
Risk, Maximum Loss Resulting from Negative Contract Adjustment [Percent]	100.00%
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Investor Not Invested in Index or Tracked Securities [Text Block]	An investment in an Index Account Option is not an investment in the companies that comprise the applicable Index.
Contract Changes Risk [Line Items]
Index-Linked Option Changes Features Risk [Text Block]
Limits on Investment Return.

•Cap Rate. If you elect a Cap Crediting Method, the highest possible return that you may achieve on your investment is equal to the Cap Rate, or "Cap". The Cap therefore limits the positive Index Adjustment, if any, that may be credited to your Contract for a given Index Account Option Term. The Caps do not guarantee a certain amount of minimum Index Adjustment credited. Any Index Adjustment based on a Cap Crediting Method may be less than the positive return of the Index. This is because any positive return of the Index that we credit to your Index Account Option Value is subject to a maximum in the form of a Cap, even when the positive Index Return is greater.

•Guaranteed Cap Rate. If you elect a Guaranteed Cap Crediting Method, the highest possible return that you may achieve on your investment is equal to the Guaranteed Cap Rate, or "Guaranteed Cap". The Guaranteed Cap therefore limits the positive Index Adjustment, if any, that may be credited to your Contract for a given Index Account Option Term. The Guaranteed Caps do not guarantee a certain amount of minimum Index Adjustment credited. Any Index Adjustment based on a Guaranteed Cap Crediting Method may be less than the positive return of the Index. This is because any positive return of the Index that we credit to your Index Account Option Value is subject to a maximum in the form of a Guaranteed Cap, even when the positive Index Return is greater.

•Performance Trigger Rate. If you elect a Performance Trigger Crediting Method, the highest possible return that you may achieve is equal to the Performance Trigger Rate. The Performance Trigger Rate therefore limits the positive Index Adjustment, if any, that may be credited to your Contract for a given Index Account Option Term. The Performance Trigger Rates do not guarantee a minimum Index Adjustment amount. Any Index Adjustment credited for a Performance Trigger Crediting Method may be less than the positive return of the Index. This is because any positive return of the Index that we credit to your Index Account Option Value is always equal to the Performance Trigger Rate, even when the positive Index Return is greater.

•Performance Boost Cap Rate (applicable only with the Performance Boost Crediting Method). If you elect a Performance Boost Crediting method, the highest possible return that you may achieve is equal to the Performance Boost Cap Rate. The Performance Boost Cap Rate therefore limits the positive Index Adjustment, if any, that may be credited to your Contract for a given Index Account Option Term. The Performance Boost Cap Rates do not guarantee a minimum Index Adjustment amount. Any Index Adjustment credited for a Performance Boost Crediting Method may be less than the positive return of the Index. This is because any positive return of the Index that we credit to your Index Account Option Value is subject to a maximum in the form of a Performance Boost Cap Rate, even when the positive Index Return is greater. In addition, if the Index Return is negative and equal to or in excess of the elected Buffer, you will not get the benefit of the Performance Boost Rate to increase the value of your Index Adjustment. The Performance Boost Cap Rate is not a stand-alone Crediting method. It is applicable only if you elect the Performance Boost Rate Crediting Method.

Cap, Guaranteed Cap, Performance Trigger, and Performance Boost Cap Rates are not annual rates. For Index Account Option Terms that are longer than one year, the rates would be lower on an annual basis.
New rates go into effect at the start of each new Index Account Option Term unless you have elected the Guaranteed Cap Crediting Method. Such rates could be lower, higher, or equal to the current rate. If a new rate is unacceptable to you, you will have to reallocate your Contract Value to a different Index Account Option or to the Fixed Account. There is a risk that these other investment options will also not be satisfactory to you. Rates for the Guaranteed Cap Crediting Method are declared on the first day of the initial Index Account Option Term and will not change for the duration of the Guarantee Period.

We reserve the right to remove Crediting Methods in the future, so there may not always be a Cap, Performance Trigger, or Performance Boost Crediting Method available to you for election on subsequent Index Account Option Terms. However, there will always be at least one Crediting Method available to you for election. Please note that the Guaranteed Cap Crediting Method is only available for election at the time of a Premium Payment. When available, the following guaranteed minimum rates will apply:

Guaranteed Minimum Rates (When Offered)
Rate	Index Account Option Term Length
	1-Year	3-Year	6-Year
Cap Rate	3%	9%	18%
Index Participation Rate	100%	100%	100%
Guaranteed Cap Rate	3%	9%	18%
Guaranteed Index Participation Rate	100%	100%	100%
Performance Trigger Rate	3%	3%	3%
Performance Boost Rate	10%	10%	10%
Performance Boost Cap Rate	3%	9%	18%

Restrictions on Transfers Risk [Text Block]
Limitations on Transfers. You can transfer Contract Value among the Index Account Options and the Fixed Account Options only at designated times (on the Index Account Option Term Anniversary for amounts invested in Index Account Options, and the Fixed Account Option Term Anniversary for amounts invested in the 1-year Fixed Account Option). You cannot transfer out of a current Index Account Option to another Index Account Option (or to the Fixed Account) until the Index Account Option Term Anniversary (unless you are executing a Performance Lock) and you cannot transfer out of the 1-year Fixed Account Option to an Index Account Option until the Fixed Account Option Term Anniversary. Contract Value in the Performance Lock Holding Account can only be transferred out on the Premium Allocation Anniversary corresponding with the Contract Value on which the Performance Lock was executed. Contract Value in the Subsequent Premium Holding Account can only be transferred out on the earlier of (i) the next Contract Anniversary or (ii) the date on which the Contract's minimum allocation requirements are met. Contract Value in the Continuation Adjustment Holding Account can only be transferred out on the next Contract Anniversary. In all cases, the amount transferred can only be transferred to a new Index Account Option or 1-year Fixed Account Option. This may limit your ability to react to market conditions. You should consider whether the inability to reallocate Contract Value during the elected investment terms is consistent with your financial needs and risk tolerance. For more information about transfers, please see the section titled "Transfers and Reallocations" on page 48.

Index-Linked Option Details, Options Currently Offered [Line Items]
Index-Linked Option Details, Credits are Based in Part on Index Performance [Text Block]	When you allocate money to the Index Account, you are credited the Index Adjustment based upon the performance of your selected Index.
Index-Linked Option Details, Investor Not Invested in Index or Securities [Text Block]
All of the Indexes offered are price return indexes, not total return indexes, which means they do not reflect dividends paid on the securities composing the Index. This will reduce the Index Return and cause the Index to underperform a direct investment in the securities composing the Index.

Index-Linked Option Details, Changes Possible [Text Block]	We reserve the right to add, remove, or replace any Index, Term, Crediting Method, or Protection Option in the future, subject to necessary regulatory approvals. If an Index is replaced during an Index Account Option Term, the Index Return for the Index Account Option Term will be calculated by adding the Index Return for the original Index from the beginning of the term up until the date of replacement, to the Index Return from the substituted Index starting on the date of replacement through the end of the Index Account Option Term.
Index-Linked Option Details, Limits on Index Losses [Line Items]
Index-Linked Option Details, Limits the Negative Return [Text Block]	A Buffer is the amount of negative Index price change before a negative Index Adjustment is credited to the Index Account Option Value at the end of an Index Account Option Term, expressed as a percentage. Put another way, a Buffer protects your Index Account Option Value from loss up to a specified amount. Jackson of NY protects you from any loss associated with Index decline up to your elected Buffer percentage.
Index-Linked Option Details, Limits the Negative Return Manner [Text Block]	You only incur a loss if the Index has declined more than your elected Buffer percentage as of your Index Account Option Term Anniversary.
Index-Linked Option Details, Example of Limiting the Negative Return [Text Block]	For example, if the Index Return at the end of your Index Account Option Term is -25% and your Buffer rate is 10%, we will credit a -15% Index Adjustment at the end of the Index Account Option Term, meaning the Contract Value allocated to that Index Account Option will decrease by 15%.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology [Text Block]
Crediting Methods. Your selected Crediting Method will dictate the manner in which the Index Adjustment is credited to you if your selected Index performs positively during your Index Account Option Term. Current Cap Rates, Index Participation Rates (applicable only with the Cap Crediting Method),Guaranteed Cap Rates, Guaranteed Index Participation Rates (applicable only with the Guaranteed Cap Crediting Method), Performance Trigger Rates, Performance Boost Rates, and Performance Boost Cap Rates (applicable only with the Performance Boost Crediting Method) are provided at the time of application, and to existing owners and financial professionals at any time, upon request.

To determine the Index Adjustment amount that will be credited to your Index Account Option Value at the end of each Index Account Option Term, we calculate the Adjusted Index Return for that Index Account Option. We calculate this Adjusted Index Return by applying the applicable Crediting Method, which serves to limit the positive Index Return you will realize. The Index Adjustment will be credited to the Index Account Option at a rate equal to the Adjusted Index Return.

Generally, the higher the downside risk you assume, the higher your associated Crediting Method rates will be. This means that your Crediting Method rates will typically be lower in connection with a 30% Buffer Protection Option than they would be in connection with a 10% Buffer Protection Option.You should carefully consider which combination of Crediting Method and Protection Options are right for you, and discuss these options with your financial professional.

We determine Cap Rates, Index Participation Rates, Guaranteed Cap Rates, Guaranteed Index Participation Rates, Performance Trigger Rates, Performance Boost Rates, and Performance Boost Cap Rates for each new Index Account Option Term at our discretion, subject to the guaranteed minimums discussed below. We consider a number of factors when declaring Cap Rates, Index Participation Rates, Guaranteed Cap Rates, Guaranteed Index Participation Rates, Performance Trigger Rates, Performance Boost Rates, and Performance Boost Cap Rates. Generally, we seek to manage our risk associated with our obligations, in part, by trading call and put options and other derivative instruments on the available Indices. The costs of these instruments impact the rates we declare, and those costs can be impacted by market conditions and forces. You are not an investor in these call and put options or other derivative instruments. For more information, see the sections titled General Account and Unregistered Separate Account beginning on page 59. We also consider the asset yield on the fixed assets backing our obligations, sales commissions, administrative expenses, regulatory and tax requirements, general economic trends and competitive factors. You bear the risk that we may declare lower Cap Rates, Index Participation Rates, and Guaranteed Cap
Rates, Guaranteed Index Participation Rates, Performance Trigger Rates, Performance Boost Rates, and Performance Boost Cap Rates for future Index Account Option Terms, and that such rates could be as low as the guaranteed minimums discussed below. Rates offered for new Index Account Option Terms may be different from those offered to new investors or offered to you at Contract issuance.

Before selecting an Index Account Option for investment, you should consider in consultation with your financial professional the Crediting Method that may be appropriate for you based on your risk tolerance, investment horizon and financial goals. Generally, assuming the same Index and Index Account Option Term, an Index Account Option that provides less potential for Index gains will tend to have more protection from Index losses. Conversely, assuming the same Index and Index Account Option Term, an Index Account Option that provides more potential for Index gains will generally tend to have less protection from Index losses.

The examples in the following sections illustrate how we calculate and credit interest under each Crediting Method, assuming hypothetical Index Returns and hypothetical limits on Index gains and losses. The examples assume no withdrawals.

Index-Linked Option Details, Bar Chart Legend [Text Block]
Index Performance Examples. The bar charts shown below provide each Index's annual returns for the last 10 calendar years (or for the life of the Index if less than 10 years), as well as the Index Returns after applying a hypothetical 5% Cap rate and a hypothetical -10% Buffer rate. The charts illustrate the variability of the returns from year to year and show how hypothetical limits on Index gains and losses may affect these returns. Past performance is not necessarily an indication of future performance.

The performances below are NOT the performance of any Index Account Option. Your performance under the Contract will differ, perhaps significantly. The performances below may reflect a different return calculation, time period, and limit on Index gains and losses than the Index Account Options, and do not reflect Contract fees and charges, including Withdrawal Charges and the Interim Value calculation and adjustment, which reduce performance.

Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Index Substitution [Text Block]	Replacing an Index.
Index-Linked Option Details, Index Substitution Circumstances [Text Block]	We may replace an Index if it is discontinued or the Index is no longer available to us or if the Index's calculation changes substantially. Additionally, we may replace an Index if hedging instruments become difficult to acquire or the cost of hedging related to such Index becomes excessive. We may do so at the end of an Index Account Option Term or during an Index Account Option Term.
Index-Linked Option Details, Index Substitution Selection [Text Block]
If we replace an Index, we will attempt to select a new Index that is similar to the old Index. In making this evaluation, we will look at factors such as asset class; Index composition; strategy or methodology inherent to the Index; and Index liquidity.

Index-Linked Option Details, Index Substitution Notification [Text Block]	We will notify you in writing at least 30 days before we replace an Index.
Index-Linked Option Details, Index Substitution Calculation [Text Block]	If an Index is replaced during an Index Account Option Term, the Index Return will be calculated by combining the Index Return for the original Index from the beginning of the term up until the date of replacement, to the Index Return from the substituted Index starting on the date of replacement through the end of the Index Account Option Term, as shown in the Example below.
Item 7. Charges and Adjustments [Line Items]
Contract Adjustment [Table Text Block]
CHARGES AND ADJUSTMENTS

There are charges and adjustments associated with your Contract, the deduction of which will reduce the investment return of your Contract. Charges are deducted proportionally from your Contract Value. These charges may be a lesser amount where required by state law or as described below, but will not be increased. We expect to profit from certain charges assessed under the Contract. These charges (and certain other adjustments) are as follows:
TRANSACTION EXPENSES
Withdrawal Charge. At any time during the accumulation phase (if and to the extent that Contract Value is sufficient to pay any remaining Withdrawal Charge that remains after a withdrawal), you may withdraw the following with no Withdrawal Charge:

•Premium that is no longer subject to a Withdrawal Charge (Premium that has been invested in your annuity for at least six years without being withdrawn),

•Earnings (any Contract Value that is in excess of your Remaining Premium), and

•any Free Withdrawal amount. The Free Withdrawal amount is equal to 10% of Remaining Premium at the beginning of the Contract Year that would otherwise incur a Withdrawal Charge, plus 10% of additional Premium received during that Contract Year, minus earnings. The Free Withdrawal amount may be taken once or through multiple withdrawals throughout the Contract Year. Amounts withdrawn to satisfy required minimum distributions reduce the amount of available Free Withdrawal.

We will deduct a Withdrawal Charge on:

•Withdrawals in excess of the Free Withdrawal amount (the Withdrawal Charge is imposed only on the excess amount above the Free Withdrawal amount),

•Withdrawals under a Contract that exceed its required minimum distribution under the Internal Revenue Code (the entire amount withdrawn to fulfill your withdrawal request, including amounts necessary to pay Withdrawal Charges, will be subject to the Withdrawal Charge),

•The gross amount withdrawn in a total withdrawal, which includes amounts necessary to pay Withdrawal Charges.

For purposes of the Withdrawal Charge, we treat withdrawals as coming first from earnings (which may be withdrawn free of any Withdrawal Charge), and then from the oldest Remaining Premium. If you request a total withdrawal, the Withdrawal Charge is calculated as a percentage of Remaining Premium in the Contract immediately prior to the withdrawal. Please note, any Free Withdrawal taken, like any withdrawal, reduces both Contract Value and Remaining Premium.

The amount of the Withdrawal Charge deducted varies according to the following schedule:

Withdrawal Charge (as a percentage of Remaining Premium):

Contract Years since Receipt of Premium	0	1	2	3	4	5	6+
	8.0%	8.0%	7.0%	6.0%	5.0%	4.0%	0.0%

You may request a partial withdrawal as either a gross amount withdrawal or a net amount withdrawal. Your selection will have an impact on both the amount you receive and the amount of the Withdrawal Charge assessed on your partial withdrawal. In the absence of instruction from you, we will process your withdrawal as a gross amount withdrawal.

If you elect to receive a gross amount withdrawal, your Contract Value will be reduced by your requested withdrawal amount. Any applicable Withdrawal Charges and taxes will be deducted from your requested withdrawal amount and the remaining amount after deductions will be distributed to you. Therefore, you may receive less than the dollar amount you specified in your withdrawal request. If you elect to receive a net amount withdrawal, your Contract Value will be reduced by your requested withdrawal amount plus the amount needed to cover any applicable Withdrawal Charges and taxes withheld. Therefore, you will receive exactly the amount specified in your withdrawal request, but your Contract Value may be reduced by more than the amount of that request. In each case, Withdrawal Charges, if any, will be assessed against the amount by which your Remaining Premium is reduced (excluding any amount for which the Contract expressly provides for waived or no Withdrawal Charges). A partial withdrawal will reduce Remaining Premium by the amount of Premium withdrawn that incurs a Withdrawal Charge (inclusive of the Withdrawal Charge amount).

Note: Withdrawals under a non-qualified Contract will be taxable on an “income first” basis. This means that any withdrawal from a non-qualified Contract that does not exceed the accumulated income under the Contract will be taxable in full. Any withdrawals under a tax-qualified Contract will be taxable except to the extent that they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

We do not assess the Withdrawal Charge on any amounts paid out as:

•income payments during your Contract’s income phase;

•Death Benefits;

•withdrawals necessary to satisfy the required minimum distribution of the Internal Revenue Code (but if the withdrawal requested exceeds the required minimum distribution, then the entire amount withdrawn to fulfill your withdrawal request will be subject to the Withdrawal Charge); or

•withdrawals from the Index Account Options or the Fixed Account (subject to certain exclusions) if you are diagnosed with a terminal illness or need extended hospital or nursing home care as provided in your Contract.

Withdrawal Charges are intended to compensate us for expenses incurred in connection with the promotion, sale, and distribution of the Contracts. We intend to use revenue generated from Withdrawal Charges for any legitimate corporate purpose.

For examples illustrating the assessment of Withdrawal Charges in scenarios both with and without earnings present, please see Appendix B, Examples 5 and 6.

Waiver of Withdrawal Charge for Terminal Illness. We will waive any Withdrawal Charges on amounts withdrawn after you have provided us with a physician’s statement verifying that you have been diagnosed with an illness that will result in your death within 12 months of diagnosis. The illness giving rise to the terminal diagnoses must arise after the Issue Date of this Contract.

Waiver of Withdrawal Charge for Extended Care. We will waive any Withdrawal Charges on amounts withdrawn after you have provided us with a physician’s statement verifying that you have been confined to a nursing home or hospital for 90 consecutive days. Your confinement to the nursing home or hospital must begin after the Issue Date of this Contract.

Withdrawals made pursuant to these waivers from Index Account Options are subject to an Interim Value adjustment. Conditions giving rise to the use of this waiver must begin after the Issue Date of your Contract. Please refer to your Contract for additional details regarding the use of this waiver.

You may owe tax on withdrawals for terminal illness and/or extended care. We encourage you to discuss the use of this waiver and any withdrawals with your financial professional and/or personal tax adviser.
Commutation Fee. If you make a total withdrawal from your Contract after income payments have commenced under options 3 or 4 (see “Income Options”), the amount received will be reduced by (a) minus (b) where:

(a) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at the rate assumed in calculating the initial payment; and
(b) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at a rate no more than 1.00% higher than the rate used in (a).

The Commutation Fee compensates us for administrative costs and expenses associated with commuting the annuity payments and determining the amount to be paid.
Expedited Delivery Charge. When you request expedited delivery of any withdrawal amounts, there are additional charges assessed for this service. We pass the current charges for requested expedited delivery services through to you directly, with no added fees or profits to us. This means these charges are subject to change and are not subject to a maximum. The current charge for standard overnight delivery is $23. The current charge for overnight delivery on Saturday is $38.
Wire Transfer Charge. We pass the current charges for requested wire transfer services through to you directly, with no added fees or profits to us. This means these charges are subject to change and are not subject to a maximum. We currently charge $20 for standard wire transfers and $25 for international wire transfers in connection with requested withdrawals.
Premium Taxes. Some states and other governmental entities charge Premium taxes or other similar taxes. We pay these taxes and may make a deduction from your Contract Values for them. Premium taxes generally range from 0% to 3.5%. Premium tax is currently not charged back to the Contract, however, the Company reserves the right to deduct any amounts advanced to pay taxes from the Contract Value.

Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]
BENEFITS AVAILABLE UNDER THE CONTRACTS

The following tables summarize information about the benefits available under the Contract. The availability of Contract benefits may vary depending on the broker-dealer or financial intermediary through which the Contract is sold. See Appendix E: Financial Intermediary Variations.

Basic Death Benefit (automatically included with the Contract)

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
Basic Death Benefit
Guarantees your Beneficiaries will receive a benefit at least equal to the greater of your Contract Value or your total Premiums paid reduced for prior withdrawals (including any applicable charges and adjustments) in the same proportion that the Contract Value was reduced on the date of the withdrawal. *For Owners age 81 and older at the time the Contract issued, the basic Death Benefit is equal to the current Contract Value.
		No additional charge	•Withdrawals could significantly reduce the benefit. •Benefit terminates on annuitization.
Other Add-On Benefits Included With All Contracts At No Additional Cost

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
Terminal Illness Benefit/ Extended Care Benefit
Increases the amount that can be withdrawn from your Contract without a Withdrawal Charge if you experience certain qualifying events such as: (i) diagnosis with an illness that will result in your death within 12 months; or (ii) confinement to a nursing home or hospital for 90 consecutive days.
		None	•Any applicable Interim Value adjustment still applies. •Physician’s statement required. •Qualifying event must occur after the Contract was issued.
Performance Lock
Allows you to transfer full or partial Interim Value from your selected Index Account Option into the Performance Lock Holding Account, where it will earn the declared rate of interest beginning on the Performance Lock Date until the next Premium Allocation Anniversary.
None
•Uses the Interim Value calculated at the end of the Business Day after we receive your request. This means you will not be able to determine in advance your "locked in" Index Account Value, and it may be higher or lower than it was on the Business Day we received your request.
•A full Performance Lock ends the Index Account Option Term for the Index Account Option out of which it is transferred, effectively terminating that Index Account Option.
•Once a Performance Lock has been processed, it is irrevocable.
•Partial Performance Locks may only be executed once per Index Account Option per Premium Year.

Benefits Available [Table Text Block]
Basic Death Benefit (automatically included with the Contract)

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
Basic Death Benefit
Guarantees your Beneficiaries will receive a benefit at least equal to the greater of your Contract Value or your total Premiums paid reduced for prior withdrawals (including any applicable charges and adjustments) in the same proportion that the Contract Value was reduced on the date of the withdrawal. *For Owners age 81 and older at the time the Contract issued, the basic Death Benefit is equal to the current Contract Value.
		No additional charge	•Withdrawals could significantly reduce the benefit. •Benefit terminates on annuitization.
Other Add-On Benefits Included With All Contracts At No Additional Cost

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
Terminal Illness Benefit/ Extended Care Benefit
Increases the amount that can be withdrawn from your Contract without a Withdrawal Charge if you experience certain qualifying events such as: (i) diagnosis with an illness that will result in your death within 12 months; or (ii) confinement to a nursing home or hospital for 90 consecutive days.
		None	•Any applicable Interim Value adjustment still applies. •Physician’s statement required. •Qualifying event must occur after the Contract was issued.
Performance Lock
Allows you to transfer full or partial Interim Value from your selected Index Account Option into the Performance Lock Holding Account, where it will earn the declared rate of interest beginning on the Performance Lock Date until the next Premium Allocation Anniversary.
None
•Uses the Interim Value calculated at the end of the Business Day after we receive your request. This means you will not be able to determine in advance your "locked in" Index Account Value, and it may be higher or lower than it was on the Business Day we received your request.
•A full Performance Lock ends the Index Account Option Term for the Index Account Option out of which it is transferred, effectively terminating that Index Account Option.
•Once a Performance Lock has been processed, it is irrevocable.
•Partial Performance Locks may only be executed once per Index Account Option per Premium Year.

Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
APPENDIX A: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT
The availability of Contract benefits may vary depending on the broker-dealer or financial intermediary through which the Contract is sold. See Appendix E: Financial Intermediary Variations.

The following is a list of the Index Account Options currently available under the Contract. We may change the features of the Index Account Options listed below (including the Index and the current limits on Index gains and losses), offer new Index Account Options, and terminate existing Index Account Options. We will provide you with written notice before making any changes other than the changes to current limits on Index gains. Information about current limits on Index gains is available at Jackson.com/RatesJMLP4NY. The current Buffer rates for new Index Account Option Terms are disclosed in a Rate Sheet Prospectus Supplement. To obtain a copy of the most recent Rate Sheet Prospectus Supplement(s), please visit www.jackson.com/product-literature-11.html. For more information about the Index Account Options, please see "Index Account" beginning on page 27 and "Additional Information About the Index Account Options" beginning on page 29.

Note: If amounts are removed from an Index Account Option before the end of the Index Account Option Term, we will apply an Interim Value adjustment. This may result in a significant reduction in your Contract Value that could exceed any protection from Index loss that would be in place if you held the option until the end of the Index Account Option Term. For more information on Interim Value, please see "Interim Value Calculation and Adjustment" beginning on page 46.

Index	Type of Index	Term	Current Limit on Index Loss (if held until the end of the Index Account Option Term)	Guaranteed Minimum Crediting Method Rate (for the life of the Index Account Option)
S&P 500[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	3.0% Cap Rate, 100% Index Participation Rate
S&P 500[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	3.0% Cap Rate, 100% Index Participation Rate
S&P 500[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	3.0% Cap Rate, 100% Index Participation Rate
S&P 500[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	3.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate
S&P 500[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	3.0% Performance Trigger Rate
S&P 500[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	3.0% Performance Trigger Rate
S&P 500[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	3.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
S&P 500[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	9.0% Cap Rate, 100% Index Participation Rate
S&P 500[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	9.0% Cap Rate, 100% Index Participation Rate
S&P 500[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	9.0% Cap Rate, 100% Index Participation Rate
S&P 500[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	9.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate
S&P 500[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	9.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate

Index	Type of Index	Term	Current Limit on Index Loss (if held until the end of the Index Account Option Term)	Guaranteed Minimum Crediting Method Rate (for the life of the Index Account Option)
S&P 500[1]	Market Index	6 years	See current Rate Sheet Prospectus Supplement	18.0% Cap Rate, 100% Index Participation Rate
S&P 500[1]	Market Index	6 years	See current Rate Sheet Prospectus Supplement	18.0% Cap Rate, 100% Index Participation Rate
S&P 500[1]	Market Index	6 years	See current Rate Sheet Prospectus Supplement	18.0% Cap Rate, 100% Index Participation Rate
S&P 500[1]	Market Index	6 years	See current Rate Sheet Prospectus Supplement	18.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
Dow Jones Industrial Average[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	3.0% Cap Rate, 100% Index Participation Rate
Dow Jones Industrial Average[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	3.0% Cap Rate, 100% Index Participation Rate
Dow Jones Industrial Average[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	3.0% Cap Rate, 100% Index Participation Rate
Dow Jones Industrial Average[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	3.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate
Dow Jones Industrial Average[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	3.0% Performance Trigger Rate
Dow Jones Industrial Average[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	3.0% Performance Trigger Rate
Dow Jones Industrial Average[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	3.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
Dow Jones Industrial Average[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	9.0% Cap Rate, 100% Index Participation Rate
Dow Jones Industrial Average[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	9.0% Cap Rate, 100% Index Participation Rate
Dow Jones Industrial Average[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	9.0% Cap Rate, 100% Index Participation Rate
Dow Jones Industrial Average[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	9.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate
Dow Jones Industrial Average[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	9.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
Dow Jones Industrial Average[1]	Market Index	6 years	See current Rate Sheet Prospectus Supplement	18.0% Cap Rate, 100% Index Participation Rate
Dow Jones Industrial Average[1]	Market Index	6 years	See current Rate Sheet Prospectus Supplement	18.0% Cap Rate, 100% Index Participation Rate
Dow Jones Industrial Average[1]	Market Index	6 years	See current Rate Sheet Prospectus Supplement	18.0% Cap Rate, 100% Index Participation Rate

Index	Type of Index	Term	Current Limit on Index Loss (if held until the end of the Index Account Option Term)	Guaranteed Minimum Crediting Method Rate (for the life of the Index Account Option)
Dow Jones Industrial Average[1]	Market Index	6 years	See current Rate Sheet Prospectus Supplement	18.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
Russell 2000[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	3.0% Cap Rate, 100% Index Participation Rate
Russell 2000[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	3.0% Cap Rate, 100% Index Participation Rate
Russell 2000[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	3.0% Cap Rate, 100% Index Participation Rate
Russell 2000[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	3.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate
Russell 2000[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	3.0% Performance Trigger Rate
Russell 2000[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	3.0% Performance Trigger Rate
Russell 2000[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	3.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
Russell 2000[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	9.0% Cap Rate, 100% Index Participation Rate
Russell 2000[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	9.0% Cap Rate, 100% Index Participation Rate
Russell 2000[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	9.0% Cap Rate, 100% Index Participation Rate
Russell 2000[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	9.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate
Russell 2000[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	9.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
Russell 2000[1]	Market Index	6 years	See current Rate Sheet Prospectus Supplement	18.0% Cap Rate, 100% Index Participation Rate
Russell 2000[1]	Market Index	6 years	See current Rate Sheet Prospectus Supplement	18.0% Cap Rate, 100% Index Participation Rate
Russell 2000[1]	Market Index	6 years	See current Rate Sheet Prospectus Supplement	18.0% Cap Rate, 100% Index Participation Rate
Russell 2000[1]	Market Index	6 years	See current Rate Sheet Prospectus Supplement	18.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
MSCI EAFE[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	3.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	3.0% Cap Rate, 100% Index Participation Rate

Index	Type of Index	Term	Current Limit on Index Loss (if held until the end of the Index Account Option Term)	Guaranteed Minimum Crediting Method Rate (for the life of the Index Account Option)
MSCI EAFE[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	3.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	3.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate
MSCI EAFE[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	3.0% Performance Trigger Rate
MSCI EAFE[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	3.0% Performance Trigger Rate
MSCI EAFE[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	3.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
MSCI EAFE[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	9.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	9.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	9.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	9.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate
MSCI EAFE[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	9.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
MSCI EAFE[1]	Market Index	6 years	See current Rate Sheet Prospectus Supplement	18.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE[1]	Market Index	6 years	See current Rate Sheet Prospectus Supplement	18.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE[1]	Market Index	6 years	See current Rate Sheet Prospectus Supplement	18.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE[1]	Market Index	6 years	See current Rate Sheet Prospectus Supplement	18.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
MSCI Emerging Markets[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	3.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	3.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	3.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	3.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate
MSCI Emerging Markets[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	3.0% Performance Trigger Rate

Index	Type of Index	Term	Current Limit on Index Loss (if held until the end of the Index Account Option Term)	Guaranteed Minimum Crediting Method Rate (for the life of the Index Account Option)
MSCI Emerging Markets[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	3.0% Performance Trigger Rate
MSCI Emerging Markets[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	3.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
MSCI Emerging Markets[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	9.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	9.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	9.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	9.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate
MSCI Emerging Markets[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	9.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
MSCI Emerging Markets[1]	Market Index	6 years	See current Rate Sheet Prospectus Supplement	18.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets[1]	Market Index	6 years	See current Rate Sheet Prospectus Supplement	18.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets[1]	Market Index	6 years	See current Rate Sheet Prospectus Supplement	18.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets[1]	Market Index	6 years	See current Rate Sheet Prospectus Supplement	18.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
Nasdaq-100[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	3.0% Cap Rate, 100% Index Participation Rate
Nasdaq-100[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	3.0% Cap Rate, 100% Index Participation Rate
Nasdaq-100[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	3.0% Cap Rate, 100% Index Participation Rate
Nasdaq-100[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	3.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate
Nasdaq-100[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	3.0% Performance Trigger Rate
Nasdaq-100[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	3.0% Performance Trigger Rate
Nasdaq-100[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	3.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
Nasdaq-100[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	9.0% Cap Rate, 100% Index Participation Rate

Index	Type of Index	Term	Current Limit on Index Loss (if held until the end of the Index Account Option Term)	Guaranteed Minimum Crediting Method Rate (for the life of the Index Account Option)
Nasdaq-100[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	9.0% Cap Rate, 100% Index Participation Rate
Nasdaq-100[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	9.0% Cap Rate, 100% Index Participation Rate
Nasdaq-100[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	9.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate
Nasdaq-100[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	9.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
Nasdaq-100[1]	Market Index	6 years	See current Rate Sheet Prospectus Supplement	18.0% Cap Rate, 100% Index Participation Rate
Nasdaq-100[1]	Market Index	6 years	See current Rate Sheet Prospectus Supplement	18.0% Cap Rate, 100% Index Participation Rate
Nasdaq-100[1]	Market Index	6 years	See current Rate Sheet Prospectus Supplement	18.0% Cap Rate, 100% Index Participation Rate
Nasdaq-100[1]	Market Index	6 years	See current Rate Sheet Prospectus Supplement	18.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate

1.All Indexes are price return indexes and not total return indexes, and therefore do not reflect dividends paid on the securities composing the Index. This will reduce the Index Return and will cause the Index to underperform a direct investment in the securities composing the Index.

We reserve the right to delete or add Index Account Options, Indexes, Crediting Methods, Protection Options, and Index Account Option Terms in the future. There will always be more than one Index Account Option available, and those options will always be identical or similar to one of the options disclosed in this prospectus. When offered, available Buffer rates are guaranteed to be no less than 10%. There will always be at least one Protection Option available for election.

The following is a list of Fixed Account Options currently available under the Contract. We may change the features of the Fixed Account Options listed below, offer new Fixed Account Options, and terminate existing Fixed Account Options. We will provide you with written notice before doing so. For more information about the Fixed Account Options, please see "Fixed Account" beginning on page 25.

Name	Term	Minimum Guaranteed Interest Rate
1-year Fixed Account Option	1 year	2.40%
Performance Lock Holding Account	Until the next Premium Allocation Anniversary following exercise of Performance Lock	2.40%
Subsequent Premium Holding Account	Until the earlier of (i) the next Contract Anniversary or (ii) the Contract's minimum allocation requirements are met	2.40%
Continuation Adjustment Holding Account	Until the next Contract Anniversary	2.40%

Index-Linked Option [Line Items]
Index-Linked Options Available, Legend [Text Block]
The availability of Contract benefits may vary depending on the broker-dealer or financial intermediary through which the Contract is sold. See Appendix E: Financial Intermediary Variations.

The following is a list of the Index Account Options currently available under the Contract. We may change the features of the Index Account Options listed below (including the Index and the current limits on Index gains and losses), offer new Index Account Options, and terminate existing Index Account Options. We will provide you with written notice before making any changes other than the changes to current limits on Index gains. Information about current limits on Index gains is available at Jackson.com/RatesJMLP4NY. The current Buffer rates for new Index Account Option Terms are disclosed in a Rate Sheet Prospectus Supplement. To obtain a copy of the most recent Rate Sheet Prospectus Supplement(s), please visit www.jackson.com/product-literature-11.html. For more information about the Index Account Options, please see "Index Account" beginning on page 27 and "Additional Information About the Index Account Options" beginning on page 29.

Note: If amounts are removed from an Index Account Option before the end of the Index Account Option Term, we will apply an Interim Value adjustment. This may result in a significant reduction in your Contract Value that could exceed any protection from Index loss that would be in place if you held the option until the end of the Index Account Option Term. For more information on Interim Value, please see "Interim Value Calculation and Adjustment" beginning on page 46.

Index-Linked Options Available [Table Text Block]

Index	Type of Index	Term	Current Limit on Index Loss (if held until the end of the Index Account Option Term)	Guaranteed Minimum Crediting Method Rate (for the life of the Index Account Option)
S&P 500[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	3.0% Cap Rate, 100% Index Participation Rate
S&P 500[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	3.0% Cap Rate, 100% Index Participation Rate
S&P 500[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	3.0% Cap Rate, 100% Index Participation Rate
S&P 500[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	3.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate
S&P 500[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	3.0% Performance Trigger Rate
S&P 500[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	3.0% Performance Trigger Rate
S&P 500[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	3.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
S&P 500[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	9.0% Cap Rate, 100% Index Participation Rate
S&P 500[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	9.0% Cap Rate, 100% Index Participation Rate
S&P 500[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	9.0% Cap Rate, 100% Index Participation Rate
S&P 500[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	9.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate
S&P 500[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	9.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate

Index	Type of Index	Term	Current Limit on Index Loss (if held until the end of the Index Account Option Term)	Guaranteed Minimum Crediting Method Rate (for the life of the Index Account Option)
S&P 500[1]	Market Index	6 years	See current Rate Sheet Prospectus Supplement	18.0% Cap Rate, 100% Index Participation Rate
S&P 500[1]	Market Index	6 years	See current Rate Sheet Prospectus Supplement	18.0% Cap Rate, 100% Index Participation Rate
S&P 500[1]	Market Index	6 years	See current Rate Sheet Prospectus Supplement	18.0% Cap Rate, 100% Index Participation Rate
S&P 500[1]	Market Index	6 years	See current Rate Sheet Prospectus Supplement	18.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
Dow Jones Industrial Average[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	3.0% Cap Rate, 100% Index Participation Rate
Dow Jones Industrial Average[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	3.0% Cap Rate, 100% Index Participation Rate
Dow Jones Industrial Average[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	3.0% Cap Rate, 100% Index Participation Rate
Dow Jones Industrial Average[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	3.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate
Dow Jones Industrial Average[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	3.0% Performance Trigger Rate
Dow Jones Industrial Average[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	3.0% Performance Trigger Rate
Dow Jones Industrial Average[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	3.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
Dow Jones Industrial Average[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	9.0% Cap Rate, 100% Index Participation Rate
Dow Jones Industrial Average[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	9.0% Cap Rate, 100% Index Participation Rate
Dow Jones Industrial Average[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	9.0% Cap Rate, 100% Index Participation Rate
Dow Jones Industrial Average[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	9.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate
Dow Jones Industrial Average[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	9.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
Dow Jones Industrial Average[1]	Market Index	6 years	See current Rate Sheet Prospectus Supplement	18.0% Cap Rate, 100% Index Participation Rate
Dow Jones Industrial Average[1]	Market Index	6 years	See current Rate Sheet Prospectus Supplement	18.0% Cap Rate, 100% Index Participation Rate
Dow Jones Industrial Average[1]	Market Index	6 years	See current Rate Sheet Prospectus Supplement	18.0% Cap Rate, 100% Index Participation Rate

Index	Type of Index	Term	Current Limit on Index Loss (if held until the end of the Index Account Option Term)	Guaranteed Minimum Crediting Method Rate (for the life of the Index Account Option)
Dow Jones Industrial Average[1]	Market Index	6 years	See current Rate Sheet Prospectus Supplement	18.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
Russell 2000[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	3.0% Cap Rate, 100% Index Participation Rate
Russell 2000[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	3.0% Cap Rate, 100% Index Participation Rate
Russell 2000[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	3.0% Cap Rate, 100% Index Participation Rate
Russell 2000[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	3.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate
Russell 2000[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	3.0% Performance Trigger Rate
Russell 2000[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	3.0% Performance Trigger Rate
Russell 2000[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	3.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
Russell 2000[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	9.0% Cap Rate, 100% Index Participation Rate
Russell 2000[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	9.0% Cap Rate, 100% Index Participation Rate
Russell 2000[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	9.0% Cap Rate, 100% Index Participation Rate
Russell 2000[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	9.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate
Russell 2000[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	9.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
Russell 2000[1]	Market Index	6 years	See current Rate Sheet Prospectus Supplement	18.0% Cap Rate, 100% Index Participation Rate
Russell 2000[1]	Market Index	6 years	See current Rate Sheet Prospectus Supplement	18.0% Cap Rate, 100% Index Participation Rate
Russell 2000[1]	Market Index	6 years	See current Rate Sheet Prospectus Supplement	18.0% Cap Rate, 100% Index Participation Rate
Russell 2000[1]	Market Index	6 years	See current Rate Sheet Prospectus Supplement	18.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
MSCI EAFE[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	3.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	3.0% Cap Rate, 100% Index Participation Rate

Index	Type of Index	Term	Current Limit on Index Loss (if held until the end of the Index Account Option Term)	Guaranteed Minimum Crediting Method Rate (for the life of the Index Account Option)
MSCI EAFE[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	3.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	3.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate
MSCI EAFE[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	3.0% Performance Trigger Rate
MSCI EAFE[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	3.0% Performance Trigger Rate
MSCI EAFE[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	3.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
MSCI EAFE[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	9.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	9.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	9.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	9.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate
MSCI EAFE[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	9.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
MSCI EAFE[1]	Market Index	6 years	See current Rate Sheet Prospectus Supplement	18.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE[1]	Market Index	6 years	See current Rate Sheet Prospectus Supplement	18.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE[1]	Market Index	6 years	See current Rate Sheet Prospectus Supplement	18.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE[1]	Market Index	6 years	See current Rate Sheet Prospectus Supplement	18.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
MSCI Emerging Markets[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	3.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	3.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	3.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	3.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate
MSCI Emerging Markets[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	3.0% Performance Trigger Rate

Index	Type of Index	Term	Current Limit on Index Loss (if held until the end of the Index Account Option Term)	Guaranteed Minimum Crediting Method Rate (for the life of the Index Account Option)
MSCI Emerging Markets[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	3.0% Performance Trigger Rate
MSCI Emerging Markets[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	3.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
MSCI Emerging Markets[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	9.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	9.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	9.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	9.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate
MSCI Emerging Markets[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	9.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
MSCI Emerging Markets[1]	Market Index	6 years	See current Rate Sheet Prospectus Supplement	18.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets[1]	Market Index	6 years	See current Rate Sheet Prospectus Supplement	18.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets[1]	Market Index	6 years	See current Rate Sheet Prospectus Supplement	18.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets[1]	Market Index	6 years	See current Rate Sheet Prospectus Supplement	18.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
Nasdaq-100[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	3.0% Cap Rate, 100% Index Participation Rate
Nasdaq-100[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	3.0% Cap Rate, 100% Index Participation Rate
Nasdaq-100[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	3.0% Cap Rate, 100% Index Participation Rate
Nasdaq-100[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	3.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate
Nasdaq-100[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	3.0% Performance Trigger Rate
Nasdaq-100[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	3.0% Performance Trigger Rate
Nasdaq-100[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	3.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
Nasdaq-100[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	9.0% Cap Rate, 100% Index Participation Rate

Index	Type of Index	Term	Current Limit on Index Loss (if held until the end of the Index Account Option Term)	Guaranteed Minimum Crediting Method Rate (for the life of the Index Account Option)
Nasdaq-100[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	9.0% Cap Rate, 100% Index Participation Rate
Nasdaq-100[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	9.0% Cap Rate, 100% Index Participation Rate
Nasdaq-100[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	9.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate
Nasdaq-100[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	9.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
Nasdaq-100[1]	Market Index	6 years	See current Rate Sheet Prospectus Supplement	18.0% Cap Rate, 100% Index Participation Rate
Nasdaq-100[1]	Market Index	6 years	See current Rate Sheet Prospectus Supplement	18.0% Cap Rate, 100% Index Participation Rate
Nasdaq-100[1]	Market Index	6 years	See current Rate Sheet Prospectus Supplement	18.0% Cap Rate, 100% Index Participation Rate
Nasdaq-100[1]	Market Index	6 years	See current Rate Sheet Prospectus Supplement	18.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
1.All Indexes are price return indexes and not total return indexes, and therefore do not reflect dividends paid on the securities composing the Index. This will reduce the Index Return and will cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Available, Price Return Index Underperforms [Text Block]	This will reduce the Index Return and will cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Available, Price Return Index Deducts Costs [Text Block]	All Indexes are price return indexes and not total return indexes, and therefore do not reflect dividends paid on the securities composing the Index.
Fixed Option [Line Items]
Fixed Options Available Legend [Text Block]
The following is a list of Fixed Account Options currently available under the Contract. We may change the features of the Fixed Account Options listed below, offer new Fixed Account Options, and terminate existing Fixed Account Options. We will provide you with written notice before doing so. For more information about the Fixed Account Options, please see "Fixed Account" beginning on page 25.

Fixed Options Available [Table Text Block]

Name	Term	Minimum Guaranteed Interest Rate
1-year Fixed Account Option	1 year	2.40%
Performance Lock Holding Account	Until the next Premium Allocation Anniversary following exercise of Performance Lock	2.40%
Subsequent Premium Holding Account	Until the earlier of (i) the next Contract Anniversary or (ii) the Contract's minimum allocation requirements are met	2.40%
Continuation Adjustment Holding Account	Until the next Contract Anniversary	2.40%

Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Basic Death Benefit
Purpose of Benefit [Text Block]
Guarantees your Beneficiaries will receive a benefit at least equal to the greater of your Contract Value or your total Premiums paid reduced for prior withdrawals (including any applicable charges and adjustments) in the same proportion that the Contract Value was reduced on the date of the withdrawal. *For Owners age 81 and older at the time the Contract issued, the basic Death Benefit is equal to the current Contract Value.

Standard Benefit Expense, Maximum [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]	•Withdrawals could significantly reduce the benefit. •Benefit terminates on annuitization.
Benefits Description [Table Text Block]
DEATH BENEFIT

The Contract has a Death Benefit, which is payable during the accumulation phase. Amounts applied to Death Benefit payout options from Index Account Options are subject to an Interim Value adjustment. If you die before moving into the income phase, the Death Benefit equals the greater of:

•your Contract Value on the date we receive all required documentation from your Beneficiary; or

•the total Premium you have paid into the Contract reduced for prior withdrawals (including any applicable charges and adjustments) in the same proportion that the Contract Value was reduced on the date of the withdrawal.*

*For Owners age 81 and older at the time the Contract is issued, the return of premium component of the Death Benefit is unavailable, and the Death Benefit will equal the current Contract Value.

For an example of how your Death Benefit is reduced proportionally for prior withdrawals, assume that your initial Premium is $100,000. After one year, your Contract Value is $95,000, and you take a withdrawal for $9,500. You are withdrawing 10% of your Contract Value ($9,500 / $95,000 = 10%), so the reduction of your Premium for the purposes of determining your Death Benefit will also be 10%, making your premium for purposes of the Death Benefit calculation now $90,000 ($100,000 – ($100,000 * 10%)).

The Death Benefit terminates on the Income Date.

If the Contract is owned by joint Owners, the Death Benefit is due upon the death of the first joint Owner. If the Contract is owned by a legal entity, the Death Benefit is due upon the death of the Annuitant (in the case of joint Annuitants, the Death Benefit is payable upon the death of the first Annuitant).
The Death Benefit is due following our receipt of all required documentation in Good Order. Required documentation includes proof of death, a claim form, and any other documentation we reasonably require. If we have received proof of death and any other required documentation, we will calculate the share of the Death Benefit due to a Beneficiary of record using Contract values established at the close of business on the date we receive from that Beneficiary a claim form with a payment option elected. If we have not received proof of death or any other required documentation, we will calculate the share of the Death Benefit due to a Beneficiary of record using Contract values established at the close of business on the date we receive any remaining required documentation. As a result, based on the timing of a Beneficiary's claim submission, and the performance of the Index, Interim Value adjustments and positive or negative Index Adjustments credited to Index Account Options may cause the calculation of a Beneficiary’s Death Benefit share to differ from the calculation of another Beneficiary’s Death Benefit share. We will pay interest on a Beneficiary’s Death Benefit share as required by law.

If you die before you begin taking income from the Contract, the person you have chosen as your Beneficiary will receive the Death Benefit. If you have a joint Owner, the Death Benefit will be paid when the first joint Owner dies. The surviving joint Owner will be treated as the Beneficiary. Any other Beneficiary designated will be treated as a contingent Beneficiary. Only a spousal Beneficiary has the right to continue the Contract in force upon your death. If we do not receive a claim form and due proof of your death in Good Order from a surviving joint Owner during their lifetime, we will pay the Death Benefit in accordance with the last Beneficiary designation received by us in Good Order before the last joint Owner's death. If no Beneficiary designation is in effect, or the designated Beneficiary(ies) have not survived the Owner, or in the case of jointly owned Contracts, both joint Owners, the Death Benefit shall be paid to the Owner's estate, or in the case of jointly owned Contracts, the estate of the last joint Owner to die.
Payout Options. The Death Benefit can be paid under one of the following payout options:

•single lump-sum payment;

•payment of entire Death Benefit within 5 years of the date of death;

•on non-qualified contracts or for spousal Beneficiaries or Eligible Designated Beneficiaries on qualified contracts, payment of the entire Death Benefit under an income option over the Beneficiary’s lifetime or for a period not extending beyond the Beneficiary’s life expectancy. Any portion of the Death Benefit not applied under an income option within one year of the Owner's death, however, must be paid within five years of the date of the Owner's death on non-qualified contracts; or

•on qualified contracts, payment of the entire Death Benefit under an income option over a period not extending beyond ten (10) years, with distribution beginning within the calendar year following the calendar year of the Owner's death.

Under these payout options, the Beneficiary may also elect to receive additional lump sums at any time. The receipt of any additional lump sums will reduce the future income payments to the Beneficiary.

If the Beneficiary elects to receive the Death Benefit as an income option, the Beneficiary must make that payout option election within 60 days of the date we receive proof of death and payments of the Death Benefit must begin within one year of the date of death. If the Beneficiary chooses to receive some or all of the Death Benefit in a single sum and all the necessary requirements are met, we will pay the Death Benefit within seven days. If your Beneficiary is your spouse, he/she may elect to continue the Contract, at the current Contract Value, in his/her own name. If no payout option is selected, the entire Death Benefit will be paid within 5 years of the Owner’s date of death. For more information, please see “Spousal Continuation Option” below.
Pre-Selected Payout Options. As Owner, you may also make a predetermined selection of the Death Benefit payout option in the event your death occurs before the Income Date. However, at the time of your death, we may modify the Death Benefit option if the Death Benefit you selected exceeds the life expectancy of the Beneficiary. If this Pre-selected Death Benefit Option election is in force at the time of your death, the payment of the Death Benefit may not be postponed, nor can the Contract be continued under any other provisions of this Contract. This restriction applies even if the Beneficiary is your spouse, unless such restriction is prohibited by the Internal Revenue Code. If the Beneficiary does not submit the required documentation for the Death Benefit to us within one year of your death, however, the Death Benefit must be paid, in a single lump sum, within five years of your death.
Spousal Continuation Option. If your spouse is the sole Beneficiary and elects to continue the Contract in his or her own name after your death, pursuant to the Spousal Continuation Option, no Death Benefit will be paid at that time. Moreover, except as described below, we will apply to the Contract a continuation adjustment, which is the amount by which the Death Benefit that would have been payable exceeds the Contract Value. We calculate the continuation adjustment amount using the Contract Value and Death Benefit as of the date we receive completed forms and due proof of death from the Beneficiary of record and the spousal Beneficiary’s written request to continue the Contract (the “Continuation Date”). We will add this amount to the Continuation Adjustment Holding Account. On the next Contract Anniversary, the continuation adjustment, including interest earned on that amount, will be reallocated into a new Index Account Option(s) or 1-year Fixed Account Option, subject to availability requirements, based on the most recent allocation instructions received by us in Good Order, and will begin a new Index Account Option Term or Fixed Account Option Term. For more information on what happens if the elected Index Account Option(s) or Fixed Account Option is unavailable, see "Automatic Reallocation of Index Account Option Value to a New Index Account Option or the Fixed Account" beginning on page 49. See your financial professional for information regarding the availability of the Spousal Continuation Option.

If your spouse continues the Contract in his/her own name under the Spousal Continuation Option, the new Contract Value will be considered the initial Premium for purposes of determining any future Death Benefit under the Contract.

The Spousal Continuation Option is available to elect one time on the Contract. However, if you have elected the Pre-selected Death Benefit Option the Contract cannot be continued under the Spousal Continuation Option, unless preventing continuation would be prohibited by the Internal Revenue Code.

The Spousal Continuation Option is not available in the event of a change from the original Owner or an assignment of the Contract.
Death of Owner On or After the Income Date. On or after the Income Date, if you or a joint Owner die, and are not the Annuitant, any remaining payments under the income option elected will continue at least as rapidly as under the method of distribution in effect at the date of death. If you die, the Beneficiary becomes the Owner. If the joint Owner dies, the surviving joint Owner, if any, will be the designated Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. A contingent Beneficiary is entitled to receive payment only after the Beneficiary dies.
Death of Annuitant. If the Annuitant is not an Owner or joint Owner and dies before the Income Date, you can name a new Annuitant, subject to our underwriting rules. If you do not name a new Annuitant within 30 days of the death of the Annuitant, you will become the Annuitant. However, if the Owner is a legal entity, then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.

If the Annuitant dies on or after the Income Date, any remaining guaranteed payment will be paid to the Beneficiary as provided for in the income option selected. Any life-contingent Income Payments cease on the death of the Annuitant.
Stretch Contracts. The beneficiary of death benefit proceeds from another company’s non-qualified annuity contract or the eligible designated beneficiary (as defined by the Internal Revenue Code and implementing regulations) of death benefit proceeds from another company’s tax-qualified annuity contract or plan, may use the death benefit proceeds to purchase a Contract (“Stretch Contract”) from us. The beneficiary of the prior contract or plan (“Beneficial Owner”) must begin taking distributions or must have begun taking distributions under the prior contract or plan, within one year of the decedent’s death. The distributions must be taken over a period not to exceed the life expectancy of the Beneficial Owner, and the distributions must satisfy the minimum distribution requirements resulting from the decedent’s death as defined by the Internal Revenue Code and implementing regulations. (See “Non-Qualified Contracts – Required Distributions” on page 57.) Upon the Beneficial Owner’s death, under a tax-qualified Stretch Contract, the designated beneficiary must distribute the Contract Value on or before the end of the 10th year after the Beneficial Owner’s death. We will waive Withdrawal Charges on any withdrawal necessary to satisfy the minimum distribution requirements. Withdrawals in excess of the minimum distribution requirements may be taken at any time, subject to applicable Withdrawal Charges.

The rights of Beneficial Owners are limited to those applicable to the distribution of the death benefit proceeds.

Special requirements apply to non-qualified Stretch Contracts. All Premium must be received in the form of a full or partial 1035 exchange of the death benefit proceeds from a non-qualified annuity contract and other forms of Premium payments are not permitted. Joint ownership is not permitted. Please read the Contract and accompanying endorsement carefully for more information about these and other requirements.

Name of Benefit [Text Block]	Basic Death Benefit
Terminal Illness Benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Terminal Illness Benefit/ Extended Care Benefit
Purpose of Benefit [Text Block]
Increases the amount that can be withdrawn from your Contract without a Withdrawal Charge if you experience certain qualifying events such as: (i) diagnosis with an illness that will result in your death within 12 months; or (ii) confinement to a nursing home or hospital for 90 consecutive days.

Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Any applicable Interim Value adjustment still applies. •Physician’s statement required. •Qualifying event must occur after the Contract was issued.
Name of Benefit [Text Block]	Terminal Illness Benefit/ Extended Care Benefit
Extended Care Benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Terminal Illness Benefit/ Extended Care Benefit
Purpose of Benefit [Text Block]
Increases the amount that can be withdrawn from your Contract without a Withdrawal Charge if you experience certain qualifying events such as: (i) diagnosis with an illness that will result in your death within 12 months; or (ii) confinement to a nursing home or hospital for 90 consecutive days.

Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Any applicable Interim Value adjustment still applies. •Physician’s statement required. •Qualifying event must occur after the Contract was issued.
Name of Benefit [Text Block]	Terminal Illness Benefit/ Extended Care Benefit
Performance Lock Benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Performance Lock
Purpose of Benefit [Text Block]
Allows you to transfer full or partial Interim Value from your selected Index Account Option into the Performance Lock Holding Account, where it will earn the declared rate of interest beginning on the Performance Lock Date until the next Premium Allocation Anniversary.

Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]
•Uses the Interim Value calculated at the end of the Business Day after we receive your request. This means you will not be able to determine in advance your "locked in" Index Account Value, and it may be higher or lower than it was on the Business Day we received your request.
•A full Performance Lock ends the Index Account Option Term for the Index Account Option out of which it is transferred, effectively terminating that Index Account Option.
•Once a Performance Lock has been processed, it is irrevocable.
•Partial Performance Locks may only be executed once per Index Account Option per Premium Year.

Benefits Description [Table Text Block]
Performance Lock. You may elect to lock in Interim Value during the Index Account Option Term on all Index Account Options. This feature allows you to transfer either the partial or the full Interim Value from your selected Index Account Option into the Performance Lock Holding Account, where it will earn a declared rate of interest beginning on the Performance Lock Date until the next Premium Allocation Anniversary associated with the Contract Value subject to the Performance Lock. You can view the Interim Value for your Index Account Option(s) as of the end of the previous Business Day in your account on jackson.com or by contacting us via phone at 1-800-599-5651. We use the Interim Value calculated at the end of the Business Day after we receive your request. This means you will not be able to determine in advance your "locked in" Index Account Option Value, and it may be higher or lower than it was on the Business Day we received your Performance Lock request.
You may elect a Performance Lock by submitting an election form or letter of instruction acceptable to us, making an election through your jackson.com account, or via telephone if you have telephone authorization executed on your account. We must receive a manual Performance Lock request in Good Order before the end of the current Business Day in order to execute the Performance Lock on that day. Otherwise, the Performance Lock will be executed on the next Business Day that your request is in Good Order. For requests submitted in writing, we do not consider the request to be received until it arrives at our Jackson of NY Customer Care Center.

You (or your financial professional, if authorized) can request an automatic Performance Lock of the full Interim Value of your elected Index Account Option based on targets you set by making an election through your account on jackson.com, or via telephone if you have telephone authorization executed on your account. You can set upper and/or lower targets for each Index Account Option each term. Please note: setting a target close to the current Interim Value may cause a Performance Lock to occur very quickly. You can change or cancel targets at any time before we perform the Performance Lock. Each Index Account Option’s targets automatically expire on the earlier of the date the Performance Lock is performed, or the last Business Day before the Index Account Option Term Anniversary. You can also override a target by requesting a manual Performance Lock before the target is reached. We determine if a target is reached using the Interim Value determined at the end of the prior Business Day. We then perform the Performance Lock using the Interim Value calculated at the end of the next Business Day, which is the day the Performance Lock is performed. Because your Performance Lock is performed based on the Interim Value calculated 24 hours after your target was reached, it is possible that the Index Return for your Index may decline between the time your target was reached and the time your Performance Lock is performed. Please note: by setting targets in your jackson.com account, you are authorizing us to automatically perform a Performance Lock at the end of the Business Day on the day after your target is reached, unless you cancel the lock. We will send an email notice once the Interim Value for an Index Account Option reaches your selected target. To cancel an automatic Performance Lock after the target is reached, we must receive your request in Good Order before the end of the Business Day on which the lock will be performed. You may submit this request to cancel an automatic Performance Lock through your account on jackson.com, via faxed or emailed letter of instruction, or via telephone (if you have authorized telephone transactions).

For example, assume your Contract Value is $100,000 and 100% is allocated to a 1-year Index Account Option with a Cap crediting method, 10% Buffer Protection Option, and the S&P 500 Index elected. The Cap Rate is 15%, but you and your financial professional agree that a positive Index Adjustment of at least 10% would meet your investment objectives. With that investment objective in mind, you set an automatic Performance Lock target of 10%. In month ten of the 1-year Index Account Option Term, the Interim Value of your Index Account Option has increased 10% from your initial $100,000 investment and Jackson of NY sends an email notification to you, indicating that your automatic Performance Lock will be performed on the following Business Day unless you cancel through your account on jackson.com (or contact Jackson of NY to cancel via faxed or emailed letter of instruction or phone if you have authorized telephone transactions). The Performance Lock is performed, and the full Interim Value of your Index Account Option is transferred to the Performance Lock Holding Account. On the next Premium Allocation Anniversary associated with the Index Account Option that was the subject of the Performance Lock, the funds held in the Performance Lock Holding Account will automatically be reallocated to an identical 1-year Index Account Option with a Cap Crediting Method, 10% Buffer Protection Option, and the S&P 500 Index elected unless other instructions are received prior to the end of the Business Day on your Contract Anniversary. Please note that reallocations into an Index Account Option with the Guaranteed Cap Crediting Method are not permitted. You may only elect the Guaranteed Cap Crediting Method at the time of a new Premium payment. If you have executed a Performance Lock on an Index Account Option with the Guaranteed Cap Crediting Method, on the next Premium Allocation Anniversary following that Performance Lock, we will automatically reallocate you into a comparable Index Account Option with the same Index, and standard (non-guaranteed) Index Adjustment Factors under the Cap Crediting Method unless you provide timely alternate transfer or reallocation instructions.

You (or your financial professional, if authorized) can also set Interim Value target notifications by making an election through your account on jackson.com, or via telephone if you have telephone authorization executed on your account. These Interim Value target notifications function similarly to automatic Performance Lock targets in that you can set upper and/or lower targets for each Index Account Option each term. However, Interim Value target notifications will not trigger an automatic Performance Lock and are for notification purposes only to assist you in tracking the performance of your Index Account Options. You can change or cancel Interim Value target notifications at any time through your account on jackson.com. We will send an email notice once the Interim Value for an Index Account Option reaches your selected target for notification. If you wish you elect a Performance Lock at that time, you must submit a manual Performance Lock request in Good Order to our Jackson of NY Customer Care Center.

A Performance Lock of the full Interim Value for an Index Account Option ends the Index Account Option Term for the Index Account Option out of which it is transferred, effectively terminating that Index Account Option. Only one partial Performance Lock may be executed per Index Account Option per Premium Year. Once a Performance Lock has been processed, it is irrevocable.
On each Premium Allocation Anniversary, any amounts associated with that Premium Allocation Date that are allocated to the Performance Lock Holding Account as part of a Performance Lock, including interest earned on those amounts, will be reallocated into a new Index Account Option identical to the one from which they were originally transferred, subject to availability requirements, unless new allocation instructions have been received by us in Good Order, and will begin a new Index Account Option Term. Please note that reallocations into an Index Account Option with the Guaranteed Cap Crediting Method are not permitted. You may only elect the Guaranteed Cap Crediting Method at the time of a new Premium payment. If you have executed a Performance Lock on an Index Account Option with the Guaranteed Cap Crediting Method, on the next Premium Allocation Anniversary following that Performance Lock, we will automatically reallocate you into a comparable Index Account Option with the same Index, and standard (non-guaranteed) Index Adjustment Factors under the Cap Crediting Method unless you provide timely alternate transfer or reallocation instructions. You may provide reallocation instructions in writing using our Reallocation Form or a Letter of Instruction, through your account on jackson.com, or over the phone if you have authorized telephone transactions. For more information on what happens if the same Index Account Option is unavailable, see "Automatic Reallocation of Index Account Option Value to a New Index Account Option or the Fixed Account" beginning on page 49.

Please see the Statement of Additional Information for examples illustrating Performance Locks.

Name of Benefit [Text Block]	Performance Lock
Withdrawal Charge [Member]
Item 7. Charges and Adjustments [Line Items]
Contract Adjustment, Applicable Transaction [Text Block]	Withdrawal Charge. At any time during the accumulation phase (if and to the extent that Contract Value is sufficient to pay any remaining Withdrawal Charge that remains after a withdrawal)
Contract Adjustment, Manner Determined [Text Block]	you may withdraw the following with no Withdrawal Charge:
•Premium that is no longer subject to a Withdrawal Charge (Premium that has been invested in your annuity for at least six years without being withdrawn),

•Earnings (any Contract Value that is in excess of your Remaining Premium), and

•any Free Withdrawal amount. The Free Withdrawal amount is equal to 10% of Remaining Premium at the beginning of the Contract Year that would otherwise incur a Withdrawal Charge, plus 10% of additional Premium received during that Contract Year, minus earnings. The Free Withdrawal amount may be taken once or through multiple withdrawals throughout the Contract Year. Amounts withdrawn to satisfy required minimum distributions reduce the amount of available Free Withdrawal.

We will deduct a Withdrawal Charge on:

•Withdrawals in excess of the Free Withdrawal amount (the Withdrawal Charge is imposed only on the excess amount above the Free Withdrawal amount),

•Withdrawals under a Contract that exceed its required minimum distribution under the Internal Revenue Code (the entire amount withdrawn to fulfill your withdrawal request, including amounts necessary to pay Withdrawal Charges, will be subject to the Withdrawal Charge),

•The gross amount withdrawn in a total withdrawal, which includes amounts necessary to pay Withdrawal Charges.

For purposes of the Withdrawal Charge, we treat withdrawals as coming first from earnings (which may be withdrawn free of any Withdrawal Charge), and then from the oldest Remaining Premium. If you request a total withdrawal, the Withdrawal Charge is calculated as a percentage of Remaining Premium in the Contract immediately prior to the withdrawal. Please note, any Free Withdrawal taken, like any withdrawal, reduces both Contract Value and Remaining Premium.

The amount of the Withdrawal Charge deducted varies according to the following schedule:

Withdrawal Charge (as a percentage of Remaining Premium):

Contract Years since Receipt of Premium	0	1	2	3	4	5	6+
	8.0%	8.0%	7.0%	6.0%	5.0%	4.0%	0.0%

You may request a partial withdrawal as either a gross amount withdrawal or a net amount withdrawal. Your selection will have an impact on both the amount you receive and the amount of the Withdrawal Charge assessed on your partial withdrawal. In the absence of instruction from you, we will process your withdrawal as a gross amount withdrawal.

If you elect to receive a gross amount withdrawal, your Contract Value will be reduced by your requested withdrawal amount. Any applicable Withdrawal Charges and taxes will be deducted from your requested withdrawal amount and the remaining amount after deductions will be distributed to you. Therefore, you may receive less than the dollar amount you specified in your withdrawal request. If you elect to receive a net amount withdrawal, your Contract Value will be reduced by your requested withdrawal amount plus the amount needed to cover any applicable Withdrawal Charges and taxes withheld. Therefore, you will receive exactly the amount specified in your withdrawal request, but your Contract Value may be reduced by more than the amount of that request. In each case, Withdrawal Charges, if any, will be assessed against the amount by which your Remaining Premium is reduced (excluding any amount for which the Contract expressly provides for waived or no Withdrawal Charges). A partial withdrawal will reduce Remaining Premium by the amount of Premium withdrawn that incurs a Withdrawal Charge (inclusive of the Withdrawal Charge amount).

Note: Withdrawals under a non-qualified Contract will be taxable on an “income first” basis. This means that any withdrawal from a non-qualified Contract that does not exceed the accumulated income under the Contract will be taxable in full. Any withdrawals under a tax-qualified Contract will be taxable except to the extent that they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

We do not assess the Withdrawal Charge on any amounts paid out as:

•income payments during your Contract’s income phase;

•Death Benefits;

•withdrawals necessary to satisfy the required minimum distribution of the Internal Revenue Code (but if the withdrawal requested exceeds the required minimum distribution, then the entire amount withdrawn to fulfill your withdrawal request will be subject to the Withdrawal Charge); or

•withdrawals from the Index Account Options or the Fixed Account (subject to certain exclusions) if you are diagnosed with a terminal illness or need extended hospital or nursing home care as provided in your Contract.

Contract Adjustment, Effect on Value and Benefits [Text Block]	Withdrawal Charges are intended to compensate us for expenses incurred in connection with the promotion, sale, and distribution of the Contracts. We intend to use revenue generated from Withdrawal Charges for any legitimate corporate purpose.
Commutation Fee [Member]
Item 7. Charges and Adjustments [Line Items]
Contract Adjustment, Applicable Transaction [Text Block]	Commutation Fee. If you make a total withdrawal from your Contract after income payments have commenced under options 3 or 4 (see “Income Options”)
Contract Adjustment, Manner Determined [Text Block]	, the amount received will be reduced by (a) minus (b) where:
(a) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at the rate assumed in calculating the initial payment; and
(b) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at a rate no more than 1.00% higher than the rate used in (a).

Contract Adjustment, Effect on Value and Benefits [Text Block]	The Commutation Fee compensates us for administrative costs and expenses associated with commuting the annuity payments and determining the amount to be paid.
Expedited Delivery Charge [Member]
Item 7. Charges and Adjustments [Line Items]
Contract Adjustment, Applicable Transaction [Text Block]	Expedited Delivery Charge. When you request expedited delivery of any withdrawal amounts, there are additional charges assessed for this service.
Contract Adjustment, Manner Determined [Text Block]	We pass the current charges for requested expedited delivery services through to you directly, with no added fees or profits to us. This means these charges are subject to change and are not subject to a maximum. The current charge for standard overnight delivery is $23. The current charge for overnight delivery on Saturday is $38.
Wire Transfer Charge [Member]
Item 7. Charges and Adjustments [Line Items]
Contract Adjustment, Applicable Transaction [Text Block]	Wire Transfer Charge. We pass the current charges for requested wire transfer services through to you directly, with no added fees or profits to us.
Contract Adjustment, Manner Determined [Text Block]	This means these charges are subject to change and are not subject to a maximum. We currently charge $20 for standard wire transfers and $25 for international wire transfers in connection with requested withdrawals.
Premium Taxes [Member]
Item 7. Charges and Adjustments [Line Items]
Contract Adjustment, Applicable Transaction [Text Block]	Premium Taxes. Some states and other governmental entities charge Premium taxes or other similar taxes. We pay these taxes and may make a deduction from your Contract Values for them.
Contract Adjustment, Manner Determined [Text Block]	Premium taxes generally range from 0% to 3.5%.
Contract Adjustment, Effect on Value and Benefits [Text Block]	Premium tax is currently not charged back to the Contract, however, the Company reserves the right to deduct any amounts advanced to pay taxes from the Contract Value.
Cap Crediting Method [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology [Text Block]
Cap Crediting Method. When you elect a Cap Crediting Method as part of an Index Account Option, if the performance of the Index you elect is positive at the end of your Index Account Option Term, your Index Account Option Value will be credited with a positive Index Adjustment equal to the Index Return multiplied by the Index Participation Rate, limited by the Cap Rate. The maximum amount of Index Adjustment that will be credited to your Index Account Option Value when your Index Return is positive as of the Index Account Option Term Anniversary will be limited by the elected Cap.

There are two rates associated with the Cap Crediting Method: The Cap, or "Cap Rate", and the Index Participation Rate. The Cap Rate is the maximum amount of Index Adjustment that will be credited to an Index Account Option at the end of each Index Account Option Term, expressed as a percentage. The Index Participation Rate ("IPR") is the percentage applied to any positive Index Return in calculating the amount of Index Adjustment to be credited at the end of the Index Account Option Term. The Cap Rate and IPR are declared at the beginning of the Index Account Option Term and will not change during the Index Account Option Term. The Cap Rate and IPR for a particular Index Account Option Term may be higher or lower than the Cap Rate and IPR for previous or future Index Account Option Terms. In no event will an available Cap Rate be lower than 18% for a 6-year Index Account Option Term, 9% for a 3-year Index Account Option Term, or 3% for a 1-year Index Account Option Term. In no event will an available Index Participation Rate be lower than 100%. Because the Index Participation Rate is guaranteed to be at least 100%, it will never serve to reduce an Index Adjustment. Current rates are posted online at Jackson.com/RatesJMLP4NY, which is incorporated by reference into this prospectus. The rates for Contract Value reallocations at the end of an Index Account Option Term are posted at least 30 days before the end of any Index Account Option Term. At least 30 days prior to any Index Account Option Term Anniversary, we will send you written notice reminding you of how you may obtain the rates for the next Index Account Option Term.

The Cap Crediting Method is currently available with a Buffer, and with your choice of 1-year, 3-year, or 6-year Index Account Option Terms. The Cap Rate for the 3-year and 6-year terms would be lower if measured on an annual basis. For Index Account Option Terms longer than one year, the Buffer for that term is a total Buffer for the duration of that Index Account Option Term. The following example will illustrate how the Cap Crediting Method operates with the Buffer Protection Option. The example assumes a 10% Cap Rate and a 10% Buffer. The Index Participation Rate is indicated in the example. The example assumes no withdrawals.
Cap with Buffer.
When you elect the Cap Crediting Method with Buffer Protection Option, you are partially protected from downside loss, and any positive Index Adjustment will equal Index Return multiplied by the Index Participation Rate up to the stated Cap. Here are some examples of how an Index Participation Rate, Cap and Buffer work in combination on the Index Account Option Term Anniversary where the Index Participation Rate is 110%:
Scenario 1: The Index Return is 20%. After multiplying the positive Index Return by the Index Participation Rate of 110%, the Adjusted Index Return is 22%. Due to the 10% Cap, the Index Adjustment credited to your Index Account Option Value will be 10%.
Scenario 2: The Index Return is 6%. After multiplying the positive Index Return by the Index Participation Rate of 110%, the Adjusted Index Return is 6.60%. Since the Index has not out-performed the 10% Cap, the Index Adjustment credited to your Index Account Option Value is equal to the Adjusted Index Return, which is 6.60%.
Scenario 3: The Index Return is -8%. Since the Index Return was less than the -10% Buffer, your Index Account Option Value was fully protected and experienced no loss.
Scenario 4: The Index Return is -12%. Since the Index Return exceeded the -10% Buffer, your Index Account Option Value was partially protected from the negative performance, but still experienced a -2% loss.
For examples illustrating the Cap and Buffer in connection with an Interim Value adjustment in different market conditions where single or multiple partial withdrawals are taken in the middle of an Index Account Option Term, please see the Statement of Additional Information.
Cap Crediting Method, With Buffer [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology Example [Text Block]
Scenario 1: The Index Return is 20%. After multiplying the positive Index Return by the Index Participation Rate of 110%, the Adjusted Index Return is 22%. Due to the 10% Cap, the Index Adjustment credited to your Index Account Option Value will be 10%.
Scenario 2: The Index Return is 6%. After multiplying the positive Index Return by the Index Participation Rate of 110%, the Adjusted Index Return is 6.60%. Since the Index has not out-performed the 10% Cap, the Index Adjustment credited to your Index Account Option Value is equal to the Adjusted Index Return, which is 6.60%.
Scenario 3: The Index Return is -8%. Since the Index Return was less than the -10% Buffer, your Index Account Option Value was fully protected and experienced no loss.
Scenario 4: The Index Return is -12%. Since the Index Return exceeded the -10% Buffer, your Index Account Option Value was partially protected from the negative performance, but still experienced a -2% loss.
For examples illustrating the Cap and Buffer in connection with an Interim Value adjustment in different market conditions where single or multiple partial withdrawals are taken in the middle of an Index Account Option Term, please see the Statement of Additional Information.
Index-Linked Option Details, Crediting Methodology Example Legend [Text Block]	Here are some examples of how an Index Participation Rate, Cap and Buffer work in combination on the Index Account Option Term Anniversary where the Index Participation Rate is 110%:
Guaranteed Cap Crediting Method [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology [Text Block]
Guaranteed Cap Crediting Method. The Guaranteed Cap Crediting Method functions the same as the Cap Crediting Method in that when you elect a Guaranteed Cap Crediting Method as part of an Index Account Option, if the performance of the Index you elect is positive at the end of your Index Account Option Term, your Index Account Option Value will be credited with a positive Index Adjustment equal to the Index Return multiplied by the Guaranteed Index Participation Rate, limited by the Guaranteed Cap Rate. The maximum amount of Index Adjustment that will be credited to your Index Account Option Value when your Index Return is positive as of the Index Account Option Term Anniversary will be limited by the elected Guaranteed Cap.
Like the Cap Crediting Method, there are two rates associated with the Guaranteed Cap Crediting Method: The Guaranteed Cap, or "Guaranteed Cap Rate", and the Guaranteed Index Participation Rate. The Guaranteed Cap Rate is the maximum amount of Index Adjustment that will be credited to an Index Account Option at the end of each Index Account Option Term, expressed as a percentage. The Guaranteed Index Participation Rate ("GIPR") is the percentage applied to any positive Index Return in calculating the amount of Index Adjustment to be credited at the end of the Index Account Option Term.

The Guaranteed Cap Crediting Method differs from the Cap Crediting Method in how the Guaranteed Cap Rate and GIPR are set and the duration during which they are guaranteed not to change. The Guaranteed Cap Rate and GIPR are declared at the beginning of the initial Index Account Option Term and will not change during the Guarantee Period. This means that the Guaranteed Cap Rate and GIPR for a particular Index Account Option Term during the Guarantee Period will always be the same as the Guaranteed Cap Rate and GIPR for the initial Index Account Option Term. In no event will an available Guaranteed Cap Rate be lower than 15% for a 3-year Index Account Option Term, or 5% for a 1-year Index Account Option Term. In no event will an available Guaranteed Index Participation Rate be lower than 100%. Because the Guaranteed Index Participation Rate is guaranteed to be at least 100%, it will never serve to reduce an Index Adjustment. Current rates are posted online at Jackson.com/RatesJMLP4NY, which is incorporated by reference into this prospectus. The rates for Contract Value reallocations at the end of an Index Account Option Term are posted at least 30 days before the end of the Index Account Option Term. At least 30 days prior to that Index Account Option Term Anniversary, we will send you written notice reminding you of how you may obtain the rates for the available Contract Options. The Guaranteed Cap Crediting Method can only be elected at the time you make a Premium payment into the Contract and cannot be re-elected for subsequent Guarantee Periods. Once Index Account Option Value is removed from an Index Account Option with a Guaranteed Cap Crediting Method, it cannot be reallocated into a new or existing Guaranteed Cap Crediting Method.

The Guaranteed Cap Crediting Method is currently available with a 10% Buffer, and with your choice of 1-year or 3-year Index Account Option Terms. The Guaranteed Cap Rate for the 3-year term would be lower if measured on an annual basis. For Index Account Option Terms longer than one year, the Buffer for that term is a total Buffer for the duration of that Index Account Option Term. The following example will illustrate how the Guaranteed Cap Crediting Method operates with the Buffer Protection Option. The example assumes a 10% Cap Rate and a 10% Buffer. The Index Participation Rate is indicated in the example. The example assumes no withdrawals.

Guaranteed Cap with Buffer.
When you elect the Guaranteed Cap Crediting Method with Buffer Protection Option, you are partially protected from downside loss, and any positive Index Adjustment will equal Index Return multiplied by the Guaranteed Index Participation Rate up to the stated Guaranteed Cap. Here are some examples of how a Guaranteed Index Participation Rate, Guaranteed Cap
and Buffer work in combination on the Index Account Option Term Anniversary where the Guaranteed Index Participation Rate is 110%:
Scenario 1: The Index Return is 20%. After multiplying the positive Index Return by the Guaranteed Index Participation Rate of 110%, the Adjusted Index Return is 22%. Due to the 10% Guaranteed Cap, the Index Adjustment credited to your Index Account Option Value will be 10%.

Scenario 2: The Index Return is 6%. After multiplying the positive Index Return by the Guaranteed Index Participation Rate of 110%, the Adjusted Index Return is 6.60%. Since the Index has not out-performed the 10% Guaranteed Cap, the Index Adjustment credited to your Index Account Option Value is equal to the Adjusted Index Return, which is 6.60%.

Scenario 3: The Index Return is -8%. Since the Index Return was less than the -10% Buffer, your Index Account Option Value was fully protected and experienced no loss.

Scenario 4: The Index Return is -12%. Since the Index Return exceeded the -10% Buffer, your Index Account Option Value was partially protected from the negative performance, but still experienced a -2% loss.

For examples illustrating the Guaranteed Cap and Buffer in connection with an Interim Value adjustment in different market conditions where single or multiple partial withdrawals are taken in the middle of an Index Account Option Term, please see the Statement of Additional Information.

Guaranteed Cap Crediting Method, With Buffer [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology Example [Text Block]
Scenario 1: The Index Return is 20%. After multiplying the positive Index Return by the Guaranteed Index Participation Rate of 110%, the Adjusted Index Return is 22%. Due to the 10% Guaranteed Cap, the Index Adjustment credited to your Index Account Option Value will be 10%.

Scenario 2: The Index Return is 6%. After multiplying the positive Index Return by the Guaranteed Index Participation Rate of 110%, the Adjusted Index Return is 6.60%. Since the Index has not out-performed the 10% Guaranteed Cap, the Index Adjustment credited to your Index Account Option Value is equal to the Adjusted Index Return, which is 6.60%.

Scenario 3: The Index Return is -8%. Since the Index Return was less than the -10% Buffer, your Index Account Option Value was fully protected and experienced no loss.

Scenario 4: The Index Return is -12%. Since the Index Return exceeded the -10% Buffer, your Index Account Option Value was partially protected from the negative performance, but still experienced a -2% loss.

Index-Linked Option Details, Crediting Methodology Example Legend [Text Block]	Here are some examples of how a Guaranteed Index Participation Rate, Guaranteed Cap
and Buffer work in combination on the Index Account Option Term Anniversary where the Guaranteed Index Participation Rate is 110%:

Performance Trigger Crediting Method [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology [Text Block]
Performance Trigger Crediting Method. When you elect a Performance Trigger Crediting Method, if the performance of the Index you elect is zero or positive at the end of your Index Account Option Term, your Index Account Option Value will be credited with a positive Index Adjustment equal to the Performance Trigger Rate. The Performance Trigger Rate is the amount of Index Adjustment that could be credited to an Index Account Option at the end of each Index Account Option Term, expressed as a percentage. The Performance Trigger Rate is declared at the beginning of the Index Account Option Term and will not change during the Index Account Option Term. The Performance Trigger Rate for a particular Index Account Option Term may be higher or lower than the Performance Trigger Rate for previous or future Index Account Option Terms. In no event will an available Performance Trigger Rate be lower than 3%. Current rates are posted online at Jackson.com/RatesJMLP4NY, which is incorporated by reference into this prospectus. The rates for Contract Value reallocations at the end of an Index Account Option Term are posted at least 30 days before the end of any Index Account Option Term. At least 30 days prior to any Index Account Option Term Anniversary, we will send you written notice reminding you of how you may obtain the rates for the next Index Account Option Term.

The Performance Trigger Crediting Method is currently available for renewable one year Index Account Option Terms, with a Buffer Protection Option. The following example will illustrate how the Performance Trigger Crediting Method operates with the Buffer Protection Option. The Example assumes a 5% Performance Trigger Rate and a 10% Buffer. The example assumes no withdrawals.
Performance Trigger with Buffer.

When you elect the Performance Trigger Crediting Method with Buffer Protection Option, you are partially protected from downside loss, and any positive Index Adjustment will be equal to the stated Performance Trigger Rate. If market performance is zero or positive over the end of the Index Account Option Term, the full Index Adjustment will equal the Performance Trigger Rate, regardless of how much the Index increased. Here are some examples of how the Performance Trigger rate and Buffer work in combination on the Index Account Option Term Anniversary:
Scenario 1: The Index Return is 12%. Since the market was positive, the Index Adjustment credited to your Index Account Option Value will equal the Performance Trigger Rate of 5%.
Scenario 2: The Index Return is 2%. Since the market was positive, the Index Adjustment credited to your Index Account Option Value will equal the Performance Trigger Rate of 5%.
Scenario 3: The Index Return is -8%. Since the Index Return was less than the -10% Buffer, your Index Account Option Value was protected and experienced no loss.
Scenario 4: The Index Return is -12%. Since the Index Return exceeded the -10% Buffer, your Index Account Option Value was partially protected from the negative performance, but still experienced a -2% loss.

For examples illustrating a Performance Trigger Rate and Buffer in connection with an Interim Value adjustment in different market conditions where single or multiple partial withdrawals are taken in the middle of an Index Account Option Term, please see the Statement of Additional Information.

Performance Trigger Crediting Method, With Buffer [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology Example Legend [Text Block]	Here are some examples of how the Performance Trigger rate and Buffer work in combination on the Index Account Option Term Anniversary:
Performance Trigger Crediting Method, With Floor [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology Example [Text Block]
Scenario 1: The Index Return is 12%. Since the market was positive, the Index Adjustment credited to your Index Account Option Value will equal the Performance Trigger Rate of 5%.
Scenario 2: The Index Return is 2%. Since the market was positive, the Index Adjustment credited to your Index Account Option Value will equal the Performance Trigger Rate of 5%.
Scenario 3: The Index Return is -8%. Since the Index Return was less than the -10% Buffer, your Index Account Option Value was protected and experienced no loss.
Scenario 4: The Index Return is -12%. Since the Index Return exceeded the -10% Buffer, your Index Account Option Value was partially protected from the negative performance, but still experienced a -2% loss.

Performance Boost Crediting Method [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology [Text Block]
Performance Boost Crediting Method. The Performance Boost Crediting Method is only available with the Buffer Protection Option. When you elect a Performance Boost Crediting Method, if the performance of the Index you elect is positive, zero or negative but not equal to or in excess of the Buffer at the end of your Index Account Option Term, your Index Account Option Value will be credited with a positive Index Adjustment equal to Index Return plus the Performance Boost Rate, limited by the Performance Boost Cap Rate. If the performance of the Index you elect is negative but equal to the Buffer at the end of your Index Account Option Term, your Index Account Option Value will be credited with an Index Adjustment equal to zero. If the performance of the Index you elect is negative in excess of the Buffer at the end of your Index Account Option Term, you will be credited with a negative Index Adjustment equal to the amount that the negative Index Return exceeds the Buffer.

There are two rates associated with the Performance Boost Crediting Method: the Performance Boost Rate, and the Performance Boost Cap Rate. The Performance Boost Rate is used to boost your Index Adjustment to a value higher than Index Return, and is equal to the Buffer percentage. The Performance Boost Cap Rate limits the amount of positive Index Adjustment you can receive, and is the maximum amount of Index Adjustment that could be credited to an Index Account Option at the end of each Index Account Option Term, expressed as a percentage. Both the Performance Boost Rate and the Performance Boost Cap Rate are declared at the beginning of the Index Account Option Term and will not change during the Index Account Option Term. The Performance Boost Rate and the Performance Boost Cap Rate for a particular Index Account Option Term may be higher or lower than the Performance Boost Rate and Performance Boost Cap Rate for previous or future Index Account Option Terms. In no event will an available Performance Boost Rate be lower than 10% or an available Performance Boost Cap Rate be lower than 5% for a 1-year Term, 15% for a 3-year Term, or 30% for a 6-year Term. Current rates are posted online at Jackson.com/RatesJMLP4NY, which is incorporated by reference into this prospectus. The rates for Contract Value reallocations at the end of an Index Account Option Term are posted at least 30 days before the end of any Index Account Option Term. At least 30 days prior to any Index Account Option Term Anniversary, we will send you written notice reminding you of how you may obtain the rates for the next Index Account Option Term.

The Performance Boost Crediting Method is available for renewable one-year, three-year, and six-year Index Account Option Terms with the Buffer Protection Option only. The following examples will illustrate how the Performance Boost Crediting Method operates with the Buffer Protection Option. The Example assumes a 10% Performance Boost Rate, a 10% Performance Boost Cap Rate and a 10% Buffer. The example assumes no withdrawals.

Performance Boost with Buffer.
When you elect the Performance Boost Crediting Method with Buffer Protection Option, you are partially protected from downside loss, and any positive Index Adjustment may be limited by the Performance Boost Cap Rate. If the market is positive, zero or negative but not in excess of the Buffer, you will receive an Index Adjustment equal to Index Return plus the Performance Boost Rate. If the Index Return is negative in excess of the Buffer, you will receive a negative Index Adjustment equal to the amount that negative Index Return exceeds the Buffer. If the Index Return is negative but equal to the Buffer, your
Index Adjustment will be zero. Here are some examples of how the Performance Boost Rate, Performance Boost Cap Rate, and Buffer work in combination on the Index Account Option Term Anniversary:
Scenario 1: The Index Return is 14%. Due to the 10% Performance Boost Cap Rate, the Index Adjustment will be 10%.
Scenario 2: The Index Return is 4%. The Index Adjustment credited to your Index Account Option Value will equal the 4% Index Return plus the 10% Performance Boost Rate (the Buffer percentage) up to the Performance Boost Cap Rate of 10%. In this case, the Index Adjustment will be 10%.

Scenario 3: The Index Return is -3%. The Index Adjustment credited to your Index Account Option Value will equal the -3% Index Return plus the 10% Performance Boost Rate (the Buffer percentage) up to the Performance Boost Cap Rate of 10%. In this case, the Index Adjustment will be 7%.

Scenario 4: The Index Return is -12%. Since the negative Index Return exceeded the -10% Buffer, your Index Account Option Value was partially protected from the negative return, but still experienced a -2% loss.

Scenario 5: The Index Return is -10%. The Index Adjustment credited to your Index Account Option Value will equal the -10% Index Return plus the 10% Performance Boost Rate (the Buffer percentage). In this case, the Index Adjustment will be 0%.

For examples illustrating a Performance Boost Rate, Performance Boost Cap Rate, and Buffer in connection with an Interim Value adjustment in different market conditions where single or multiple partial withdrawals are taken in the middle of an Index Account Option Term, please see the Statement of Additional Information.

Index-Linked Option Details, Crediting Methodology Example [Text Block]
Scenario 1: The Index Return is 14%. Due to the 10% Performance Boost Cap Rate, the Index Adjustment will be 10%.
Scenario 2: The Index Return is 4%. The Index Adjustment credited to your Index Account Option Value will equal the 4% Index Return plus the 10% Performance Boost Rate (the Buffer percentage) up to the Performance Boost Cap Rate of 10%. In this case, the Index Adjustment will be 10%.

Scenario 3: The Index Return is -3%. The Index Adjustment credited to your Index Account Option Value will equal the -3% Index Return plus the 10% Performance Boost Rate (the Buffer percentage) up to the Performance Boost Cap Rate of 10%. In this case, the Index Adjustment will be 7%.

Scenario 4: The Index Return is -12%. Since the negative Index Return exceeded the -10% Buffer, your Index Account Option Value was partially protected from the negative return, but still experienced a -2% loss.
Scenario 5: The Index Return is -10%. The Index Adjustment credited to your Index Account Option Value will equal the -10% Index Return plus the 10% Performance Boost Rate (the Buffer percentage). In this case, the Index Adjustment will be 0%.
Index-Linked Option Details, Crediting Methodology Example Legend [Text Block]	Here are some examples of how the Performance Boost Rate, Performance Boost Cap Rate, and Buffer work in combination on the Index Account Option Term Anniversary:
S&P 500, Market Index, P1Y, 3.0% Cap Rate, 100% Index Participation Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 5001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	3.0% Cap Rate, 100% Index Participation Rate
S&P 500, Market Index, P1Y, 3.0% Cap Rate, 100% Index Participation Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 5001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	3.0% Cap Rate, 100% Index Participation Rate
S&P 500, Market Index, P1Y, 3.0% Cap Rate, 100% Index Participation Rate 3 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 5001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	3.0% Cap Rate, 100% Index Participation Rate
S&P 500, Market Index, P1Y, 3.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 5001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	3.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate
S&P 500, Market Index, P1Y, 3.0% Performance Trigger Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 5001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	3.0% Performance Trigger Rate
S&P 500, Market Index, P1Y, 3.0% Performance Trigger Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 5001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	3.0% Performance Trigger Rate
S&P 500, Market Index, P1Y, 3.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 5001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	3.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
S&P 500, Market Index, P3Y, 9.0% Cap Rate, 100% Index Participation Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 5001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	9.0% Cap Rate, 100% Index Participation Rate
S&P 500, Market Index, P3Y, 9.0% Cap Rate, 100% Index Participation Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 5001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	9.0% Cap Rate, 100% Index Participation Rate
S&P 500, Market Index, P3Y, 9.0% Cap Rate, 100% Index Participation Rate 3 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 5001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	9.0% Cap Rate, 100% Index Participation Rate
S&P 500, Market Index, P3Y, 9.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 5001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	9.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate
S&P 500, Market Index, P3Y, 9.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 5001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	9.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
S&P 500, Market Index, P6Y, 18.0% Cap Rate, 100% Index Participation Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 5001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	18.0% Cap Rate, 100% Index Participation Rate
S&P 500, Market Index, P6Y, 18.0% Cap Rate, 100% Index Participation Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 5001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	18.0% Cap Rate, 100% Index Participation Rate
S&P 500, Market Index, P6Y, 18.0% Cap Rate, 100% Index Participation Rate 3 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 5001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	18.0% Cap Rate, 100% Index Participation Rate
S&P 500, Market Index, P6Y, 18.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 5001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	18.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
Dow Jones Industrial Average, Market Index, P1Y, 3.0% Cap Rate, 100% Index Participation Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Dow Jones Industrial Average1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	3.0% Cap Rate, 100% Index Participation Rate
Dow Jones Industrial Average, Market Index, P1Y, 3.0% Cap Rate, 100% Index Participation Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Dow Jones Industrial Average1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	3.0% Cap Rate, 100% Index Participation Rate
Dow Jones Industrial Average, Market Index, P1Y, 3.0% Cap Rate, 100% Index Participation Rate 3 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Dow Jones Industrial Average1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	3.0% Cap Rate, 100% Index Participation Rate
Dow Jones Industrial Average, Market Index, P1Y, 3.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Dow Jones Industrial Average1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	3.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate
Dow Jones Industrial Average, Market Index, P1Y, 3.0% Performance Trigger Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Dow Jones Industrial Average1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	3.0% Performance Trigger Rate
Dow Jones Industrial Average, Market Index, P1Y, 3.0% Performance Trigger Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Dow Jones Industrial Average1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	3.0% Performance Trigger Rate
Dow Jones Industrial Average, Market Index, P1Y, 3.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Dow Jones Industrial Average1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	3.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
Dow Jones Industrial Average, Market Index, P3Y, 9.0% Cap Rate, 100% Index Participation Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Dow Jones Industrial Average1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	9.0% Cap Rate, 100% Index Participation Rate
Dow Jones Industrial Average, Market Index, P3Y, 9.0% Cap Rate, 100% Index Participation Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Dow Jones Industrial Average1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	9.0% Cap Rate, 100% Index Participation Rate
Dow Jones Industrial Average, Market Index, P3Y, 9.0% Cap Rate, 100% Index Participation Rate 3 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Dow Jones Industrial Average1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	9.0% Cap Rate, 100% Index Participation Rate
Dow Jones Industrial Average, Market Index, P3Y, 9.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Dow Jones Industrial Average1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	9.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate
Dow Jones Industrial Average, Market Index, P3Y, 9.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Dow Jones Industrial Average1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	9.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
Dow Jones Industrial Average, Market Index, P6Y, 18.0% Cap Rate, 100% Index Participation Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Dow Jones Industrial Average1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	18.0% Cap Rate, 100% Index Participation Rate
Dow Jones Industrial Average, Market Index, P6Y, 18.0% Cap Rate, 100% Index Participation Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Dow Jones Industrial Average1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	18.0% Cap Rate, 100% Index Participation Rate
Dow Jones Industrial Average, Market Index, P6Y, 18.0% Cap Rate, 100% Index Participation Rate 3 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Dow Jones Industrial Average1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	18.0% Cap Rate, 100% Index Participation Rate
Dow Jones Industrial Average, Market Index, P6Y, 18.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Dow Jones Industrial Average1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	18.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
Russell 2000, Market Index, P1Y, 3.0% Cap Rate, 100% Index Participation Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Russell 20001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	3.0% Cap Rate, 100% Index Participation Rate
Russell 2000, Market Index, P1Y, 3.0% Cap Rate, 100% Index Participation Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Russell 20001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	3.0% Cap Rate, 100% Index Participation Rate
Russell 2000, Market Index, P1Y, 3.0% Cap Rate, 100% Index Participation Rate 3 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Russell 20001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	3.0% Cap Rate, 100% Index Participation Rate
Russell 2000, Market Index, P1Y, 3.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Russell 20001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	3.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate
Russell 2000, Market Index, P1Y, 3.0% Performance Trigger Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Russell 20001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	3.0% Performance Trigger Rate
Russell 2000, Market Index, P1Y, 3.0% Performance Trigger Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Russell 20001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	3.0% Performance Trigger Rate
Russell 2000, Market Index, P1Y, 3.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Russell 20001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	3.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
Russell 2000, Market Index, P3Y, 9.0% Cap Rate, 100% Index Participation Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Russell 20001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	9.0% Cap Rate, 100% Index Participation Rate
Russell 2000, Market Index, P3Y, 9.0% Cap Rate, 100% Index Participation Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Russell 20001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	9.0% Cap Rate, 100% Index Participation Rate
Russell 2000, Market Index, P3Y, 9.0% Cap Rate, 100% Index Participation Rate 3 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Russell 20001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	9.0% Cap Rate, 100% Index Participation Rate
Russell 2000, Market Index, P3Y, 9.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Russell 20001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	9.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate
Russell 2000, Market Index, P3Y, 9.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Russell 20001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	9.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
Russell 2000, Market Index, P6Y, 18.0% Cap Rate, 100% Index Participation Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Russell 20001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	18.0% Cap Rate, 100% Index Participation Rate
Russell 2000, Market Index, P6Y, 18.0% Cap Rate, 100% Index Participation Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Russell 20001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	18.0% Cap Rate, 100% Index Participation Rate
Russell 2000, Market Index, P6Y, 18.0% Cap Rate, 100% Index Participation Rate 3 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Russell 20001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	18.0% Cap Rate, 100% Index Participation Rate
Russell 2000, Market Index, P6Y, 18.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Russell 20001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	18.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
MSCI EAFE, Market Index, P1Y, 3.0% Cap Rate, 100% Index Participation Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI EAFE1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	3.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE, Market Index, P1Y, 3.0% Cap Rate, 100% Index Participation Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI EAFE1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	3.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE, Market Index, P1Y, 3.0% Cap Rate, 100% Index Participation Rate 3 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI EAFE1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	3.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE, Market Index, P1Y, 3.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI EAFE1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	3.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate
MSCI EAFE, Market Index, P1Y, 3.0% Performance Trigger Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI EAFE1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	3.0% Performance Trigger Rate
MSCI EAFE, Market Index, P1Y, 3.0% Performance Trigger Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI EAFE1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	3.0% Performance Trigger Rate
MSCI EAFE, Market Index, P1Y, 3.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI EAFE1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	3.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
MSCI EAFE, Market Index, P3Y, 9.0% Cap Rate, 100% Index Participation Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI EAFE1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	9.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE, Market Index, P3Y, 9.0% Cap Rate, 100% Index Participation Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI EAFE1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	9.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE, Market Index, P3Y, 9.0% Cap Rate, 100% Index Participation Rate 3 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI EAFE1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	9.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE, Market Index, P3Y, 9.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI EAFE1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	9.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate
MSCI EAFE, Market Index, P3Y, 9.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI EAFE1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	9.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
MSCI EAFE, Market Index, P6Y, 18.0% Cap Rate, 100% Index Participation Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI EAFE1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	18.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE, Market Index, P6Y, 18.0% Cap Rate, 100% Index Participation Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI EAFE1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	18.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE, Market Index, P6Y, 18.0% Cap Rate, 100% Index Participation Rate 3 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI EAFE1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	18.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE, Market Index, P6Y, 18.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI EAFE1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	18.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
MSCI Emerging Markets, Market Index, P1Y, 3.0% Cap Rate, 100% Index Participation Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI Emerging Markets1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	3.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets, Market Index, P1Y, 3.0% Cap Rate, 100% Index Participation Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI Emerging Markets1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	3.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets, Market Index, P1Y, 3.0% Cap Rate, 100% Index Participation Rate 3 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI Emerging Markets1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	3.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets, Market Index, P1Y, 3.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI Emerging Markets1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	3.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate
MSCI Emerging Markets, Market Index, P1Y, 3.0% Performance Trigger Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI Emerging Markets1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	3.0% Performance Trigger Rate
MSCI Emerging Markets, Market Index, P1Y, 3.0% Performance Trigger Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI Emerging Markets1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	3.0% Performance Trigger Rate
MSCI Emerging Markets, Market Index, P1Y, 3.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI Emerging Markets1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	3.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
MSCI Emerging Markets, Market Index, P3Y, 9.0% Cap Rate, 100% Index Participation Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI Emerging Markets1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	9.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets, Market Index, P3Y, 9.0% Cap Rate, 100% Index Participation Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI Emerging Markets1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	9.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets, Market Index, P3Y, 9.0% Cap Rate, 100% Index Participation Rate 3 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI Emerging Markets1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	9.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets, Market Index, P3Y, 9.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI Emerging Markets1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	9.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate
MSCI Emerging Markets, Market Index, P3Y, 9.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI Emerging Markets1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	9.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
MSCI Emerging Markets, Market Index, P6Y, 18.0% Cap Rate, 100% Index Participation Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI Emerging Markets1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	18.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets, Market Index, P6Y, 18.0% Cap Rate, 100% Index Participation Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI Emerging Markets1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	18.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets, Market Index, P6Y, 18.0% Cap Rate, 100% Index Participation Rate 3 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI Emerging Markets1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	18.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets, Market Index, P6Y, 18.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI Emerging Markets1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	18.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
Nasdaq-100, Market Index, P1Y, 3.0% Cap Rate, 100% Index Participation Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Nasdaq-1001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	3.0% Cap Rate, 100% Index Participation Rate
Nasdaq-100, Market Index, P1Y, 3.0% Cap Rate, 100% Index Participation Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Nasdaq-1001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	3.0% Cap Rate, 100% Index Participation Rate
Nasdaq-100, Market Index, P1Y, 3.0% Cap Rate, 100% Index Participation Rate 3 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Nasdaq-1001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	3.0% Cap Rate, 100% Index Participation Rate
Nasdaq-100, Market Index, P1Y, 3.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Nasdaq-1001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	3.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate
Nasdaq-100, Market Index, P1Y, 3.0% Performance Trigger Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Nasdaq-1001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	3.0% Performance Trigger Rate
Nasdaq-100, Market Index, P1Y, 3.0% Performance Trigger Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Nasdaq-1001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	3.0% Performance Trigger Rate
Nasdaq-100, Market Index, P1Y, 3.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Nasdaq-1001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	3.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
Nasdaq-100, Market Index, P3Y, 9.0% Cap Rate, 100% Index Participation Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Nasdaq-1001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	9.0% Cap Rate, 100% Index Participation Rate
Nasdaq-100, Market Index, P3Y, 9.0% Cap Rate, 100% Index Participation Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Nasdaq-1001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	9.0% Cap Rate, 100% Index Participation Rate
Nasdaq-100, Market Index, P3Y, 9.0% Cap Rate, 100% Index Participation Rate 3 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Nasdaq-1001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	9.0% Cap Rate, 100% Index Participation Rate
Nasdaq-100, Market Index, P3Y, 9.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Nasdaq-1001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	9.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate
Nasdaq-100, Market Index, P3Y, 9.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Nasdaq-1001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	9.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
Nasdaq-100, Market Index, P6Y, 18.0% Cap Rate, 100% Index Participation Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Nasdaq-1001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	18.0% Cap Rate, 100% Index Participation Rate
Nasdaq-100, Market Index, P6Y, 18.0% Cap Rate, 100% Index Participation Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Nasdaq-1001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	18.0% Cap Rate, 100% Index Participation Rate
Nasdaq-100, Market Index, P6Y, 18.0% Cap Rate, 100% Index Participation Rate 3 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Nasdaq-1001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	18.0% Cap Rate, 100% Index Participation Rate
Nasdaq-100, Market Index, P6Y, 18.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Nasdaq-1001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	18.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate
1-year Fixed Account Option [Member]
Fixed Option [Line Items]
Fixed Option Available, Name	1-year Fixed Account Option
Fixed Option Available, Term	1 year
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	2.40%
Performance Lock Holding Account [Member]
Fixed Option [Line Items]
Fixed Option Available, Name	Performance Lock Holding Account
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	2.40%
Subsequent Premium Holding Account [Member]
Fixed Option [Line Items]
Fixed Option Available, Name	Subsequent Premium Holding Account
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	2.40%
Continuation Adjustment Holding Account [Member]
Fixed Option [Line Items]
Fixed Option Available, Name	Continuation Adjustment Holding Account
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	2.40%
Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
Yes. You can lose money by investing in this Contract. You could experience up to a 90% loss due to poor Index performance after taking into account the current limits on Index loss provided under the Contract. Protection Option rates could change in the future. Available Buffer Protection Options will always be at least 10%.

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Risk of Loss. An investment in an index-linked annuity is subject to the risk of loss. You may lose money, including the loss of principal.
Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
No. This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. Withdrawals could result in significant reductions to Contract Value, the Death Benefit, and Contract benefits (possibly by more than the amount withdrawn).

Withdrawal Charges apply for up to 6 years after each Premium payment. They will reduce the value of your Contract if you withdraw money during that time. Amounts withdrawn from your Contract may also be subject to taxes and tax penalties. Amounts removed from an Index Account Option before the end of the Index Account Option Term may also result in a negative Interim Value adjustment and loss of positive Index performance. The benefits of tax deferral also mean the Contract is more beneficial to investors with a long time horizon.

Because Index Account Options are designed to mature at the end of the Index Account Option Term, we need to know by the end of the Index Account Option Term whether you intend to reallocate to a different Contract Option. If you do not provide timely allocation instructions by close of business on the Index Account Option Term Anniversary of an expiring Index Account Option Term as to how you would like your Index Account Option Value allocated for your next Index Account Option Term, we will generally (i) renew the Index Account Option into the same Index Account Option Term, if available; or (ii) if the same Crediting Method, Protection Option, or Index you elected is not available, we will reallocate the Index Account Option Value(s) to the Fixed Account. The rates applicable to your new Index Account Option or Fixed Account Option will be the then-current renewal rates associated with your Contract.

Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Contract Options you choose. Each Contract Option (Index Account Options and Fixed Account Options) has its own unique risks. Withdrawals from an Index Account Option prior to the end of the Index Account Option Term are subject to an Interim Value adjustment. You should review the available Contract Options before making an investment decision.

The Cap Rate, Guaranteed Cap Rate, and Performance Trigger Rate, and Performance Boost Cap Rate, as applicable, will limit positive Index returns (e.g., limited upside). This may result in you earning less than the Index return. For example, assume the Index return is 15% at the end of the Index Account Option Term:

•Under a Cap Crediting Method with a 10% Cap Rate, we will credit a 10% Index Adjustment at the end of the Index Account Option Term; or
•Under a Guaranteed Cap Crediting Method with a 10% Guaranteed Cap Rate, we will credit a 10% Index Adjustment at the end of the Index Account Option Term;
•Under a Performance Trigger Crediting Method with a 10% Performance Trigger Rate, we will credit a 10% Index Adjustment at the end of the Index Account Option Term;. and
•Under a Performance Boost Crediting Method with a 10% Performance Boost Cap Rate, we will credit a 10% Index Adjustment at the end of the Index Account Option Term.

The Buffer will limit negative Index returns (e.g., limited protection in the case of market decline). For example, assume an Index return of -25% at the end of the Index Account Option Term - :

•If the Buffer is -10%, we will credit a -15% Index Adjustment at the end of the Index Account Option Term.

The Indexes available for election are price return indexes and not total return indexes, and therefore do not reflect dividends paid on the securities composing the Index. This will reduce the Index return and will cause the Index to underperform a direct investment in the securities composing the Index.

Market Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Market Risk. There is a risk of substantial loss of Contract Value (except for amounts allocated to the Fixed Account) due to any negative Index Return that exceeds the Buffer amount. You could lose up to 90% of Contract Value allocated to Index Account Options over the course of your Index Account Option Term due to negative Index Return after taking into account the current limits on Index loss provided under the Contract. Available Buffer Protection Options will always be at least 10%. If any negative Index Return exceeds the Buffer you have elected at the end of the Index Account Option Term, you will realize the amount of loss associated with your elected Protection Option level. Buffers are not cumulative, and their protection does not extend beyond the length of any given Index Account Option Term. If you keep amounts allocated to an Index Account Option over multiple Index Account Option Terms in which negative Index Adjustments are made, the total combined loss of Index Account Option Value over those multiple Index Account Option Terms may exceed the stated limit of any applicable Protection Option for a single Index Account Option Term. In addition, any amounts removed from an Index Account Option prior to the end of the Index Account Option Term we will apply an Interim Value adjustment, which, in extreme circumstances, could result in the loss of Contract Value allocated to the Index Account Option as high as 100%.

Early Withdrawal Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Liquidity and Early Withdrawal Risk. We designed the Contract to be a long-term investment that you may use to help save for retirement. The Contract is unsuitable as a short-term savings vehicle. If you take withdrawals from your Contract during the Withdrawal Charge Period, Withdrawal Charges may apply. In addition, each time you take a withdrawal prior to the end of the Index Account Option term, we will recalculate your Index Account Option Value, based on an Interim Value adjustment, which could be zero, positive or negative. In doing so, we use an Interim Value calculation based on the value of a hypothetical portfolio of financial instruments designed to replicate the value of the Index Account Option if it were held to the end of the Index Account Option Term. If the Interim Value is less than the Index Option Crediting Base, your Index Account Option Value will be decreased proportionally, potentially by more than the amount of the withdrawal; in other words, on more than a dollar for dollar basis.  Any negative adjustment could be significant, up to 100% of Contract Value allocated to the Index Account Option, and impact the amount of Contract Value available for future withdrawals. In addition, amounts withdrawn from this Contract may also be subject to taxes and a 10% additional federal tax penalty if taken before age 59½. If you plan on taking withdrawals that will be subject to Withdrawal Charges and/or taking withdrawals before age 59½, this Contract may not be appropriate for you.

Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
An investment in the Contract is subject to the risks related to Jackson of NY. Any obligations (including under any Fixed Account Options and Index Account Options), guarantees, and benefits of the Contract are subject to the claims-paying ability of Jackson of NY. More information about Jackson of NY is available upon request by visiting our website at www.jackson.com or by calling 1-800-599-5651.

Premium Payments Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Premium Payments. Your ability to make additional Premium payments may be restricted under the Contract, depending on the version of the Contract that you own and other factors. We reserve the right, in our discretion, to limit, restrict, suspend or reject any or all initial or subsequent Premium payments and to limit the amount, frequency or timing of Premium payments, at any time on a non-discriminatory basis. Any of these actions by us would limit your ability to invest in the Contract and increase your values and benefits. For example, you would be limited in your ability to increase Contract Value or the death benefit by making additional Premium payments.

The maximum aggregate Premiums you may make without our prior approval is $1 million. The payment of subsequent Premiums, depending on market conditions at the time they are made, may or may not contribute to the various benefits under your Contract. Our right to restrict Premiums to a lesser maximum amount, which could arise if we limit, restrict, suspend, or reject initial or subsequent Premium payments, may also limit your ability to invest in the Contract and increase your values and benefits.

Subsequent Premium payments of less than $500 will be held in the Subsequent Premium Holding Account within the Fixed
Account until the earliest of (i) the next Contract Anniversary or (ii) the date on which the total value of all Premiums since the last Premium Allocation Date plus any interest earned in the Subsequent Premium Holding Account totals $500 or more. This means Premium payments you make after your Contract has been issued that do not total $500 will not be immediately available for allocation to the Index Account Option(s) or Fixed Account Option(s).

Reallocations Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Reallocations. You should understand that a new Cap Rate, Index Participation Rate (applicable only with the Cap Crediting Method), Performance Trigger Rate, Performance Boost Cap Rate (applicable only with the Performance Boost Rate Crediting Method), or Performance Boost Rate will go into effect on the Index Account Option Term Anniversary for all new Index Account Option Terms. The Guaranteed Cap Rate and the Guaranteed Index Participation Rate (applicable only with the Guaranteed Cap Crediting Method) are declared on the first day of the initial Index Account Option Term and will not change for the duration of the Guarantee Period. Such rates could be lower, higher, or equal to your current Crediting Method percentage rate. We post all rates online at Jackson.com/RatesJMLP4NY. The rates for Contract Value reallocations at the end of an Index Account Option Term are posted at least 30 days before the end of any Index Account Option Term. At least 30 days prior to any Index Account Option Term Anniversary, we will send you written notice reminding you of how you may obtain the rates for the next Index Account Option Term. You may provide reallocation instructions in writing using our Reallocation Form or a Letter of Instruction, online, or via telephone if you have provided telephone and electronic authorization according to our administrative rules. If you do not provide timely allocation instructions by close of business on the Index Account Option Term Anniversary of an expiring Index Account Option Term as to how you would like your Index Account Option Value allocated for your next Index Account Option Term, we will generally (i) renew the Index Account Option into the same Index Account Option Term, if available; or (ii) if the same Crediting Method, Protection Option, or Index you elected is not available, we will reallocate the Index Account Option Value(s) to the Fixed Account. See "Automatic Reallocations" beginning on page 48. Such reallocation instructions must be sent to us in written form acceptable to the Company, or online or via telephone if you have authorized telephone and electronic transactions on your account. For more information on how rates are set and communicated, please see the subsection titled "Crediting Methods" under "Additional Information About the Index Account Options" beginning on page 29. This will occur even if the Fixed Account and/or specific Index Account Option is no longer appropriate for your investment goals. For more information about transfers, please see the section titled "Transfers and Reallocations" on page 48.

No Ownership Of Underlying Securities Member [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
No Ownership of Underlying Securities. You have no ownership rights in the securities that comprise an Index. Purchasing the Contract is not equivalent to purchasing shares in a mutual fund that invests in securities comprising the Indexes nor is it equivalent to directly investing in such securities. You will not have any ownership interest or rights in the securities, such as voting rights, or the right to receive dividend payments, or other distributions. Index returns would be higher if they included the dividends from the component securities.

Tracking Index Performance Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Tracking Index Performance. When you allocate money to an Index Account Option, the value of your investment depends in part on the performance of the applicable Index. The performance of an Index is based on changes in the values of the securities or other investments that comprise or define the Index. The securities comprising or defining the Indexes are subject to a variety of investment risks, many of which are complicated and interrelated. These risks may affect capital markets generally, specific market segments, or specific issuers. The performance of the Indexes may fluctuate, sometimes rapidly and unpredictably. Negative Index Return may cause you to realize investment losses. The historical performance of an Index or an Index Account Option does not guarantee future results. It is impossible to predict whether an Index will perform positively or negatively over the course of a term.

While you will not directly invest in an Index, if you choose to allocate amounts to an Index Account Option, you are indirectly exposed to the investment risks associated with the applicable Index as the Contract performance tracks the Index Return and then your elected Crediting Methods and Protection Option are applied based on that performance. Each Index's performance is subject to market risk, equity risk, and issuer risk (in addition to other risks identified in this section):
•Market Risk. Each Index could decrease in value over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Negative fluctuations in the value of an Index may be significant and unpredictable.
•Equity Risk. Each Index is comprised of equity securities. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. Equity securities may underperform in comparison to the general financial markets, a particular financial market, or other asset classes.
•Issuer Risk. The performance of each Index depends on the performance of individual securities included in the Index. Changes in the financial condition, credit rating, or public perception of an issuer of those securities may cause the value of the issuer's securities to decline.
In recent years, the financial markets have at times experienced periods of significant volatility and negative returns, contributing to an uncertain and evolving economic environment. The performance of the markets has been impacted by several interrelating factors such as, but not limited to, natural disasters, public health crises, inflation, political and social developments, and military and governmental actions. You should consult with your financial professional about how market conditions may impact your investment decisions under the Contract.
We calculate an Index Return by comparing the value of the Index between two specific points in time, which means the performance of the Index may be negative or flat for the Index Account Option Term as a whole (including a multi-year Index Account Option Term) even if the Index performed positively for certain periods of time during the Index Account Option Term.
An investment in an Index Account Option is not an investment in the companies that comprise the applicable Index. You will have no voting rights, no rights to receive cash dividends or other distributions, and no other rights with respect to the companies that make up the Indexes. Each Index is a “price return index,” not “total return index,” meaning the Index Return does not include any dividends or other distributions declared by the companies included in the Index. This will reduce the Index Return and will cause the Index to underperform a direct investment in the companies included in the Index.
In addition to the foregoing, each Index has its own unique risks, as follows:
•S&P 500 Index: The S&P 500 Index is comprised of equity securities issued by large-capitalization U.S. companies. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of successful smaller companies.
•Russell 2000 Index: The Russell 2000 Index is comprised of equity securities of small-capitalization U.S. companies. In general, the securities of small-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. Small-capitalization companies are more likely to fail than larger companies.
•Dow Jones Industrial Average Index: The Dow Jones Industrial Average Index is a price-weighted measure of 30 U.S. blue-chip companies. The index covers all industries except transportation and utilities. In general, the narrow, 30-stock composition and price-weighted methodology of this index can cause large, volatile swings and underperformance compared to broader, market-cap-weighted indices. Key risks generally include sector concentration, lack of diversification, potential for significant losses during market downturns, and susceptibility to rapid declines due to high leverage and volatility in trading.
•MSCI EAFE Index: The MSCI EAFE Index is comprised of equity securities of large- and mid-capitalization companies and it is designed to measure the equity market performance of developed markets, including countries in Europe, Australasia, and the Far East. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of successful smaller companies, and the securities of mid-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. Securities issued by non-U.S. companies (including related depositary receipts) are subject to the risks related to investments in foreign markets (e.g., increased price volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty). This index is calculated in USD and local currency only. The exchange rates used for all currencies for all MSCI equity indexes are taken from Reuters at 4pm GMT each day.
•MSCI Emerging Markets Index: The MSCI Emerging Markets Index is comprised of equity securities of large- and mid-capitalization companies in emerging markets. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of successful smaller companies, and the securities of larger companies. Mid-capitalization companies are more likely to fail than larger companies. Securities issued by non-U.S. companies (including related depositary receipts) are subject to the risks related to investments in foreign markets (e.g., increased price volatility; changing currency exchange rates; and
greater political, regulatory, and economic uncertainty). Those risks are typically more acute when issuers are located or operating in emerging markets. Emerging markets may be more likely to experience inflation, political turmoil, and rapid changes in economic conditions than developed markets. Emerging markets often have less uniformity in accounting and reporting requirements, less reliable valuations, and greater risk associated with custody of securities than developed markets. This index is calculated in USD and local currency only. The exchange rates used for all currencies for all MSCI equity indexes are taken from Reuters at 4pm GMT each day.
•Nasdaq-100 Index: The Nasdaq-100 is comprised of 100 of the largest domestic and international non-financial securities listed on the Nasdaq Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain securities of financial companies including investment companies. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of successful smaller companies. To the extent that the Index is comprised of securities issued by companies in a particular sector, those securities may not perform as well as the securities of companies in other sectors or the market as a whole. Also, any securities issued by non-U.S. companies (including related depositary receipts) are subject to the risks related to investments in foreign markets (e.g., increased volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty).

Buffers Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Buffers. If you allocate money to an Index Account Option, Index fluctuations may cause an Index Adjustment to be negative at the end of the Index Account Option Term despite the application of the Buffer Protection Option.

A negative Index Return will result in a negative Index Adjustment if the negative Index Return exceeds the Buffer level you have selected.

If we credit your Contract with a negative Index Adjustment, your Index Account Option Value will be reduced. Buffers are not cumulative, and their protection does not extend beyond the length of any given Index Account Option Term. Any portion of your Contract Value allocated to an Index Account Option will benefit from the protection of the Buffer for that Index Account Option Term only. A new Buffer will be applied to subsequent Index Account Option Terms, subject to availability. You assume the risk that you will incur a loss and that the amount of the loss could be as much as 90% of Contract Value after taking into account the current limits on Index loss provided under the Contract. You also bear the risk that sustained negative Index Return may result in a zero or negative Index Adjustment being credited to your Index Account Option Value over multiple Index Account Option Terms.

We reserve the right to remove Protection Options in the future. However, there will always be at least one Protection Option available to you for election. Available Buffer Protection Option rates will always be at least 10%.

If an Index Account Option Value is credited with a negative Index Adjustment for multiple Index Account Option Terms, the total combined loss of Index Account Option Value over those multiple Index Account Option Terms may exceed the stated limit of any applicable Buffer for a single Index Account Option Term.
Buffers are not annual rates. For Index Account Option Terms that are longer than one year, the rates would be lower on an annual basis.
Interim Value Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Interim Value Risk. Each time you remove Contract Value from an Index Account Option prior to the end of the Index Account Option Term, we will recalculate your Index Account Option Value, based on an Interim Value adjustment, which could be zero, positive or negative. In doing so, we use an Interim Value calculation based on the value of a hypothetical portfolio of financial instruments designed to replicate the value of the Index Account Option if it were held to the end of the Index Account Option Term. Interim Values generally reflect less gain and more downside than would otherwise apply at the end of the Index Account Option Term. Additionally, neither the Protection Option nor Crediting Method rates will be applied. As such, when a transaction is processed based on the Interim Value of the Index Account Option, the Interim Value could reflect less gain or more loss (possibly significantly less gain or more loss) than would be applied at the end of the Index Account Option Term. If the Interim Value is less than the Index Option Crediting Base, your Index Account Option Value will be decreased on a proportional basis, which may be more than the amount of the withdrawal; in other words, on more than a dollar for dollar basis. Any negative adjustment could be significant, up to 100% of Contract Value allocated to the Index Account Option, and impact the amount of Contract Value available for future withdrawals.

Elimination, Suspension, Replacements, Substitutions, And Changes To Indexes, Crediting Methods, And Terms Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Elimination, Suspension, Replacements, Substitutions, and Changes to Indexes, Crediting Methods, and Terms. We may replace an Index if it is discontinued or if there is a substantial change in the calculation of the Index, or if hedging instruments become difficult to acquire or the cost of hedging becomes excessive. If we substitute an Index, the performance of the new Index may differ from the original Index, and you may not be able to achieve the level of Index Return you anticipated. If an Index is replaced during an Index Account Option Term, the Index Return for the Index Account Option Term will be calculated by combining the Index Return for the original Index from the beginning of the term up until the date of replacement, to the Index Return from the substituted Index starting on the date of replacement through the end of the Index Account Option Term, as follows:

Example: Assume that you allocate Contract Value to a 6-Year Index Account Option with the S&P 500 Index and the Index value is $1,000 at the beginning of the term. After 2 years, the S&P 500 Index is discontinued and replaced by the MSCI EAFE Index. On the day of the replacement, the S&P 500 Index is $1,100, so the Index Return as of that date is 10%. The MSCI EAFE Index value on the day of the replacement is $2,000. Going forward, your Index Return for the remainder of the Index Account Option Term will be equal to (1 plus 10%) times (1 plus the calculated return of the MSCI EAFE Index from the replacement date) minus 1. This means that at the end of the Index Account Option Term, if the MSCI EAFE Index value is $1,900, your Index Return would be (1+ 10% ) x (1 + -5%) (-1) = 4.5%.

A substitution of an Index during an Index Account Option Term will not cause a change in the Crediting Method, Protection Option, or Index Account Option Term length. No Interim Value adjustment will apply at the time of the substitution if we substitute an Index.

Changes to the Cap Rates, Index Participation Rates (applicable only with the Cap Crediting Method), Performance Trigger Rates,Performance Boost Rates, and Performance Boost Cap Rates (applicable only with the Performance Boost Crediting Method), if any, occur at the beginning of the next Index Account Option Term. Guaranteed Cap Rates and Guaranteed Index Participation Rates (applicable only with the Guaranteed Cap Crediting Method) will not change during the Guarantee Period. The guaranteed minimum Buffer will not change for the life of your Contract. Available Buffer Rates are guaranteed never to be less than 10%.
We may also add or remove an Index, Index Account Option Term, Crediting Method, or Protection Option during the time that you own the Contract. You bear the risk that we may eliminate an Index Account Option or certain Index Account Option features and replace them with new options and features that are not acceptable to you. We will not add any Index, Index Account Option Term, Crediting Method, or Protection Option until the new Index or Crediting Method has been approved by the insurance department in your state. Any addition, substitution, or removal of an Index, Crediting Method, Protection Option, or Index Account Option Term will be communicated to you in writing.
Performance Lock Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Performance Lock. Because a Performance Lock utilizes Interim Value on the Performance Lock Date, you may receive less on the date you exercise your Performance Lock than you would have had you exercised your Performance Lock on a different date. The Interim Value is calculated based on the value of a hypothetical portfolio of financial instruments designed to replicate the value of the Index Account Option if it were held until the end of the Index Account Option Term. Interim Values generally reflect less gain and more downside than would otherwise apply at the end of the Index Account Option Term. Additionally, neither the Protection Option nor Crediting Method rates will be applied. As such, you may receive less than you would have received had you not exercised a Performance Lock and instead remained invested until the end of your Index Account Option Term when you would have realized the full value of your Index Adjustment Factors. When you exercise a Performance Lock, you must transfer the Interim Value from the selected Index Account Option to the Performance Lock Holding Account, which means you will not get the benefit of any positive Index market performance for the remainder of that Premium Year for any amounts included in the Performance Lock. Once you have exercised a Performance Lock, the Interim Value transferred to the Performance Lock Holding Account will be inaccessible for transfer until the next Premium Allocation Anniversary associated with the Contract Value subject to the Performance Lock. It is possible that the same combination of options that made up the Index Account Option on which you exercised your Performance Lock may no longer be available or may have different rates once you reach the Premium Allocation Anniversary, thus preventing you from being reallocated into an identical Index Account Option. If you exercise a Performance Lock out of an Index Account Option with the Guaranteed Cap Crediting Method, you will not be able to reallocate into a new or existing Index Account Option with the Guaranteed Cap Crediting Method. Further, once you have exercised a Performance Lock, it is irrevocable.
Issuing Company Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Issuing Company. No company other than Jackson of NY has any legal responsibility to pay amounts that Jackson of NY owes under the Contract. The amounts you invest are not placed in a registered separate account, and your rights under the Contract to invested assets and the returns on those assets are subject to the claims paying ability of Jackson of NY. You should review and be comfortable with the financial strength of Jackson of NY for its claims-paying ability.

Effects Of Withdrawals, Annuitization, Or Death Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Effects of Withdrawals, Annuitization, or Death. If any of the following are taken during the Index Account Option Term, they could be subject to an Interim Value adjustment that could reduce your Index Account Option Value: a partial or total withdrawal, Required Minimum Distribution ("RMD"), automatic withdrawals, Performance Lock, amounts applied to an income option upon annuitization, or payment of the Contract Value element of the Death Benefit. Such reduction could be significant. Interim Values generally reflect less gain and more downside than would otherwise apply at the end of the Index Account Option Term. Additionally, neither the Protection Option nor Crediting Method rates will be applied. As such, you may receive less than you would have received had you instead remained invested until the end of your Index Account Option Term when you would have realized the full value of your Index Adjustment Factors. The Interim Value may reflect a negative return even if the Index increases, and may reflect a positive return even if the Index decreases. If you take a withdrawal when the Index Return is negative, your remaining Contract Value may be significantly less than if you waited to take the withdrawal when the Index Return was positive. In addition, partial and total withdrawals taken during the Withdrawal Charge Period which exceed the Free Withdrawal amount may be subject to a Withdrawal Charge.
All withdrawals, including RMDs, will be taken proportionately from each of your Index Account Options and Fixed Account Options unless otherwise specified. Withdrawals can also reduce the Death Benefit. Any Return of Premium Death Benefit will be reduced in a pro-rated amount. Pro rata reductions can be greater than the actual dollar amount of your withdrawal. In addition, since all withdrawals reduce the Contract Value, withdrawals will also reduce the amount that can be taken as income since such amount is determined by the Contract Value on the Income Date. The Latest Income Date for this contract is age 95.
If your Contract Value falls below the minimum Contract Value remaining as a result of a withdrawal (as stated in your Contract), we may terminate your Contract.
There are administrative rules that must be followed when taking an RMD withdrawal. Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for providing such notice. The administrative form allows you to elect one time or automatic RMD withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows taking multiple contracts’ RMDs from a single contract. You, as Owner, are responsible for complying with the Internal Revenue Code’s RMD requirements. If you fail to take your full RMD for a year, you will be subject to a 25% excise tax on any shortfall. This excise tax is reduced to 10% if a distribution of the shortfall is made within two years and prior to the date the excise tax is assessed or imposed by the IRS. If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges) and we will impose those charges, which will be reflected in the confirmation of the transaction. For more information on RMD requirements, please see "Income Payments" beginning on page 52.

Business Continuity And Cybersecurity Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Business Continuity and Cybersecurity Risk. We and our service providers and business partners are subject to certain risks, including those resulting from information system failures, cybersecurity incidents, public heath crises such as the coronavirus (COVID-19) pandemic, and other disaster events. Such events can adversely impact us and our operations. These risks are common to all insurers and financial service providers. These risks include, among other things, the theft, misuse, corruption and destruction of electronic information, interference with or denial of service, attacks on systems or websites, and other operational disruptions that could severely impede our ability to conduct our business or administer the Contract.
Such events could also adversely affect us by resulting in regulatory fines, litigation, financial losses, and reputational damage. Cybersecurity incidents may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. Although we take efforts to protect our systems from cybersecurity incidents, there can be no assurance that we or our service providers will be able to avoid cybersecurity incidents affecting Contract owners in the future. It is also possible that a cybersecurity incident could persist for an extended period of time without detection.
Additionally, our third-party service providers and other third-parties related to our business (such as financial intermediaries or, in the case of our variable products, underlying funds) are subject to similar risks. Successful implementation and execution of their business continuity policies and procedures are largely beyond our control. Disruptions to their business operations may impair our own business operations.

Buffer Rate Return Limit [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Limits the Negative Return [Text Block]	A Protection Option provides a level of downside protection if the Index Return is negative. We currently offer a Buffer Protection Option. Current Buffer rates are provided at the time of application.
Index-Linked Option Overview, Manner of Limiting the Negative Return [Text Block]	A Buffer protects from loss up to a specific amount . You only incur a loss if the Index declines more than the stated Buffer percentage.
Index-Linked Option Overview, Example of Limiting the Negative Return [Text Block]	For example, if an Index declines 15% and you chose a 10% Buffer, you would incur a loss of 5% for that Index Account Option Term.
Index-Linked Option Overview, Guaranteed Minimum Limit on Index Losses [Text Block]	Available Buffer rates are guaranteed to be no less than 10% or more than 30%. Available Buffer Protection Options will always be at least 10%.
Index-Linked Option [Line Items]
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	10.00%
Cap Rate Return Limit [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Limits Positive Return [Text Block]	This Crediting Method provides a positive Index Adjustment equal to any positive Index Return multiplied by the stated Index Participation Rate, subject to a stated Cap Rate.
Index-Linked Option Overview, Manner of Limiting the Positive Return [Text Block]	The Cap Rate is the maximum amount of positive Index Adjustment you may receive. This means if the Index Return is in excess of the Cap Rate, your positive Index Adjustment will be limited by (and equal to) the Cap Rate.
Index-Linked Option Overview, Example of Limiting the Positive Return [Text Block]	For example, if the Index Return is 12% and your Cap Rate under the Cap Crediting Method is 10%, we will credit you with a 10% positive Index Adjustment at the end of the Index Account Option Term, meaning your Contract Value will increase by 10%.
Contract Changes Risk [Line Items]
Index-Linked Option Changes Features Risk [Text Block]	Cap Rate. If you elect a Cap Crediting Method, the highest possible return that you may achieve on your investment is equal to the Cap Rate, or "Cap". The Cap therefore limits the positive Index Adjustment, if any, that may be credited to your Contract for a given Index Account Option Term. The Caps do not guarantee a certain amount of minimum Index Adjustment credited. Any Index Adjustment based on a Cap Crediting Method may be less than the positive return of the Index. This is because any positive return of the Index that we credit to your Index Account Option Value is subject to a maximum in the form of a Cap, even when the positive Index Return is greater.
Cap Rate Return Limit [Member] | Index Account Option Term, Six Year [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Lowest Limit on Gains [Percent]	18.00%
Cap Rate Return Limit [Member] | Index Account Option Term, Three Year [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Lowest Limit on Gains [Percent]	9.00%
Cap Rate Return Limit [Member] | Index Account Option Term, One Year [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Lowest Limit on Gains [Percent]	3.00%
Cap Rate Return Limit [Member] | S&P 500, Market Index, P1Y, 3.0% Cap Rate, 100% Index Participation Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	3.00%
Cap Rate Return Limit [Member] | S&P 500, Market Index, P1Y, 3.0% Cap Rate, 100% Index Participation Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	3.00%
Cap Rate Return Limit [Member] | S&P 500, Market Index, P1Y, 3.0% Cap Rate, 100% Index Participation Rate 3 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	3.00%
Cap Rate Return Limit [Member] | S&P 500, Market Index, P3Y, 9.0% Cap Rate, 100% Index Participation Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	9.00%
Cap Rate Return Limit [Member] | S&P 500, Market Index, P3Y, 9.0% Cap Rate, 100% Index Participation Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	9.00%
Cap Rate Return Limit [Member] | S&P 500, Market Index, P3Y, 9.0% Cap Rate, 100% Index Participation Rate 3 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	9.00%
Cap Rate Return Limit [Member] | S&P 500, Market Index, P6Y, 18.0% Cap Rate, 100% Index Participation Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	18.00%
Cap Rate Return Limit [Member] | S&P 500, Market Index, P6Y, 18.0% Cap Rate, 100% Index Participation Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	18.00%
Cap Rate Return Limit [Member] | S&P 500, Market Index, P6Y, 18.0% Cap Rate, 100% Index Participation Rate 3 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	18.00%
Cap Rate Return Limit [Member] | Dow Jones Industrial Average, Market Index, P1Y, 3.0% Cap Rate, 100% Index Participation Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	3.00%
Cap Rate Return Limit [Member] | Dow Jones Industrial Average, Market Index, P1Y, 3.0% Cap Rate, 100% Index Participation Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	3.00%
Cap Rate Return Limit [Member] | Dow Jones Industrial Average, Market Index, P1Y, 3.0% Cap Rate, 100% Index Participation Rate 3 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	3.00%
Cap Rate Return Limit [Member] | Dow Jones Industrial Average, Market Index, P3Y, 9.0% Cap Rate, 100% Index Participation Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	9.00%
Cap Rate Return Limit [Member] | Dow Jones Industrial Average, Market Index, P3Y, 9.0% Cap Rate, 100% Index Participation Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	9.00%
Cap Rate Return Limit [Member] | Dow Jones Industrial Average, Market Index, P3Y, 9.0% Cap Rate, 100% Index Participation Rate 3 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	9.00%
Cap Rate Return Limit [Member] | Dow Jones Industrial Average, Market Index, P6Y, 18.0% Cap Rate, 100% Index Participation Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	18.00%
Cap Rate Return Limit [Member] | Dow Jones Industrial Average, Market Index, P6Y, 18.0% Cap Rate, 100% Index Participation Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	18.00%
Cap Rate Return Limit [Member] | Dow Jones Industrial Average, Market Index, P6Y, 18.0% Cap Rate, 100% Index Participation Rate 3 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	18.00%
Cap Rate Return Limit [Member] | Russell 2000, Market Index, P1Y, 3.0% Cap Rate, 100% Index Participation Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	3.00%
Cap Rate Return Limit [Member] | Russell 2000, Market Index, P1Y, 3.0% Cap Rate, 100% Index Participation Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	3.00%
Cap Rate Return Limit [Member] | Russell 2000, Market Index, P1Y, 3.0% Cap Rate, 100% Index Participation Rate 3 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	3.00%
Cap Rate Return Limit [Member] | Russell 2000, Market Index, P3Y, 9.0% Cap Rate, 100% Index Participation Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	9.00%
Cap Rate Return Limit [Member] | Russell 2000, Market Index, P3Y, 9.0% Cap Rate, 100% Index Participation Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	9.00%
Cap Rate Return Limit [Member] | Russell 2000, Market Index, P3Y, 9.0% Cap Rate, 100% Index Participation Rate 3 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	9.00%
Cap Rate Return Limit [Member] | Russell 2000, Market Index, P6Y, 18.0% Cap Rate, 100% Index Participation Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	18.00%
Cap Rate Return Limit [Member] | Russell 2000, Market Index, P6Y, 18.0% Cap Rate, 100% Index Participation Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	18.00%
Cap Rate Return Limit [Member] | Russell 2000, Market Index, P6Y, 18.0% Cap Rate, 100% Index Participation Rate 3 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	18.00%
Cap Rate Return Limit [Member] | MSCI EAFE, Market Index, P1Y, 3.0% Cap Rate, 100% Index Participation Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	3.00%
Cap Rate Return Limit [Member] | MSCI EAFE, Market Index, P1Y, 3.0% Cap Rate, 100% Index Participation Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	3.00%
Cap Rate Return Limit [Member] | MSCI EAFE, Market Index, P1Y, 3.0% Cap Rate, 100% Index Participation Rate 3 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	3.00%
Cap Rate Return Limit [Member] | MSCI EAFE, Market Index, P3Y, 9.0% Cap Rate, 100% Index Participation Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	9.00%
Cap Rate Return Limit [Member] | MSCI EAFE, Market Index, P3Y, 9.0% Cap Rate, 100% Index Participation Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	9.00%
Cap Rate Return Limit [Member] | MSCI EAFE, Market Index, P3Y, 9.0% Cap Rate, 100% Index Participation Rate 3 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	9.00%
Cap Rate Return Limit [Member] | MSCI EAFE, Market Index, P6Y, 18.0% Cap Rate, 100% Index Participation Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	18.00%
Cap Rate Return Limit [Member] | MSCI EAFE, Market Index, P6Y, 18.0% Cap Rate, 100% Index Participation Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	18.00%
Cap Rate Return Limit [Member] | MSCI EAFE, Market Index, P6Y, 18.0% Cap Rate, 100% Index Participation Rate 3 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	18.00%
Cap Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P1Y, 3.0% Cap Rate, 100% Index Participation Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	3.00%
Cap Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P1Y, 3.0% Cap Rate, 100% Index Participation Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	3.00%
Cap Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P1Y, 3.0% Cap Rate, 100% Index Participation Rate 3 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	3.00%
Cap Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P3Y, 9.0% Cap Rate, 100% Index Participation Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	9.00%
Cap Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P3Y, 9.0% Cap Rate, 100% Index Participation Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	9.00%
Cap Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P3Y, 9.0% Cap Rate, 100% Index Participation Rate 3 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	9.00%
Cap Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P6Y, 18.0% Cap Rate, 100% Index Participation Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	18.00%
Cap Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P6Y, 18.0% Cap Rate, 100% Index Participation Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	18.00%
Cap Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P6Y, 18.0% Cap Rate, 100% Index Participation Rate 3 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	18.00%
Cap Rate Return Limit [Member] | Nasdaq-100, Market Index, P1Y, 3.0% Cap Rate, 100% Index Participation Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	3.00%
Cap Rate Return Limit [Member] | Nasdaq-100, Market Index, P1Y, 3.0% Cap Rate, 100% Index Participation Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	3.00%
Cap Rate Return Limit [Member] | Nasdaq-100, Market Index, P1Y, 3.0% Cap Rate, 100% Index Participation Rate 3 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	3.00%
Cap Rate Return Limit [Member] | Nasdaq-100, Market Index, P3Y, 9.0% Cap Rate, 100% Index Participation Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	9.00%
Cap Rate Return Limit [Member] | Nasdaq-100, Market Index, P3Y, 9.0% Cap Rate, 100% Index Participation Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	9.00%
Cap Rate Return Limit [Member] | Nasdaq-100, Market Index, P3Y, 9.0% Cap Rate, 100% Index Participation Rate 3 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	9.00%
Cap Rate Return Limit [Member] | Nasdaq-100, Market Index, P6Y, 18.0% Cap Rate, 100% Index Participation Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	18.00%
Cap Rate Return Limit [Member] | Nasdaq-100, Market Index, P6Y, 18.0% Cap Rate, 100% Index Participation Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	18.00%
Cap Rate Return Limit [Member] | Nasdaq-100, Market Index, P6Y, 18.0% Cap Rate, 100% Index Participation Rate 3 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	18.00%
Participation Rate Return Limit [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Manner of Limiting the Positive Return [Text Block]	The Index Participation Rate is guaranteed to never be less than 100%. This means it will never reduce your Index Adjustment.
Index-Linked Option Overview, Example of Limiting the Positive Return [Text Block]	If the Index Participation Rate is greater than 100%, it may serve to increase your Index Adjustment.
Participation Rate Return Limit [Member] | S&P 500, Market Index, P1Y, 3.0% Cap Rate, 100% Index Participation Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | S&P 500, Market Index, P1Y, 3.0% Cap Rate, 100% Index Participation Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | S&P 500, Market Index, P1Y, 3.0% Cap Rate, 100% Index Participation Rate 3 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | S&P 500, Market Index, P3Y, 9.0% Cap Rate, 100% Index Participation Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | S&P 500, Market Index, P3Y, 9.0% Cap Rate, 100% Index Participation Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | S&P 500, Market Index, P3Y, 9.0% Cap Rate, 100% Index Participation Rate 3 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | S&P 500, Market Index, P6Y, 18.0% Cap Rate, 100% Index Participation Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | S&P 500, Market Index, P6Y, 18.0% Cap Rate, 100% Index Participation Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | S&P 500, Market Index, P6Y, 18.0% Cap Rate, 100% Index Participation Rate 3 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Dow Jones Industrial Average, Market Index, P1Y, 3.0% Cap Rate, 100% Index Participation Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Dow Jones Industrial Average, Market Index, P1Y, 3.0% Cap Rate, 100% Index Participation Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Dow Jones Industrial Average, Market Index, P1Y, 3.0% Cap Rate, 100% Index Participation Rate 3 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Dow Jones Industrial Average, Market Index, P3Y, 9.0% Cap Rate, 100% Index Participation Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Dow Jones Industrial Average, Market Index, P3Y, 9.0% Cap Rate, 100% Index Participation Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Dow Jones Industrial Average, Market Index, P3Y, 9.0% Cap Rate, 100% Index Participation Rate 3 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Dow Jones Industrial Average, Market Index, P6Y, 18.0% Cap Rate, 100% Index Participation Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Dow Jones Industrial Average, Market Index, P6Y, 18.0% Cap Rate, 100% Index Participation Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Dow Jones Industrial Average, Market Index, P6Y, 18.0% Cap Rate, 100% Index Participation Rate 3 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Russell 2000, Market Index, P1Y, 3.0% Cap Rate, 100% Index Participation Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Russell 2000, Market Index, P1Y, 3.0% Cap Rate, 100% Index Participation Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Russell 2000, Market Index, P1Y, 3.0% Cap Rate, 100% Index Participation Rate 3 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Russell 2000, Market Index, P3Y, 9.0% Cap Rate, 100% Index Participation Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Russell 2000, Market Index, P3Y, 9.0% Cap Rate, 100% Index Participation Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Russell 2000, Market Index, P3Y, 9.0% Cap Rate, 100% Index Participation Rate 3 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Russell 2000, Market Index, P6Y, 18.0% Cap Rate, 100% Index Participation Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Russell 2000, Market Index, P6Y, 18.0% Cap Rate, 100% Index Participation Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Russell 2000, Market Index, P6Y, 18.0% Cap Rate, 100% Index Participation Rate 3 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | MSCI EAFE, Market Index, P1Y, 3.0% Cap Rate, 100% Index Participation Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | MSCI EAFE, Market Index, P1Y, 3.0% Cap Rate, 100% Index Participation Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | MSCI EAFE, Market Index, P1Y, 3.0% Cap Rate, 100% Index Participation Rate 3 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | MSCI EAFE, Market Index, P3Y, 9.0% Cap Rate, 100% Index Participation Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | MSCI EAFE, Market Index, P3Y, 9.0% Cap Rate, 100% Index Participation Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | MSCI EAFE, Market Index, P3Y, 9.0% Cap Rate, 100% Index Participation Rate 3 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | MSCI EAFE, Market Index, P6Y, 18.0% Cap Rate, 100% Index Participation Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | MSCI EAFE, Market Index, P6Y, 18.0% Cap Rate, 100% Index Participation Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | MSCI EAFE, Market Index, P6Y, 18.0% Cap Rate, 100% Index Participation Rate 3 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P1Y, 3.0% Cap Rate, 100% Index Participation Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P1Y, 3.0% Cap Rate, 100% Index Participation Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P1Y, 3.0% Cap Rate, 100% Index Participation Rate 3 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P3Y, 9.0% Cap Rate, 100% Index Participation Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P3Y, 9.0% Cap Rate, 100% Index Participation Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P3Y, 9.0% Cap Rate, 100% Index Participation Rate 3 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P6Y, 18.0% Cap Rate, 100% Index Participation Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P6Y, 18.0% Cap Rate, 100% Index Participation Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P6Y, 18.0% Cap Rate, 100% Index Participation Rate 3 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Nasdaq-100, Market Index, P1Y, 3.0% Cap Rate, 100% Index Participation Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Nasdaq-100, Market Index, P1Y, 3.0% Cap Rate, 100% Index Participation Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Nasdaq-100, Market Index, P1Y, 3.0% Cap Rate, 100% Index Participation Rate 3 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Nasdaq-100, Market Index, P3Y, 9.0% Cap Rate, 100% Index Participation Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Nasdaq-100, Market Index, P3Y, 9.0% Cap Rate, 100% Index Participation Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Nasdaq-100, Market Index, P3Y, 9.0% Cap Rate, 100% Index Participation Rate 3 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Nasdaq-100, Market Index, P6Y, 18.0% Cap Rate, 100% Index Participation Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Nasdaq-100, Market Index, P6Y, 18.0% Cap Rate, 100% Index Participation Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Nasdaq-100, Market Index, P6Y, 18.0% Cap Rate, 100% Index Participation Rate 3 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Guaranteed Cap Rate Return Limit [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Limits Positive Return [Text Block]	This Crediting Method provides a positive Index Adjustment equal to any positive Index Return multiplied by the stated Guaranteed Index Participation Rate, subject to a stated Guaranteed Cap Rate.
Index-Linked Option Overview, Manner of Limiting the Positive Return [Text Block]	The Guaranteed Cap Rate is the maximum amount of positive Index Adjustment you may receive. This means if the Index Return is in excess of the Guaranteed Cap Rate, your positive Index Adjustment will be limited by (and equal to) the Guaranteed Cap Rate.
Index-Linked Option Overview, Example of Limiting the Positive Return [Text Block]	For example, if the Index Return is 12% and your Guaranteed Cap Rate under the Guaranteed Cap Crediting Method is 10%, we will credit you with a 10% positive Index Adjustment at the end of the Index Account Option Term, meaning your Contract Value will increase by 10%.
Contract Changes Risk [Line Items]
Index-Linked Option Changes Features Risk [Text Block]	Guaranteed Cap Rate. If you elect a Guaranteed Cap Crediting Method, the highest possible return that you may achieve on your investment is equal to the Guaranteed Cap Rate, or "Guaranteed Cap". The Guaranteed Cap therefore limits the positive Index Adjustment, if any, that may be credited to your Contract for a given Index Account Option Term. The Guaranteed Caps do not guarantee a certain amount of minimum Index Adjustment credited. Any Index Adjustment based on a Guaranteed Cap Crediting Method may be less than the positive return of the Index. This is because any positive return of the Index that we credit to your Index Account Option Value is subject to a maximum in the form of a Guaranteed Cap, even when the positive Index Return is greater.
Guaranteed Cap Rate Return Limit [Member] | Index Account Option Term, Three Year [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Lowest Limit on Gains [Percent]	15.00%
Guaranteed Cap Rate Return Limit [Member] | Index Account Option Term, One Year [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Lowest Limit on Gains [Percent]	5.00%
Guaranteed Cap Rate Return Limit [Member] | S&P 500, Market Index, P1Y, 3.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	3.00%
Guaranteed Cap Rate Return Limit [Member] | S&P 500, Market Index, P3Y, 9.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	9.00%
Guaranteed Cap Rate Return Limit [Member] | Dow Jones Industrial Average, Market Index, P1Y, 3.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	3.00%
Guaranteed Cap Rate Return Limit [Member] | Dow Jones Industrial Average, Market Index, P3Y, 9.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	9.00%
Guaranteed Cap Rate Return Limit [Member] | Russell 2000, Market Index, P1Y, 3.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	3.00%
Guaranteed Cap Rate Return Limit [Member] | Russell 2000, Market Index, P3Y, 9.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	9.00%
Guaranteed Cap Rate Return Limit [Member] | MSCI EAFE, Market Index, P1Y, 3.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	3.00%
Guaranteed Cap Rate Return Limit [Member] | MSCI EAFE, Market Index, P3Y, 9.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	9.00%
Guaranteed Cap Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P1Y, 3.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	3.00%
Guaranteed Cap Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P3Y, 9.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	9.00%
Guaranteed Cap Rate Return Limit [Member] | Nasdaq-100, Market Index, P1Y, 3.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	3.00%
Guaranteed Cap Rate Return Limit [Member] | Nasdaq-100, Market Index, P3Y, 9.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	9.00%
Guaranteed Index Participation Rate Return Limit [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Manner of Limiting the Positive Return [Text Block]	The Guaranteed Index Participation Rate is guaranteed to never be less than 100%. This means it will never reduce your Index Adjustment.
Index-Linked Option Overview, Example of Limiting the Positive Return [Text Block]	If the Guaranteed Index Participation Rate is greater than 100%, it may serve to increase your Index Adjustment.
Guaranteed Index Participation Rate Return Limit [Member] | S&P 500, Market Index, P1Y, 3.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Guaranteed Index Participation Rate Return Limit [Member] | S&P 500, Market Index, P3Y, 9.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Guaranteed Index Participation Rate Return Limit [Member] | Dow Jones Industrial Average, Market Index, P1Y, 3.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Guaranteed Index Participation Rate Return Limit [Member] | Dow Jones Industrial Average, Market Index, P3Y, 9.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Guaranteed Index Participation Rate Return Limit [Member] | Russell 2000, Market Index, P1Y, 3.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Guaranteed Index Participation Rate Return Limit [Member] | Russell 2000, Market Index, P3Y, 9.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Guaranteed Index Participation Rate Return Limit [Member] | MSCI EAFE, Market Index, P1Y, 3.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Guaranteed Index Participation Rate Return Limit [Member] | MSCI EAFE, Market Index, P3Y, 9.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Guaranteed Index Participation Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P1Y, 3.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Guaranteed Index Participation Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P3Y, 9.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Guaranteed Index Participation Rate Return Limit [Member] | Nasdaq-100, Market Index, P1Y, 3.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Guaranteed Index Participation Rate Return Limit [Member] | Nasdaq-100, Market Index, P3Y, 9.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Performance Trigger Rate Return Limit [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Limits Positive Return [Text Block]	This Crediting Method provides a positive Index Adjustment equal to a stated Performance Trigger Rate if the Index Return is zero or positive.
Index-Linked Option Overview, Manner of Limiting the Positive Return [Text Block]	The Performance Trigger Rate equals the positive Index Adjustment that you will receive if the Index Return is zero or positive, regardless of whether the actual Index Return is higher or lower than the stated Performance Trigger Rate.
Index-Linked Option Overview, Example of Limiting the Positive Return [Text Block]	For example, if the Index Return is 12% and your Performance Trigger Rate under the Performance Trigger Crediting Method is 10%, we will credit you with a 10% positive Index Adjustment at the end of the Index Account Option Term, meaning your Contract Value will increase by 10%.
Index-Linked Option Overview, Lowest Limit on Gains [Percent]	3.00%
Contract Changes Risk [Line Items]
Index-Linked Option Changes Features Risk [Text Block]	Performance Trigger Rate. If you elect a Performance Trigger Crediting Method, the highest possible return that you may achieve is equal to the Performance Trigger Rate. The Performance Trigger Rate therefore limits the positive Index Adjustment, if any, that may be credited to your Contract for a given Index Account Option Term. The Performance Trigger Rates do not guarantee a minimum Index Adjustment amount. Any Index Adjustment credited for a Performance Trigger Crediting Method may be less than the positive return of the Index. This is because any positive return of the Index that we credit to your Index Account Option Value is always equal to the Performance Trigger Rate, even when the positive Index Return is greater.
Performance Trigger Rate Return Limit [Member] | S&P 500, Market Index, P1Y, 3.0% Performance Trigger Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	3.00%
Performance Trigger Rate Return Limit [Member] | S&P 500, Market Index, P1Y, 3.0% Performance Trigger Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	3.00%
Performance Trigger Rate Return Limit [Member] | Dow Jones Industrial Average, Market Index, P1Y, 3.0% Performance Trigger Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	3.00%
Performance Trigger Rate Return Limit [Member] | Dow Jones Industrial Average, Market Index, P1Y, 3.0% Performance Trigger Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	3.00%
Performance Trigger Rate Return Limit [Member] | Russell 2000, Market Index, P1Y, 3.0% Performance Trigger Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	3.00%
Performance Trigger Rate Return Limit [Member] | Russell 2000, Market Index, P1Y, 3.0% Performance Trigger Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	3.00%
Performance Trigger Rate Return Limit [Member] | MSCI EAFE, Market Index, P1Y, 3.0% Performance Trigger Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	3.00%
Performance Trigger Rate Return Limit [Member] | MSCI EAFE, Market Index, P1Y, 3.0% Performance Trigger Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	3.00%
Performance Trigger Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P1Y, 3.0% Performance Trigger Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	3.00%
Performance Trigger Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P1Y, 3.0% Performance Trigger Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	3.00%
Performance Trigger Rate Return Limit [Member] | Nasdaq-100, Market Index, P1Y, 3.0% Performance Trigger Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	3.00%
Performance Trigger Rate Return Limit [Member] | Nasdaq-100, Market Index, P1Y, 3.0% Performance Trigger Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	3.00%
Performance Boost Return Limit [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Limits Positive Return [Text Block]	This Crediting Method provides a positive Index Adjustment equal to Index Return plus the stated Performance Boost Rate if the Index Return is zero, positive, or negative, but not if the negative return is equal to or in excess of the elected Buffer Protection Option, subject to a stated Performance Boost Cap Rate.
Index-Linked Option Overview, Manner of Limiting the Positive Return [Text Block]	The Performance Boost Cap Rate is the maximum amount of positive Index Adjustment you may receive. This means that any positive Index Adjustment will always be limited by the stated Performance Boost Cap Rate.
Index-Linked Option Overview, Example of Limiting the Positive Return [Text Block]	For example, if the Index Return is -2%, your Performance Boost Rate under the Performance Boost Crediting Method is 10%, and your Performance Boost Cap Rate under the Performance Boost Crediting Method is 10%, we will credit you with an 8% positive Index Adjustment at the end of the Index
Account Option Term, meaning your Contract Value will increase by 8%. This represents the application of the 10% Performance Boost Rate to the -2% Index Return.

Index-Linked Option Overview, Lowest Limit on Gains [Percent]	10.00%
Performance Boost Return Limit [Member] | Index Account Option Term, Six Year [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Lowest Limit on Gains [Percent]	30.00%
Performance Boost Return Limit [Member] | Index Account Option Term, Three Year [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Lowest Limit on Gains [Percent]	15.00%
Performance Boost Return Limit [Member] | Index Account Option Term, One Year [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Lowest Limit on Gains [Percent]	5.00%
Performance Boost Return Limit [Member] | S&P 500, Market Index, P1Y, 3.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Performance Boost Return Limit [Member] | S&P 500, Market Index, P3Y, 9.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Performance Boost Return Limit [Member] | S&P 500, Market Index, P6Y, 18.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Performance Boost Return Limit [Member] | Dow Jones Industrial Average, Market Index, P1Y, 3.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Performance Boost Return Limit [Member] | Dow Jones Industrial Average, Market Index, P3Y, 9.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Performance Boost Return Limit [Member] | Dow Jones Industrial Average, Market Index, P6Y, 18.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Performance Boost Return Limit [Member] | Russell 2000, Market Index, P1Y, 3.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Performance Boost Return Limit [Member] | Russell 2000, Market Index, P3Y, 9.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Performance Boost Return Limit [Member] | Russell 2000, Market Index, P6Y, 18.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Performance Boost Return Limit [Member] | MSCI EAFE, Market Index, P1Y, 3.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Performance Boost Return Limit [Member] | MSCI EAFE, Market Index, P3Y, 9.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Performance Boost Return Limit [Member] | MSCI EAFE, Market Index, P6Y, 18.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Performance Boost Return Limit [Member] | MSCI Emerging Markets, Market Index, P1Y, 3.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Performance Boost Return Limit [Member] | MSCI Emerging Markets, Market Index, P3Y, 9.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Performance Boost Return Limit [Member] | MSCI Emerging Markets, Market Index, P6Y, 18.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Performance Boost Return Limit [Member] | Nasdaq-100, Market Index, P1Y, 3.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Performance Boost Return Limit [Member] | Nasdaq-100, Market Index, P3Y, 9.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Performance Boost Return Limit [Member] | Nasdaq-100, Market Index, P6Y, 18.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Performance Boost Cap Rate Return Limit [Member]
Contract Changes Risk [Line Items]
Index-Linked Option Changes Features Risk [Text Block]	Performance Boost Cap Rate (applicable only with the Performance Boost Crediting Method). If you elect a Performance Boost Crediting method, the highest possible return that you may achieve is equal to the Performance Boost Cap Rate. The Performance Boost Cap Rate therefore limits the positive Index Adjustment, if any, that may be credited to your Contract for a given Index Account Option Term. The Performance Boost Cap Rates do not guarantee a minimum Index Adjustment amount. Any Index Adjustment credited for a Performance Boost Crediting Method may be less than the positive return of the Index. This is because any positive return of the Index that we credit to your Index Account Option Value is subject to a maximum in the form of a Performance Boost Cap Rate, even when the positive Index Return is greater. In addition, if the Index Return is negative and equal to or in excess of the elected Buffer, you will not get the benefit of the Performance Boost Rate to increase the value of your Index Adjustment. The Performance Boost Cap Rate is not a stand-alone Crediting method. It is applicable only if you elect the Performance Boost Rate Crediting Method.
Performance Boost Cap Rate Return Limit [Member] | S&P 500, Market Index, P1Y, 3.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	3.00%
Performance Boost Cap Rate Return Limit [Member] | S&P 500, Market Index, P3Y, 9.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	9.00%
Performance Boost Cap Rate Return Limit [Member] | S&P 500, Market Index, P6Y, 18.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	18.00%
Performance Boost Cap Rate Return Limit [Member] | Dow Jones Industrial Average, Market Index, P1Y, 3.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	3.00%
Performance Boost Cap Rate Return Limit [Member] | Dow Jones Industrial Average, Market Index, P3Y, 9.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	9.00%
Performance Boost Cap Rate Return Limit [Member] | Dow Jones Industrial Average, Market Index, P6Y, 18.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	18.00%
Performance Boost Cap Rate Return Limit [Member] | Russell 2000, Market Index, P1Y, 3.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	3.00%
Performance Boost Cap Rate Return Limit [Member] | Russell 2000, Market Index, P3Y, 9.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	9.00%
Performance Boost Cap Rate Return Limit [Member] | Russell 2000, Market Index, P6Y, 18.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	18.00%
Performance Boost Cap Rate Return Limit [Member] | MSCI EAFE, Market Index, P1Y, 3.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	3.00%
Performance Boost Cap Rate Return Limit [Member] | MSCI EAFE, Market Index, P3Y, 9.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	9.00%
Performance Boost Cap Rate Return Limit [Member] | MSCI EAFE, Market Index, P6Y, 18.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	18.00%
Performance Boost Cap Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P1Y, 3.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	3.00%
Performance Boost Cap Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P3Y, 9.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	9.00%
Performance Boost Cap Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P6Y, 18.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	18.00%
Performance Boost Cap Rate Return Limit [Member] | Nasdaq-100, Market Index, P1Y, 3.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	3.00%
Performance Boost Cap Rate Return Limit [Member] | Nasdaq-100, Market Index, P3Y, 9.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	9.00%
Performance Boost Cap Rate Return Limit [Member] | Nasdaq-100, Market Index, P6Y, 18.0% Performance Boost Cap Rate, 10.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	18.00%
S&P 500 Index [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]	S&P 500 Index: The S&P 500 Index is comprised of equity securities issued by large-capitalization U.S. companies. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of successful smaller companies.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]	S&P 500 Index*
Annual Return [Percent]		16.39%	23.31%	24.23%	(19.44%)	26.89%	16.26%	28.88%	(6.24%)	19.42%	9.54%
Annual Return, Example Capped and Buffered [Percent]		5.00%	5.00%	5.00%	(9.44%)	5.00%	5.00%	5.00%	0.00%	5.00%	5.00%
Index-Linked Option Details, Price Return Index Underperforms [Text Block]	Index is a price return index, not a total return index, and therefore does not reflect the dividends paid on the assets composing the Index, which will reduce the Index Return and cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Index Investment Types [Text Block]	S&P 500 Index: The S&P 500 Index is comprised of equity securities issued by large-capitalization U.S. companies.
Russell 2000 Index [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]	Russell 2000 Index: The Russell 2000 Index is comprised of equity securities of small-capitalization U.S. companies. In general, the securities of small-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. Small-capitalization companies are more likely to fail than larger companies.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]	Russell 2000 Index*
Annual Return [Percent]		11.29%	10.02%	15.09%	(21.56%)	13.70%	18.36%	23.72%	(12.18%)	13.14%	19.48%
Annual Return, Example Capped and Buffered [Percent]		5.00%	5.00%	5.00%	(11.56%)	5.00%	5.00%	5.00%	(2.18%)	5.00%	5.00%
Index-Linked Option Details, Price Return Index Underperforms [Text Block]	Index is a price return index, not a total return index, and therefore does not reflect the dividends paid on the assets composing the Index, which will reduce the Index Return and cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Index Investment Types [Text Block]	Russell 2000 Index: The Russell 2000 Index is comprised of equity securities of small-capitalization U.S. companies.
Dow Jones Industrial Average Index [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]	Dow Jones Industrial Average Index: The Dow Jones Industrial Average Index is a price-weighted measure of 30 U.S. blue-chip companies. The index covers all industries except transportation and utilities. In general, the narrow, 30-stock composition and price-weighted methodology of this index can cause large, volatile swings and underperformance compared to broader, market-cap-weighted indices. Key risks generally include sector concentration, lack of diversification, potential for significant losses during market downturns, and susceptibility to rapid declines due to high leverage and volatility in trading.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]	Dow Jones Industrial Average Index*
Annual Return [Percent]		12.97%	12.88%	13.70%	(8.78%)	18.73%	7.25%	22.34%	(5.63%)	25.08%	13.42%
Annual Return, Example Capped and Buffered [Percent]		5.00%	5.00%	5.00%	0.00%	5.00%	5.00%	5.00%	0.00%	5.00%	5.00%
Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Index Investment Types [Text Block]	Dow Jones Industrial Average Index: The Dow Jones Industrial Average Index is a price-weighted measure of 30 U.S. blue-chip companies.
MSCI EAFE Index [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]	MSCI EAFE Index: The MSCI EAFE Index is comprised of equity securities of large- and mid-capitalization companies and it is designed to measure the equity market performance of developed markets, including countries in Europe, Australasia, and the Far East. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of successful smaller companies, and the securities of mid-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. Securities issued by non-U.S. companies (including related depositary receipts) are subject to the risks related to investments in foreign markets (e.g., increased price volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty). This index is calculated in USD and local currency only. The exchange rates used for all currencies for all MSCI equity indexes are taken from Reuters at 4pm GMT each day.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]	MSCI EAFE Index*
Annual Return [Percent]		27.89%	1.15%	15.03%	(16.79%)	8.78%	5.43%	18.44%	(16.14%)	21.78%	(1.88%)
Annual Return, Example Capped and Buffered [Percent]		5.00%	1.15%	5.00%	(6.79%)	5.00%	5.00%	5.00%	(6.14%)	5.00%	0.00%
Index-Linked Option Details, Price Return Index Underperforms [Text Block]	Index is a price return index, not a total return index, and therefore does not reflect the dividends paid on the assets composing the Index, which will reduce the Index Return and cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Index Investment Types [Text Block]	MSCI EAFE Index: The MSCI EAFE Index is comprised of equity securities of large- and mid-capitalization companies and it is designed to measure the equity market performance of developed markets, including countries in Europe, Australasia, and the Far East.
MSCI Emerging Markets Index [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]	MSCI Emerging Markets Index: The MSCI Emerging Markets Index is comprised of equity securities of large- and mid-capitalization companies in emerging markets. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of successful smaller companies, and the securities of larger companies. Mid-capitalization companies are more likely to fail than larger companies. Securities issued by non-U.S. companies (including related depositary receipts) are subject to the risks related to investments in foreign markets (e.g., increased price volatility; changing currency exchange rates; and
greater political, regulatory, and economic uncertainty). Those risks are typically more acute when issuers are located or operating in emerging markets. Emerging markets may be more likely to experience inflation, political turmoil, and rapid changes in economic conditions than developed markets. Emerging markets often have less uniformity in accounting and reporting requirements, less reliable valuations, and greater risk associated with custody of securities than developed markets. This index is calculated in USD and local currency only. The exchange rates used for all currencies for all MSCI equity indexes are taken from Reuters at 4pm GMT each day.

Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]	MSCI Emerging Markets Index*
Annual Return [Percent]		30.58%	5.05%	7.04%	(22.37%)	(4.59%)	15.84%	15.42%	(16.63%)	34.35%	8.58%
Annual Return, Example Capped and Buffered [Percent]		5.00%	5.00%	5.00%	(12.37%)	0.00%	5.00%	5.00%	(6.63%)	5.00%	5.00%
Index-Linked Option Details, Price Return Index Underperforms [Text Block]	Index is a price return index, not a total return index, and therefore does not reflect the dividends paid on the assets composing the Index, which will reduce the Index Return and cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Index Investment Types [Text Block]	MSCI Emerging Markets Index: The MSCI Emerging Markets Index is comprised of equity securities of large- and mid-capitalization companies in emerging markets.
Nasdaq-100 Index [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]	Nasdaq-100 Index: The Nasdaq-100 is comprised of 100 of the largest domestic and international non-financial securities listed on the Nasdaq Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain securities of financial companies including investment companies. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of successful smaller companies. To the extent that the Index is comprised of securities issued by companies in a particular sector, those securities may not perform as well as the securities of companies in other sectors or the market as a whole. Also, any securities issued by non-U.S. companies (including related depositary receipts) are subject to the risks related to investments in foreign markets (e.g., increased volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty).
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]	Nasdaq-100 Index*
Annual Return [Percent]		20.17%	24.88%	53.81%	(32.97%)	26.63%	47.58%	37.96%	(1.04%)	31.52%	5.89%
Annual Return, Example Capped and Buffered [Percent]		5.00%	5.00%	5.00%	(22.97%)	5.00%	5.00%	5.00%	0.00%	5.00%	5.00%
Index-Linked Option Details, Price Return Index Underperforms [Text Block]	Index is a price return index, not a total return index, and therefore does not reflect the dividends paid on the assets composing the Index, which will reduce the Index Return and cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Index Investment Types [Text Block]	Nasdaq-100 Index: The Nasdaq-100 is comprised of 100 of the largest domestic and international non-financial securities listed on the Nasdaq Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain securities of financial companies including investment companies.